UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Emerging Markets Stock Index Fund Investor Shares - VEIEX

Vanguard Emerging Markets Stock Index Fund FTSE Emerging Markets ETF Shares - VWO

Vanguard Emerging Markets Stock Index Fund Admiral™ Shares - VEMAX

Vanguard Emerging Markets Stock Index Fund Institutional Shares - VEMIX

Vanguard Emerging Markets Stock Index Fund Institutional Plus Shares - VEMRX

Vanguard Emerging Markets Stock Index Fund
Investor Shares (VEIEX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.29%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$159,862
Number of Portfolio Holdings	6,408
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	3.9%
Asia	86.0%
Europe	1.4%
North America	2.2%
South America	5.7%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR533

Vanguard Emerging Markets Stock Index Fund
FTSE Emerging Markets ETF Shares (VWO) NYSE Arca
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Emerging Markets ETF Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$159,862
Number of Portfolio Holdings	6,408
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	3.9%
Asia	86.0%
Europe	1.4%
North America	2.2%
South America	5.7%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR964

Vanguard Emerging Markets Stock Index Fund
Admiral™ Shares (VEMAX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.13%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$159,862
Number of Portfolio Holdings	6,408
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	3.9%
Asia	86.0%
Europe	1.4%
North America	2.2%
South America	5.7%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5533

Vanguard Emerging Markets Stock Index Fund
Institutional Shares (VEMIX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$159,862
Number of Portfolio Holdings	6,408
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	3.9%
Asia	86.0%
Europe	1.4%
North America	2.2%
South America	5.7%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR239

Vanguard Emerging Markets Stock Index Fund
Institutional Plus Shares (VEMRX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$159,862
Number of Portfolio Holdings	6,408
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	3.9%
Asia	86.0%
Europe	1.4%
North America	2.2%
South America	5.7%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1865

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard Emerging Markets Stock Index Fund

Contents
Financial Statements	1

Emerging Markets Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Brazil (3.5%)
	Vale SA	49,699,592	814,777
	Petroleo Brasileiro SA - Petrobras	51,385,128	567,937
	B3 SA - Brasil Bolsa Balcao	72,927,269	265,535
	Banco BTG Pactual SA	16,992,146	203,626
	Axia Energia SA	15,868,509	198,845
	WEG SA	20,607,261	186,688
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	26,991,515	180,696
	Ambev SA	60,503,319	177,290
*	PRIO SA	11,266,787	151,102
	Embraer SA	8,569,013	133,317
	Equatorial SA	14,818,756	126,647
	Localiza Rent a Car SA	12,448,489	115,415
	Banco do Brasil SA	23,666,372	106,149
	Vibra Energia SA	15,735,029	105,815
[1]	Rede D'Or Sao Luiz SA	13,037,050	101,020
	Itau Unibanco Holding SA ADR	10,785,505	93,834
	Telefonica Brasil SA	10,537,267	83,523
	Suzano SA	9,305,039	82,381
*	Eneva SA	12,901,769	70,556
	Banco Bradesco SA	20,481,597	69,157
	Itau Unibanco Holding SA	7,129,688	62,704
	Energisa SA	5,761,562	61,458
	BB Seguridade Participacoes SA	8,834,442	60,445
	Ultrapar Participacoes SA	9,780,742	59,137
	Cia Paranaense de Energia - Copel	18,146,162	58,266
	Motiva Infraestrutura de Mobilidade SA	16,592,545	53,613
	Rumo SA	16,821,695	53,436
	TIM SA	10,172,070	52,896
	Klabin SA	12,386,340	43,724
	Raia Drogasil SA	9,609,916	42,579
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,157,332	38,921
	Lojas Renner SA	13,665,747	37,533
	Engie Brasil Energia SA	4,948,863	35,289
	TOTVS SA	5,404,512	34,773
	Sendas Distribuidora SA	17,258,314	30,845
	Caixa Seguridade Participacoes SA	8,250,600	30,141
	Allos SA	4,773,585	29,547
	Cia de Saneamento de Minas Gerais Copasa MG	2,627,246	28,672
	Kinea Rendimentos Imobiliarios FII	1,307,682	28,149
	Multiplan Empreendimentos Imobiliarios SA	4,374,196	28,020
*	Cosan SA	27,074,702	27,557
	Transmissora Alianca de Energia Eletrica SA	3,014,577	25,885
	CPFL Energia SA	2,591,247	25,605
	Smartfit Escola de Ginastica e Danca SA	7,308,720	25,490
*	Natura Cosmeticos SA	12,342,900	25,400
	Porto Seguro SA	2,505,090	25,189
	MBRF Global Foods Co. SA	7,123,287	25,073
	Cia Paranaense de Energia - Copel ADR	1,792,963	23,075
	Banco Bradesco SA ADR	5,750,278	22,311
	Brava Energia	5,528,091	21,356
	Kinea Indice de Precos FII	1,109,291	21,237
	Hypera SA	4,546,433	20,686
	XP MALLS FDO INV IMOB FII	854,149	19,192
[1]	GPS Participacoes e Empreendimentos SA	6,118,138	18,632
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	581,500	18,366
	Banco Santander Brasil SA ADR	3,101,965	18,178
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,612,396	17,136
	Cia De Sanena Do Parana	2,051,997	16,800
	Iguatemi SA	2,931,100	16,278
	Cogna Educacao SA	28,472,003	15,985

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Petroleo Brasileiro SA - Petrobras ADR	788,729	15,680
	Banco Santander Brasil SA	2,664,317	15,625
	FII BTLG	728,635	15,244
	Embraer SA ADR	228,570	14,331
	Alupar Investimento SA	2,019,905	14,073
	Direcional Engenharia SA	5,186,960	13,460
	Kinea Renda Imobiliaria FII	394,731	13,382
	Cury Construtora e Incorporadora SA	2,124,978	12,900
	Maxi Renda FII	6,349,685	12,720
*	Auren Energia SA	4,434,586	12,439
*	Orizon Valorizacao de Residuos SA	726,803	11,962
	Cia Energetica de Minas Gerais ADR	4,339,107	10,935
	Fleury SA	3,336,190	10,834
	JHSF Participacoes SA	4,217,000	10,688
	Odontoprev SA	3,449,038	10,622
	SLC Agricola SA	2,771,674	9,515
	Vinci Shopping Centers FII	411,056	9,149
	XP Log FII	439,487	8,942
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	329,186	8,810
	Vivara Participacoes SA	1,686,560	8,791
	Magazine Luiza SA	5,193,894	8,632
	Trx Real Estate FII	462,094	8,556
	Kinea High Yield CRI - FII	413,391	8,440
	IRB-Brasil Resseguros SA	765,477	8,270
	EcoRodovias Infraestrutura e Logistica SA	4,585,271	8,139
	Hedge Brasil Shopping FII	1,857,613	7,795
	Capitania Securities II FII	4,847,029	7,762
	Azzas 2154 SA	1,777,322	7,760
*	Cia Siderurgica Nacional SA	6,075,844	7,644
*	MRV Engenharia e Participacoes SA	5,315,563	7,428
	M Dias Branco SA	1,444,045	6,847
	YDUQS Participacoes SA	3,400,950	6,772
	Construtora Tenda SA	1,175,194	6,669
	Fras-Le SA	1,517,172	6,624
	C&A Modas SA	2,870,100	6,561
	Sao Martinho SA	1,966,395	6,421
*	Dexco SA	6,056,244	6,372
	Grupo Mateus SA	7,015,208	6,148
	Cia Brasileira de Aluminio	2,830,101	6,053
	Fii UBS Br Receb Imob	348,718	5,874
	TIM SA ADR	220,513	5,720
	Fundo De Investimento Imobiliario VBI Prime Properties	371,371	5,700
	Vulcabras SA	1,771,164	5,644
*	Hidrovias do Brasil SA	8,165,621	5,508
	CSN Mineracao SA	5,748,514	5,421
*,1	Hapvida Participacoes e Investimentos SA	2,155,954	5,394
	Mahle Metal Leve SA	778,673	5,354
	Tres Tentos Agroindustrial SA	1,559,003	5,289
	Ez Tec Empreendimentos e Participacoes SA	1,863,693	5,250
	Fundo De Investimento Imobiliario Tg Ativo Real	343,436	4,719
	Minerva SA	6,043,362	4,638
	SIMPAR SA (BVMF)	2,034,700	4,528
	Petroreconcavo SA	1,712,244	4,481
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (BVMF)	5,419,750	4,334
	Axia Energia SA ADR	328,208	4,119
	LOG Commercial Properties e Participacoes SA	758,644	4,080
*	Oncoclinicas do Brasil Servicos Medicos SA	12,187,320	4,012
*	Tupy SA	1,289,257	3,650
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,227,200	3,537
	Mills Locacao Servicos e Logistica SA	1,372,459	3,523
	Iochpe Maxion SA	1,789,849	3,416
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	900,386	3,382
[1]	LWSA SA	4,218,744	3,229
	Grendene SA	3,608,897	3,192
	Sendas Distribuidora SA ADR	321,137	2,910
*	CVC Brasil Operadora e Agencia de Viagens SA	7,392,062	2,881
	Grupo SBF SA	1,292,568	2,877
*	Cia Siderurgica Nacional SA ADR	2,211,796	2,853
*	Log-in Logistica Intermodal SA	430,400	2,686
	Cia Energetica de Minas Gerais	709,440	2,408

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	SIMPAR SA	848,285	1,888
*,2	Braskem SA Class A ADR	272,413	1,046
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	792,354	634
	Suzano SA ADR	28,372	252
			5,647,313
Chile (0.6%)
	Banco de Chile	627,882,439	117,704
	Latam Airlines Group SA	3,976,411,388	94,570
	Banco de Credito e Inversiones SA	1,076,187	72,718
	Falabella SA	11,644,792	70,531
	Plaza SA	10,964,395	54,467
	Banco Santander Chile	662,761,104	52,995
	Cencosud SA	17,588,715	44,470
	Parque Arauco SA	9,291,853	41,512
	Empresas Copec SA	5,498,383	38,515
	Enel Chile SA	345,176,517	30,996
	Enel Americas SA	264,907,513	24,730
*	Sociedad Quimica y Minera de Chile SA ADR	237,505	21,891
	Cencosud Shopping SA	6,641,592	20,136
	Empresas CMPC SA	15,674,419	19,442
	Quinenco SA	3,881,246	18,979
	Banco Itau Chile SA	816,235	16,691
	Banco Santander Chile ADR	474,037	15,160
	Colbun SA	100,330,477	14,941
	Aguas Andinas SA Class A	36,579,827	13,842
	Engie Energia Chile SA	5,831,511	11,150
	Inversiones La Construccion SA	431,540	10,062
	Latam Airlines Group SA ADR	210,300	9,995
	Cia Sud Americana de Vapores SA	176,268,801	9,991
	Cia Cervecerias Unidas SA	1,712,784	9,708
	Salfacorp SA	5,830,990	9,017
	Empresa Nacional de Telecomunicaciones SA	1,897,271	7,506
	SMU SA	48,170,204	7,315
*	CAP SA	793,472	6,186
	Vina Concha y Toro SA	6,258,608	6,173
	Inversiones Aguas Metropolitanas SA	5,305,184	5,778
	Ripley Corp. SA	12,625,617	5,357
	SONDA SA	4,756,716	1,530
	Enel Chile SA ADR	72,748	329
			884,387
China (28.6%)
	Tencent Holdings Ltd.	85,748,744	5,207,715
	Alibaba Group Holding Ltd.	247,728,160	4,082,811
	China Construction Bank Corp. Class H	1,209,908,103	1,365,744
*	PDD Holdings Inc. ADR	10,526,997	1,051,436
	Industrial & Commercial Bank of China Ltd. Class H	1,103,076,614	993,817
*,1	Xiaomi Corp. Class B	238,842,600	896,186
*,1	Meituan Class B	73,777,486	793,786
	Ping An Insurance Group Co. of China Ltd. Class H	89,804,813	729,943
	BYD Co. Ltd. Class H	51,019,247	678,667
	Bank of China Ltd. Class H	947,127,735	615,027
	NetEase Inc.	25,219,811	590,375
	JD.com Inc. Class A	32,835,343	497,460
*	Baidu Inc. Class A	29,709,965	469,151
*	Trip.com Group Ltd.	8,254,153	445,716
	PetroChina Co. Ltd. Class H	288,386,227	444,840
	Zijin Mining Group Co. Ltd. Class H	83,139,097	386,098
	China Life Insurance Co. Ltd. Class H	103,047,734	380,149
	Agricultural Bank of China Ltd. Class H	426,543,343	332,746
	China Merchants Bank Co. Ltd. Class H	52,331,295	316,737
	China Shenhua Energy Co. Ltd. Class H	46,719,360	290,215
	Contemporary Amperex Technology Co. Ltd. Class A	4,116,223	264,226
*,1	Innovent Biologics Inc.	22,395,320	261,520
	Geely Automobile Holdings Ltd. Class A	86,662,743	257,750
*	BeOne Medicines Ltd. Class H	10,908,000	247,603
	Kweichow Moutai Co. Ltd. Class A	1,169,804	237,108
*,1	Wuxi Biologics Cayman Inc.	51,743,066	221,085
[1]	Kuaishou Technology	39,041,800	217,339
	Yum China Holdings Inc.	4,261,900	208,549

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Contemporary Amperex Technology Co. Ltd. Class H	2,423,960	191,580
[1,2]	Pop Mart International Group Ltd.	9,220,200	187,666
	China Petroleum & Chemical Corp. Class H	315,756,822	186,546
	China Hongqiao Group Ltd.	43,621,000	184,650
	ANTA Sports Products Ltd.	17,423,605	182,530
	PICC Property & Casualty Co. Ltd. Class H	95,696,207	172,862
*,1	Akeso Inc.	9,599,000	168,385
	China Resources Land Ltd.	39,903,825	167,657
*	XPeng Inc. Class A	20,245,765	161,815
*	NIO Inc. Class A	24,255,798	156,511
	China Pacific Insurance Group Co. Ltd. Class H	35,662,992	155,682
[2]	ZTO Express Cayman Inc.	6,043,850	153,144
[1]	Nongfu Spring Co. Ltd. Class H	24,877,400	150,450
*,2	Li Auto Inc. Class A	16,743,423	147,346
*,1,2	Hua Hong Semiconductor Ltd. Class H	9,814,606	144,576
	KE Holdings Inc. Class A	25,954,650	144,117
	H World Group Ltd.	27,050,330	139,664
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	5,388,159	138,928
	Weichai Power Co. Ltd. Class H	26,999,294	134,210
	Zhongji Innolight Co. Ltd. Class A	1,026,692	129,643
	China CITIC Bank Corp. Ltd. Class H	123,380,476	129,389
	CSPC Pharmaceutical Group Ltd.	110,774,529	120,697
*,2	Horizon Robotics	125,926,800	118,486
	Yangzijiang Shipbuilding Holdings Ltd.	34,559,298	117,863
	CMOC Group Ltd. Class H	50,225,171	114,840
	CITIC Ltd.	68,429,026	113,719
	China Merchants Bank Co. Ltd. Class A	19,374,549	108,627
	New Oriental Education & Technology Group Inc.	19,818,250	108,138
[1,2]	WuXi AppTec Co. Ltd. Class H	6,045,519	106,207
*,1,2	SenseTime Group Inc. Class B	402,421,000	102,850
*	J&T Global Express Ltd.	81,205,000	101,680
*	Cambricon Technologies Corp. Ltd. Class A	392,695	98,769
	Midea Group Co. Ltd. Class H	8,456,017	97,715
	Hygon Information Technology Co. Ltd. Class A	2,163,045	94,973
	Zijin Mining Group Co. Ltd. Class A	19,251,744	94,801
	Sino Biopharmaceutical Ltd.	134,859,444	93,871
	Bank of Communications Co. Ltd. Class H	100,460,609	91,890
	China Mengniu Dairy Co. Ltd.	41,057,920	91,436
[1]	China Tower Corp. Ltd. Class H	64,496,993	91,400
[2]	Yankuang Energy Group Co. Ltd. Class H	43,321,944	90,896
	Haier Smart Home Co. Ltd. Class H	32,132,255	90,756
	China Yangtze Power Co. Ltd. Class A	22,667,600	90,640
	New China Life Insurance Co. Ltd. Class H	13,505,912	88,697
	China Overseas Land & Investment Ltd.	51,342,841	88,190
	Ping An Insurance Group Co. of China Ltd. Class A	10,079,400	87,877
*	Bilibili Inc.	3,986,201	87,594
	Full Truck Alliance Co. Ltd. ADR	10,025,783	86,723
*,1	JD Health International Inc.	14,388,890	85,037
[1]	Postal Savings Bank of China Co. Ltd. Class H	131,236,010	84,388
	Zhaojin Mining Industry Co. Ltd. Class H	22,718,667	83,475
	People's Insurance Co. Group of China Ltd. Class H	120,139,422	82,201
	Agricultural Bank of China Ltd. Class A	79,665,395	80,562
	ENN Energy Holdings Ltd.	10,269,055	80,502
	Li Ning Co. Ltd.	30,668,574	79,845
	Industrial & Commercial Bank of China Ltd. Class A	73,310,976	79,837
	CITIC Securities Co. Ltd. Class H	22,097,438	78,455
[1]	3SBio Inc.	25,594,086	76,555
	BYD Co. Ltd. Class A	5,045,839	76,547
	Sunny Optical Technology Group Co. Ltd.	9,283,975	76,431
[1]	Hansoh Pharmaceutical Group Co. Ltd.	15,827,000	75,806
	Aluminum Corp. of China Ltd. Class H	51,441,237	75,339
	China Resources Beer Holdings Co. Ltd.	21,545,124	74,238
	Eoptolink Technology Inc. Ltd. Class A	923,304	71,475
	China Gold International Resources Corp. Ltd.	3,282,100	70,501
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	6,531,040	70,249
	Foxconn Industrial Internet Co. Ltd. Class A	7,482,320	69,471
	Jiangxi Copper Co. Ltd. Class H	14,486,722	68,848
	China Resources Power Holdings Co. Ltd.	27,395,149	67,555
[1]	Guotai Haitong Securities Co. Ltd. Class H	39,053,027	67,010
	Luxshare Precision Industry Co. Ltd. Class A	6,712,942	66,653

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1]	CGN Power Co. Ltd. Class H	145,192,514	64,692
[2]	COSCO SHIPPING Holdings Co. Ltd. Class H	35,066,605	64,541
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	8,402,400	64,013
	Tencent Music Entertainment Group ADR	6,885,687	63,142
*	TAL Education Group ADR	5,617,511	62,467
[1]	China International Capital Corp. Ltd. Class H	23,719,940	61,925
*,2	GDS Holdings Ltd. Class A	11,454,144	60,450
	China Coal Energy Co. Ltd. Class H	32,240,653	60,317
*,1	Zhejiang Leapmotor Technology Co. Ltd. Class H	9,879,900	60,306
	Tsingtao Brewery Co. Ltd. Class H	8,483,786	58,654
	Kingboard Laminates Holdings Ltd.	12,848,799	57,359
	Kanzhun Ltd. ADR	4,192,730	56,686
	China Taiping Insurance Holdings Co. Ltd.	19,196,800	54,882
	China Galaxy Securities Co. Ltd. Class H	50,963,875	54,342
*,2	UBTech Robotics Corp. Ltd. Class H	3,960,600	54,300
[1]	China Resources Mixc Lifestyle Services Ltd.	8,942,400	54,008
	NAURA Technology Group Co. Ltd. Class A	671,067	53,090
	Industrial Bank Co. Ltd. Class A	19,666,526	51,610
	Wuliangye Yibin Co. Ltd. Class A	3,609,137	51,343
	Kunlun Energy Co. Ltd.	52,710,541	50,726
	Sinotruk Hong Kong Ltd.	10,305,967	50,692
*,2	XtalPi Holdings Ltd.	41,109,000	50,522
*,1	JD Logistics Inc.	25,854,846	50,355
	Bank of Communications Co. Ltd. Class A	49,836,339	49,564
	Great Wall Motor Co. Ltd. Class H	31,716,375	47,972
[1]	Shandong Gold Mining Co. Ltd. Class H	13,024,700	47,711
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,956,039	47,175
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,696,300	46,754
	Kingboard Holdings Ltd.	8,191,608	46,436
	PetroChina Co. Ltd. Class A	25,742,769	46,066
	CMOC Group Ltd. Class A	16,586,323	45,747
	CITIC Securities Co. Ltd. Class A	11,428,806	45,696
*,2	Alibaba Health Information Technology Ltd.	80,808,112	45,669
	Huaneng Power International Inc. Class H	57,038,822	45,665
*,2	GCL Technology Holdings Ltd.	388,324,000	44,926
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	737,700	44,621
	China Minsheng Banking Corp. Ltd. Class H	97,479,594	44,485
	China Shenhua Energy Co. Ltd. Class A	6,313,336	44,320
	Sinopharm Group Co. Ltd. Class H	18,469,825	43,935
[2]	Laopu Gold Co. Ltd. Class H	612,700	43,746
*	Kingdee International Software Group Co. Ltd.	39,376,284	43,563
	Minth Group Ltd.	9,801,506	42,865
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,254,261	42,738
	China CSSC Holdings Ltd. Class A	6,973,359	42,710
	Vipshop Holdings Ltd. ADR	2,955,687	42,532
	Shanghai Pudong Development Bank Co. Ltd. Class A	30,960,729	42,011
	Anhui Conch Cement Co. Ltd. Class H	16,431,635	41,168
	Kingsoft Corp. Ltd.	13,865,278	40,959
*	WuXi XDC Cayman Inc.	5,368,500	40,764
[1,2]	Haidilao International Holding Ltd.	21,953,000	40,489
	Tingyi Cayman Islands Holding Corp.	25,842,000	39,873
	Bank of China Ltd. Class A	47,334,297	39,813
	Tongcheng Travel Holdings Ltd.	17,265,600	39,408
	Guangdong Investment Ltd.	37,538,021	39,292
	Sungrow Power Supply Co. Ltd. Class A	1,928,628	39,221
[2]	China Longyuan Power Group Corp. Ltd. Class H	45,936,493	39,139
	CRRC Corp. Ltd. Class H	58,147,000	38,706
	Wanhua Chemical Group Co. Ltd. Class A	2,929,461	38,517
	WuXi AppTec Co. Ltd. Class A	2,280,162	36,942
[1,2]	Huatai Securities Co. Ltd. Class H	17,502,408	36,318
[2]	BYD Electronic International Co. Ltd.	10,533,529	35,997
	Atour Lifestyle Holdings Ltd. ADR	935,436	35,771
	China Pacific Insurance Group Co. Ltd. Class A	6,486,224	35,495
	GF Securities Co. Ltd. Class H	15,590,400	35,345
	China Gas Holdings Ltd.	37,340,493	34,637
	Bosideng International Holdings Ltd.	63,033,764	34,494
	China Everbright Environment Group Ltd.	47,967,203	34,491
	Shaanxi Coal Industry Co. Ltd. Class A	8,975,905	34,313
*,2	Kingsoft Cloud Holdings Ltd.	33,916,265	34,200
*,2	Pony AI Inc. ADR	3,455,013	34,101

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,2	ZTE Corp. Class H	10,575,239	33,948
*,2	InnoScience Suzhou Technology Holding Co. Ltd. Class H	4,105,400	33,777
	Dongyue Group Ltd.	20,378,339	33,560
	Muyuan Foods Co. Ltd. Class A	5,086,345	33,358
	Far East Horizon Ltd.	34,601,130	33,166
	Inner Mongolia Yitai Coal Co. Ltd. Class B	12,242,475	32,588
	Suzhou TFC Optical Communication Co. Ltd. Class A	720,449	32,568
	China Merchants Port Holdings Co. Ltd.	16,252,671	32,326
*,1	Remegen Co. Ltd. Class H	2,486,000	32,229
	East Money Information Co. Ltd. Class A	10,744,558	32,159
	Advanced Micro-Fabrication Equipment Inc. China Class A	576,922	32,050
*	China National Building Material Co. Ltd. Class H	49,130,512	32,016
	Guotai Haitong Securities Co. Ltd.	13,356,004	31,613
	China Nonferrous Mining Corp. Ltd.	17,895,000	31,114
	China Oilfield Services Ltd. Class H	25,590,880	30,899
*,2	Hesai Group Class B	1,370,898	30,871
	Ningxia Baofeng Energy Group Co. Ltd. Class A	6,842,000	30,740
[2]	XD Inc.	3,790,400	30,479
[1,2]	Smoore International Holdings Ltd.	25,352,000	30,305
*,2	Zai Lab Ltd.	14,118,420	30,302
	Hengan International Group Co. Ltd.	8,780,026	30,101
	Ping An Bank Co. Ltd. Class A	17,877,646	30,091
[1,2]	Longfor Group Holdings Ltd.	28,884,101	29,907
	China Conch Venture Holdings Ltd.	19,284,518	29,902
	China Resources Gas Group Ltd.	12,398,305	29,784
	Weichai Power Co. Ltd. Class A	6,445,111	29,643
	Bank of Ningbo Co. Ltd. Class A	6,083,681	29,565
*,1	InnoCare Pharma Ltd. Class H	16,638,000	29,453
	China Construction Bank Corp. Class A	20,110,510	29,261
*	Genscript Biotech Corp.	16,410,320	29,217
*,2	China Ruyi Holdings Ltd.	154,666,709	28,929
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	40,111,379	28,790
	GigaDevice Semiconductor Inc. Class A	615,579	28,611
	Shennan Circuits Co. Ltd. Class A	616,862	28,570
[2]	Dongfang Electric Corp. Ltd. Class H	5,679,813	28,452
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,905,667	28,437
	NARI Technology Co. Ltd. Class A	7,452,089	28,402
	Bank of Jiangsu Co. Ltd. Class A	17,101,797	28,246
	China Railway Group Ltd. Class H	57,941,604	28,089
*,1	Keymed Biosciences Inc.	2,888,500	28,071
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,134,224	28,066
	Yum China Holdings Inc. (XHKG)	579,219	28,063
*,1	Mobvista Inc.	13,363,000	27,943
	Chongqing Rural Commercial Bank Co. Ltd. Class H	30,777,539	27,342
	China State Construction Engineering Corp. Ltd. Class A	37,914,642	27,279
	Montage Technology Co. Ltd. Class A	1,060,764	27,241
[2]	Harbin Electric Co. Ltd. Class H	9,097,875	27,164
	China Medical System Holdings Ltd.	16,483,584	27,096
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	5,924,479	27,070
	TCL Electronics Holdings Ltd.	14,002,329	27,059
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,775,004	27,021
[2]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	6,152,200	26,496
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,351,940	26,131
[1,2]	Giant Biogene Holding Co. Ltd.	6,707,800	26,052
	Beijing Enterprises Holdings Ltd.	6,518,767	25,817
[2]	China State Construction International Holdings Ltd.	22,062,728	25,625
	Shenzhen Inovance Technology Co. Ltd. Class A	2,530,428	25,506
	Shengyi Technology Co. Ltd. Class A	2,246,656	25,468
[1,2]	Meitu Inc.	46,854,436	25,228
*,1,2	China CITIC Financial Asset Management Co. Ltd. Class H	265,229,000	25,213
*,2	WeRide Inc. ADR	3,250,523	25,094
	China National Nuclear Power Co. Ltd. Class A	19,004,039	25,033
	SF Holding Co. Ltd. Class A	4,526,722	24,634
*,2	Sunac China Holdings Ltd.	164,571,000	24,392
[1]	Yadea Group Holdings Ltd.	15,814,000	24,276
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,274,115	24,202
	Hithink RoyalFlush Information Network Co. Ltd. Class A	699,001	24,189
[2]	Wanguo Gold Group Ltd.	16,690,500	24,071
	Haitian International Holdings Ltd.	8,811,180	23,906
	Sany Heavy Industry Co. Ltd. Class A	7,946,090	23,737

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,131,340	23,735
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,460,338	23,735
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,859,618	23,574
	Country Garden Services Holdings Co. Ltd.	29,487,827	23,539
	China Petroleum & Chemical Corp. Class A	29,766,601	23,508
[1]	China Feihe Ltd.	52,560,000	23,452
[2]	Goldwind Science & Technology Co. Ltd. Class H	10,546,290	23,410
[2]	C&D International Investment Group Ltd.	12,241,966	23,286
	MINISO Group Holding Ltd.	6,293,312	23,221
*	Shenzhen Longsys Electronics Co. Ltd. Class A	386,667	23,118
[2]	Lingbao Gold Group Co. Ltd. Class H	8,520,500	22,907
[2]	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	2,736,800	22,820
*,1,2	CALB Group Co. Ltd. Class H	5,001,200	22,779
[2]	China Cinda Asset Management Co. Ltd. Class H	161,180,276	22,771
[2]	Xinyi Solar Holdings Ltd.	61,820,000	22,758
	Avary Holding Shenzhen Co. Ltd. Class A	2,118,161	22,597
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,769,208	22,452
	China Power International Development Ltd.	53,342,063	22,296
*	Zhejiang Expressway Co. Ltd. Class H	22,449,877	22,252
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	421,360	22,105
	Ganfeng Lithium Group Co. Ltd. Class A	1,683,480	22,018
[2]	Guming Holdings Ltd.	6,752,800	22,001
	Hengtong Optic-electric Co. Ltd. Class A	2,265,065	21,953
	Wasion Holdings Ltd.	6,292,000	21,819
	JOYY Inc. ADR	367,850	21,699
	Gree Electric Appliances Inc. of Zhuhai Class A	3,680,920	21,608
	Aluminum Corp. of China Ltd. Class A	12,427,019	21,449
	Sany Heavy Equipment International Holdings Co. Ltd.	15,412,954	21,305
*,1	Ascentage Pharma Group International	3,693,700	21,282
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	13,959,293	20,976
[2]	Jiangsu Expressway Co. Ltd. Class H	15,284,976	20,797
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	491,487	20,490
*,2	Tianqi Lithium Corp. Class H	2,396,400	20,436
*	ZTE Corp. Class A	3,783,345	20,397
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	5,110,500	20,394
	Postal Savings Bank of China Co. Ltd. Class A	27,300,507	20,253
	BOE Technology Group Co. Ltd. Class A	33,717,154	20,201
	RLX Technology Inc. ADR	9,117,745	20,150
	Range Intelligent Computing Technology Group Co. Ltd. Class A	1,521,700	20,038
*,2	RoboSense Technology Co. Ltd.	4,665,700	20,006
	Luzhou Laojiao Co. Ltd. Class A	1,359,461	19,935
	CRRC Corp. Ltd. Class A	22,762,789	19,915
	Victory Giant Technology Huizhou Co. Ltd. Class A	406,400	19,860
	Bank of Nanjing Co. Ltd. Class A	11,524,538	19,814
	China Everbright Bank Co. Ltd. Class A	43,292,894	19,780
	Seres Group Co. Ltd. Class A	1,512,848	19,740
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,943,000	19,706
	Huatai Securities Co. Ltd. Class A	6,953,701	19,587
*,1,2	East Buy Holding Ltd.	5,909,000	19,474
	China Jinmao Holdings Group Ltd.	91,087,771	19,435
[2]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	19,288,932	19,426
	China Merchants Energy Shipping Co. Ltd. Class A	7,560,103	19,412
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	964,124	19,378
	China United Network Communications Ltd. Class A	29,190,314	19,357
	Beijing Enterprises Water Group Ltd.	54,746,691	19,342
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,237,039	19,145
	Zangge Mining Co. Ltd. Class A	1,450,700	19,128
*	Tianqi Lithium Corp. Class A	1,621,840	19,124
*,2	Phancy Group Co. Ltd. Class H	3,906,100	18,833
	Yankuang Energy Group Co. Ltd. Class A	5,625,717	18,820
	China Jushi Co. Ltd. Class A	3,704,858	18,805
	Baoshan Iron & Steel Co. Ltd. Class A	20,216,278	18,704
	New China Life Insurance Co. Ltd. Class A	1,969,625	18,657
*,1,2	CStone Pharmaceuticals	15,500,000	18,616
	Ningbo Deye Technology Co. Ltd. Class A	840,836	18,614
	TBEA Co. Ltd. Class A	4,673,375	18,498
	China Communications Services Corp. Ltd. Class H	33,378,821	18,362
	Yuanjie Semiconductor Technology Co. Ltd. Class A	78,528	18,323
	Haier Smart Home Co. Ltd. Class A	5,790,407	18,295
	Qfin Holdings Inc. Class A ADR	1,398,030	18,286

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,120,258	18,222
	China Minsheng Banking Corp. Ltd. Class A	33,546,490	18,177
*,1,2	NetEase Cloud Music Inc.	1,225,850	18,103
*	Shanghai Electric Group Co. Ltd. Class H	35,885,315	17,940
	Shenzhen International Holdings Ltd.	18,883,478	17,901
	Bank of Shanghai Co. Ltd. Class A	13,028,694	17,875
*,1,2	China Literature Ltd.	5,594,564	17,695
	GF Securities Co. Ltd. Class A	5,670,641	17,679
*,1,2	Ping An Healthcare & Technology Co. Ltd.	12,684,195	17,543
	Lens Technology Co. Ltd. Class A	4,593,154	17,500
	Bank of Hangzhou Co. Ltd. Class A	6,863,660	17,480
	Sharetronic Data Technology Co. Ltd. Class A	453,208	17,412
*	Nine Dragons Paper Holdings Ltd.	21,287,910	17,288
[2]	Greentown China Holdings Ltd.	13,988,719	17,278
	Shandong Gold Mining Co. Ltd. Class A	3,404,280	17,272
[1]	Simcere Pharmaceutical Group Ltd.	11,356,000	17,235
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,750,293	17,235
	Zhongjin Gold Corp. Ltd. Class A	4,491,583	17,225
[1]	China Resources Pharmaceutical Group Ltd.	25,576,626	17,169
	SAIC Motor Corp. Ltd. Class A	8,463,978	17,140
[1]	CSC Financial Co. Ltd. Class H	11,505,000	17,115
*	Biwin Storage Technology Co. Ltd. Class A	431,931	17,083
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,907,678	16,978
*	LONGi Green Energy Technology Co. Ltd. Class A	7,011,162	16,967
	Piotech Inc. Class A	258,523	16,951
	China Tourism Group Duty Free Corp. Ltd. Class A	1,757,710	16,950
[2]	China Everbright Bank Co. Ltd. Class H	42,463,956	16,832
*,2	Microport Scientific Corp.	14,944,943	16,788
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	214,080	16,785
[2]	AviChina Industry & Technology Co. Ltd. Class H	38,045,476	16,760
	AECC Aviation Power Co. Ltd. Class A	2,453,563	16,653
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	41,970,365	16,647
*,2	REPT BATTERO Energy Co. Ltd. Class H	7,248,600	16,425
	Hgtech Co. Ltd. Class A	933,700	16,404
	China Merchants Securities Co. Ltd. Class A	7,061,160	16,290
	OmniVision Integrated Circuits Group Inc.	1,119,320	16,191
	Fosun International Ltd.	30,741,125	16,185
	China Three Gorges Renewables Group Co. Ltd. Class A	26,793,836	16,058
	Fuyao Glass Industry Group Co. Ltd. Class A	1,853,129	16,037
	XCMG Construction Machinery Co. Ltd. Class A	10,977,931	16,037
	TravelSky Technology Ltd. Class H	12,898,867	15,970
	Beijing Kingsoft Office Software Inc. Class A	430,062	15,926
	Sinopec Engineering Group Co. Ltd. Class H	19,805,564	15,920
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,451,609	15,834
[2]	Sunshine Insurance Group Co. Ltd. Class H	34,238,500	15,813
	Dongfang Electric Corp. Ltd. Class A	2,755,211	15,807
	Accelink Technologies Co. Ltd. Class A	741,948	15,796
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,273,214	15,759
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,166,727	15,452
	China CITIC Bank Corp. Ltd. Class A	12,385,061	15,237
	Yihai International Holding Ltd.	7,219,648	15,185
	Uni-President China Holdings Ltd.	16,457,000	15,148
*,2	Black Sesame International Holding Ltd.	6,672,900	15,136
	Iflytek Co. Ltd. Class A	2,144,449	15,105
	Yunnan Aluminium Co. Ltd. Class A	3,208,852	15,085
	Shenwan Hongyuan Group Co. Ltd. Class A	21,596,762	15,029
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	585,575	15,000
[2]	SF Holding Co. Ltd. Class H	3,298,400	14,974
[2]	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	33,764,244	14,881
	Bank of Beijing Co. Ltd. Class A	19,136,035	14,831
	Wens Foodstuff Group Co. Ltd. Class A	6,159,942	14,823
	Autohome Inc. ADR	786,890	14,660
*,2	Air China Ltd. Class H	24,331,808	14,636
	China Reinsurance Group Corp. Class H	92,502,940	14,586
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,785,751	14,542
	China International Capital Corp. Ltd. Class A	2,881,900	14,514
	Fufeng Group Ltd.	17,270,495	14,481
	Ningbo Tuopu Group Co. Ltd. Class A	1,610,936	14,365
	Zhejiang NHU Co. Ltd. Class A	2,808,686	14,338
	Eastroc Beverage Group Co. Ltd. Class A	479,302	14,311

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sinotrans Ltd. Class H	21,911,836	14,297
[2]	Mao Geping Cosmetics Co. Ltd. Class H	1,548,200	14,297
	Han's Laser Technology Industry Group Co. Ltd. Class A	960,523	14,285
	China Railway Group Ltd. Class A	19,108,853	14,234
	Brilliance China Automotive Holdings Ltd.	40,668,000	14,192
[2]	Datang International Power Generation Co. Ltd. Class H	41,096,046	14,192
*,2	Lifetech Scientific Corp.	51,039,059	14,141
[2]	Shanghai Conant Optical Co. Ltd. Class H	2,344,200	14,117
	Daqin Railway Co. Ltd. Class A	18,254,280	14,083
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	2,022,229	14,059
	IEIT Systems Co. Ltd. Class A	1,365,150	14,031
	Anhui Gujing Distillery Co. Ltd. Class B	1,659,461	14,018
*,1	Evergrande Property Services Group Ltd.	71,839,500	14,013
[2]	Hisense Home Appliances Group Co. Ltd. Class H	4,759,000	14,009
	Lingyi iTech Guangdong Co. Class A	6,739,800	13,995
*	Shanghai Electric Group Co. Ltd. Class A	11,766,230	13,983
	SDIC Power Holdings Co. Ltd. Class A	6,994,805	13,950
	CSC Financial Co. Ltd. Class A	4,101,945	13,867
	Hengli Petrochemical Co. Ltd. Class A	4,233,950	13,757
	Aier Eye Hospital Group Co. Ltd. Class A	8,627,118	13,631
	Rongsheng Petrochemical Co. Ltd. Class A	6,642,348	13,602
[2]	Chinasoft International Ltd.	30,543,155	13,549
	Satellite Chemical Co. Ltd. Class A	3,120,362	13,542
	Huaxia Bank Co. Ltd. Class A	13,365,131	13,479
	Zhejiang Juhua Co. Ltd. Class A	2,502,502	13,477
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,653,500	13,468
	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	3,640,900	13,368
	Goldwind Science & Technology Co. Ltd. Class A	3,283,626	13,320
	Chifeng Jilong Gold Mining Co. Ltd. Class H	2,822,000	13,284
	Jiangxi Copper Co. Ltd. Class A	1,966,007	13,233
	Consun Pharmaceutical Group Ltd.	6,382,000	13,224
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,751,126	13,186
	Power Construction Corp. of China Ltd. Class A	15,875,610	13,022
[1,2]	Pharmaron Beijing Co. Ltd. Class H	4,801,623	12,964
	China Coal Energy Co. Ltd. Class A	4,693,962	12,866
	China International Marine Containers Group Co. Ltd. Class H	9,302,166	12,811
	Canmax Technologies Co. Ltd. Class A	785,175	12,754
	China Energy Engineering Corp. Ltd. Class A	30,663,856	12,729
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,132,776	12,728
[1]	Topsports International Holdings Ltd.	33,112,000	12,691
	Yunnan Baiyao Group Co. Ltd. Class A	1,625,857	12,645
	Sinoma Science & Technology Co. Ltd. Class A	1,554,639	12,643
[2]	Huadian Power International Corp. Ltd. Class H	23,203,909	12,618
[1]	Genertec Universal Medical Group Co. Ltd.	16,988,668	12,613
	Shenzhen Envicool Technology Co. Ltd. Class A	900,148	12,589
	China Zheshang Bank Co. Ltd. Class H	40,071,000	12,484
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	2,234,270	12,447
	Xiamen Tungsten Co. Ltd. Class A	1,461,859	12,438
	Huaqin Co. Ltd. Class A	811,560	12,392
*,2	Country Garden Holdings Co. Ltd.	331,216,000	12,373
*	Suzhou Centec Communications Co. Ltd. Class A	259,481	12,362
	Unisplendour Corp. Ltd. Class A	2,620,623	12,349
*,2	China Eastern Airlines Corp. Ltd. Class H	24,937,558	12,336
	China Galaxy Securities Co. Ltd. Class A	6,516,695	12,246
	Shanghai United Imaging Healthcare Co. Ltd. Class A	759,065	12,237
*	China Southern Airlines Co. Ltd. Class H	23,967,638	12,191
	GoerTek Inc. Class A	3,357,332	12,170
*,2	Damai Entertainment Holdings Ltd.	162,219,250	12,142
	Shenzhen Sunway Communication Co. Ltd. Class A	903,349	12,129
	Focus Media Information Technology Co. Ltd. Class A	13,097,248	12,080
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	6,187,477	12,060
	Shengyi Electronics Co. Ltd. Class A	735,690	11,966
	TCL Technology Group Corp. Class A	19,062,494	11,939
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,760,900	11,866
*	FIH Mobile Ltd.	3,697,600	11,856
*,2	WellCell Holdings Co. Ltd.	29,660,800	11,853
	CIMC Enric Holdings Ltd.	8,773,019	11,775
*,2	China Vanke Co. Ltd. Class H	30,349,600	11,642
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	548,971	11,535
	Shanghai Rural Commercial Bank Co. Ltd. Class A	8,762,100	11,507

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Daqo New Energy Corp. ADR	596,962	11,474
	China Suntien Green Energy Corp. Ltd. Class H	23,232,823	11,401
*	Kuang-Chi Technologies Co. Ltd. Class A	1,973,404	11,356
	Tuya Inc. ADR	4,933,759	11,348
	Xtep International Holdings Ltd.	20,652,291	11,343
*	Air China Ltd. Class A	11,468,975	11,325
	Anhui Expressway Co. Ltd. Class H	5,584,097	11,322
	Shanghai Industrial Holdings Ltd.	5,750,289	11,320
	Tongling Nonferrous Metals Group Co. Ltd. Class A	12,423,000	11,304
	Lonking Holdings Ltd.	26,541,868	11,299
[1]	China Railway Signal & Communication Corp. Ltd. Class H	24,232,798	11,276
	Anhui Conch Cement Co. Ltd. Class A	3,639,864	11,273
	Yutong Bus Co. Ltd. Class A	2,172,314	11,267
	GD Power Development Co. Ltd. Class A	16,180,031	11,233
	Guangdong Haid Group Co. Ltd. Class A	1,527,326	11,174
	JCET Group Co. Ltd. Class A	1,652,695	11,125
	Shannon Semiconductor Technology Co. Ltd. Class A	427,113	11,063
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,959,062	11,049
	RoboTechnik Intelligent Technology Co. Ltd. Class A	154,900	11,046
*	Yunnan Energy New Material Group Co. Ltd. Class A	902,835	11,039
*	Abbisko Cayman Ltd.	6,573,000	10,943
	COSCO SHIPPING Ports Ltd.	15,671,359	10,933
[2]	Guangzhou Automobile Group Co. Ltd. Class H	30,162,820	10,918
	CGN Power Co. Ltd. Class A	16,110,700	10,815
	Greentown Service Group Co. Ltd.	18,397,032	10,780
[1,2]	China Merchants Securities Co. Ltd. Class H	6,118,856	10,776
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,433,660	10,748
	360 Security Technology Inc. Class A	6,516,595	10,701
	People's Insurance Co. Group of China Ltd. Class A	10,118,699	10,682
	Tianshan Aluminum Group Co. Ltd. Class A	4,335,470	10,660
*	Tongwei Co. Ltd. Class A	4,158,685	10,659
	Bank of Chengdu Co. Ltd. Class A	3,796,135	10,646
[2]	Tongguan Gold Group Ltd.	28,894,000	10,631
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	704,500	10,621
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	10,549
	Huadian New Energy Group Co. Ltd. Class A	11,638,521	10,529
	Shanghai Putailai New Energy Technology Group Co. Ltd.	1,970,444	10,505
	CNPC Capital Co. Ltd. Class A	7,540,391	10,442
	Chongqing Changan Automobile Co. Ltd. Class A	7,465,202	10,427
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,646,472	10,389
	Rockchip Electronics Co. Ltd. Class A	383,900	10,362
*,2	Shenzhen Dobot Corp. Ltd. Class H	2,536,600	10,357
*,1,2	Tuhu Car Inc. Class A	6,046,700	10,307
[2]	China Energy Engineering Corp. Ltd. Class H	62,134,211	10,292
	EverProX Technologies Co. Ltd. Class A	272,600	10,265
	Sichuan Chuantou Energy Co. Ltd. Class A	4,571,876	10,255
	Shoucheng Holdings Ltd.	49,003,211	10,191
[2]	China Traditional Chinese Medicine Holdings Co. Ltd.	46,952,802	10,173
*	China Eastern Airlines Corp. Ltd. Class A	15,891,726	10,074
	Hello Group Inc. Class A ADR	1,613,332	10,067
	China Tobacco International HK Co. Ltd.	2,623,000	10,058
*,2	Mixue Group Class H	272,600	10,035
	Dazhong Mining Co. Ltd. Class A	1,304,357	10,013
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,387,670	10,009
[1]	Orient Securities Co. Ltd. Class H	12,577,600	9,998
	YTO Express Group Co. Ltd. Class A	3,160,306	9,958
	Zhejiang Dahua Technology Co. Ltd. Class A	3,652,913	9,937
	Poly Developments & Holdings Group Co. Ltd. Class A	11,022,122	9,931
	JinkoSolar Holding Co. Ltd. ADR	424,848	9,920
*,2	Global New Material International Holdings Ltd.	9,156,000	9,909
	China Water Affairs Group Ltd.	15,682,149	9,902
	Shanjin International Gold Co. Ltd. Class A	2,577,833	9,902
	China Resources Microelectronics Ltd. Class A	1,184,498	9,884
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	27,577,600	9,863
	Shougang Fushan Resources Group Ltd.	27,757,800	9,847
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,033,731	9,810
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,064,200	9,789
*,1,2	Luye Pharma Group Ltd.	29,617,956	9,784
	Western Mining Co. Ltd. Class A	2,228,200	9,740
[3]	Orient Securities Co. Ltd. Class A	7,067,671	9,734

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Weibo Corp. Class A	1,168,566	9,675
	Shanghai Baosight Software Co. Ltd. Class B	9,821,907	9,645
*	Seazen Group Ltd.	33,842,101	9,642
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,024,002	9,626
*	National Silicon Industry Group Co. Ltd. Class A	3,156,009	9,598
[2]	Yuexiu Property Co. Ltd.	19,237,431	9,577
	Shenzhen Kinwong Electronic Co. Ltd. Class A	915,456	9,535
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,811,997	9,534
*,1,2	Weimob Inc.	50,610,000	9,520
*,2	Grand Pharmaceutical Group Ltd.	11,845,710	9,462
*,1,2	Jinxin Fertility Group Ltd.	30,794,000	9,441
	Hwatsing Technology Co. Ltd. Class A	321,864	9,372
	Sanan Optoelectronics Co. Ltd. Class A	4,662,542	9,352
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	728,457	9,351
	Zhejiang Chint Electrics Co. Ltd. Class A	1,944,446	9,347
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,663,288	9,342
[1]	Qingdao Port International Co. Ltd. Class H	9,536,915	9,333
*	China Southern Airlines Co. Ltd. Class A	11,733,411	9,312
*	Jinko Solar Co. Ltd. Class A	9,507,900	9,298
*	Skyverse Technology Co. Ltd. Class A	319,713	9,259
	Sihuan Pharmaceutical Holdings Group Ltd.	56,518,595	9,250
	Nexchip Semiconductor Corp. Class A	1,852,463	9,234
[2]	China Everbright Ltd.	11,502,100	9,223
	Suzhou Maxwell Technologies Co. Ltd. Class A	261,585	9,218
[2]	JF SmartInvest Holdings Ltd.	1,999,900	9,211
	Chongqing Changan Automobile Co. Ltd. Class B	18,818,331	9,208
*	Loongson Technology Corp. Ltd. Class A	375,669	9,184
	Guosen Securities Co. Ltd. Class A	5,820,762	9,156
	China Overseas Property Holdings Ltd.	17,972,311	9,154
*	Newborn Town Inc.	7,751,729	9,141
	Raytron Technology Co. Ltd. Class A	423,045	9,081
	Founder Securities Co. Ltd. Class A	8,608,803	9,075
	Yunnan Yuntianhua Co. Ltd. Class A	1,704,930	9,061
	Anker Innovations Technology Co. Ltd. Class A	489,660	9,023
	Eve Energy Co. Ltd. Class A	842,292	9,010
	Shanghai International Airport Co. Ltd. Class A	2,252,768	8,998
	Shenzhen Transsion Holdings Co. Ltd. Class A	1,060,341	8,977
*	CICT Mobile Communication Technology Co. Ltd. Class A	3,109,504	8,944
	Sinomine Resource Group Co. Ltd. Class A	668,872	8,942
	Zhongsheng Group Holdings Ltd.	9,783,406	8,931
*,1	Legend Holdings Corp. Class H	7,337,514	8,919
*,1	Alphamab Oncology	6,686,000	8,888
*	Suzhou Everbright Photonics Co. Ltd. Class A	171,509	8,886
	Poly Property Services Co. Ltd. Class H	2,215,800	8,877
*	Hainan Airlines Holding Co. Ltd. Class A	39,994,800	8,850
	Sinofert Holdings Ltd.	44,216,032	8,848
*	Sichuan Huafeng Technology Co. Ltd. Class A	441,360	8,839
	Shenzhen Megmeet Electrical Co. Ltd. Class A	496,375	8,830
	Gotion High-tech Co. Ltd. Class A	1,633,369	8,828
	Bank of Chongqing Co. Ltd. Class H	8,288,566	8,814
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	769,471	8,772
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,694,500	8,770
*,1,2	China Youran Dairy Group Ltd.	17,765,000	8,740
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,269,438	8,738
*	Chongqing Polycomp International Corp. Class A	3,692,100	8,721
[1,2]	ZJLD Group Inc.	8,349,600	8,703
*	Dosilicon Co. Ltd. Class A	407,578	8,684
*	Grace Fabric Technology Co. Ltd. Class A	491,100	8,680
	Giant Network Group Co. Ltd. Class A	1,801,200	8,677
*	China Greatwall Technology Group Co. Ltd. Class A	2,988,788	8,672
	Jiangsu Etern Co. Ltd. Class A	1,382,370	8,640
	Lens Technology Co. Ltd. Class H	3,975,200	8,630
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,885,913	8,617
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	215,069	8,604
	Huaneng Power International Inc. Class A	8,384,591	8,588
[1,2]	Yixin Group Ltd.	35,187,500	8,541
	China Zheshang Bank Co. Ltd. Class A	19,627,610	8,533
*	Kunlun Tech Co. Ltd. Class A	1,184,287	8,531
*	Wuhan Guide Infrared Co. Ltd. Class A	3,910,544	8,523
[2]	Onewo Inc. Class H	3,935,500	8,521

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Lao Feng Xiang Co. Ltd. Class B	2,638,645	8,510
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,368,586	8,492
	Huizhou Desay Sv Automotive Co. Ltd. Class A	558,400	8,480
	Delton Technology Guangzhou Inc. Class A	351,900	8,479
	Hubei Dinglong Co. Ltd. Class A	922,708	8,468
	Great Wall Motor Co. Ltd. Class A	2,880,900	8,408
	Advanced Fiber Resources Zhuhai Ltd. Class A	238,655	8,396
	SUPCON Technology Co. Ltd. Class A	712,610	8,309
	China Overseas Grand Oceans Group Ltd.	22,842,142	8,306
*,3	New Horizon Health Ltd.	4,595,000	8,295
[2]	West China Cement Ltd.	25,406,438	8,223
	Metallurgical Corp. of China Ltd. Class H	40,274,885	8,213
	Chongqing Rural Commercial Bank Co. Ltd. Class A	7,709,300	8,210
	Beijing Compass Technology Development Co. Ltd. Class A	565,575	8,195
*	Hua Hong Semiconductor Ltd. Class A	390,891	8,174
[1]	Angelalign Technology Inc.	713,393	8,149
*	VOYAH Automobile Technology Co. Ltd. Class H	10,614,990	8,131
	Ingenic Semiconductor Co. Ltd. Class A	442,316	8,125
	Yealink Network Technology Corp. Ltd. Class A	1,510,446	8,087
	Anhui Tongguan Copper Foil Group Co. Ltd. Class A	696,000	8,083
	JNBY Design Ltd.	2,957,500	8,080
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	501,224	8,073
*	Lufax Holding Ltd. ADR	4,221,928	8,064
	Yunnan Tin Co. Ltd. Class A	1,543,199	8,064
*	iQIYI Inc. ADR	6,822,888	8,051
	China XD Electric Co. Ltd. Class A	3,219,507	8,019
	Wolong Electric Group Co. Ltd. Class A	1,437,939	7,993
	Everbright Securities Co. Ltd. Class A	3,577,220	7,976
	CNGR Advanced Material Co. Ltd. Class A	847,740	7,963
	Henan Shijia Photons Technology Co. Ltd. Class A	404,635	7,916
	Guocheng Mining Co. Ltd. Class A	1,048,500	7,908
	Huafon Chemical Co. Ltd. Class A	4,580,566	7,905
	Huayu Automotive Systems Co. Ltd. Class A	2,887,793	7,898
*	QuantumCTek Co. Ltd. Class A	93,691	7,874
	Hengyi Petrochemical Co. Ltd. Class A	3,023,300	7,828
	Tongkun Group Co. Ltd. Class A	2,202,499	7,824
*	China Rare Earth Resources & Technology Co. Ltd. Class A	974,500	7,810
	Huadong Medicine Co. Ltd. Class A	1,587,847	7,781
*	United Nova Technology Co. Ltd. Class A	7,619,591	7,733
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,432,596	7,730
	Baiyin Nonferrous Group Co. Ltd. Class A	6,893,700	7,729
	China Lesso Group Holdings Ltd.	12,947,317	7,701
	Jinduicheng Molybdenum Co. Ltd. Class A	2,660,540	7,671
*	Sunshine Lake Pharma Co. Ltd. Class H	1,454,878	7,652
[2]	Weilong Delicious Global Holdings Ltd.	6,256,400	7,610
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,009,953	7,607
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,211,692	7,584
	SG Micro Corp. Class A	558,951	7,566
	Dajin Heavy Industry Co. Ltd. Class A	610,500	7,539
*	Chengxin Lithium Group Co. Ltd. Class A	858,574	7,530
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,053,288	7,505
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,253,591	7,503
*	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,787,863	7,483
	Huaxin Building Materials Group Co. Ltd. Class H	3,511,800	7,463
[2]	Tiangong International Co. Ltd.	17,007,224	7,448
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,463,412	7,417
	China BlueChemical Ltd. Class H	21,434,568	7,397
	CSI Solar Co. Ltd. Class A	3,436,254	7,326
	Wanxiang Qianchao Co. Ltd. Class A	3,064,079	7,273
	Tsingtao Brewery Co. Ltd. Class A	781,913	7,260
	Maxscend Microelectronics Co. Ltd. Class A	495,057	7,237
	ENN Natural Gas Co. Ltd. Class A	2,438,200	7,237
	Anhui Yingliu Electromechanical Co. Ltd. Class A	647,980	7,215
[2]	Gushengtang Holdings Ltd.	1,897,500	7,194
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	43,110,131	7,187
*,1,2	Yidu Tech Inc.	9,107,000	7,171
	Shenzhen Kedali Industry Co. Ltd. Class A	253,900	7,148
	Shenzhen Capchem Technology Co. Ltd. Class A	700,720	7,140
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,113,422	7,139
	Guangdong Dtech Technology Co. Ltd. Class A	204,355	7,106

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Vnet Group Inc. Class A ADR	854,763	7,103
	Zhongtai Securities Co. Ltd. Class A	7,970,170	7,042
[2]	Tianneng Power International Ltd.	9,550,156	7,021
[1,2]	Blue Moon Group Holdings Ltd.	17,305,500	7,021
*	Chongqing Afari Technology Co. Ltd. Class A	4,261,100	7,017
	Livzon Pharmaceutical Group Inc. Class H	1,943,653	6,987
	Haisco Pharmaceutical Group Co. Ltd. Class A	813,164	6,980
	FinVolution Group ADR	1,405,692	6,972
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,060,612	6,969
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	876,850	6,969
	Industrial Securities Co. Ltd. Class A	7,788,751	6,938
*	Jiujiang Defu Technology Co. Ltd. Class A	623,300	6,926
	Hundsun Technologies Inc. Class A	1,743,439	6,881
	Caitong Securities Co. Ltd. Class A	5,660,695	6,872
*	Sichuan Hongda Co. Ltd. Class A	2,573,900	6,871
	Fulin Precision Co. Ltd. Class A	1,656,960	6,870
	China National Chemical Engineering Co. Ltd. Class A	5,441,422	6,864
*,2	COFCO Joycome Foods Ltd.	39,021,000	6,860
	Metallurgical Corp. of China Ltd. Class A	15,873,243	6,848
	Sunwoda Electronic Co. Ltd. Class A	1,691,280	6,847
	China Datang Corp. Renewable Power Co. Ltd. Class H	35,127,000	6,846
*,2	DPC Dash Ltd.	1,057,000	6,829
	CIG Shanghai Co. Ltd. Class A	265,100	6,826
	Shenzhen MTC Co. Ltd. Class A	4,195,955	6,821
	Neway Valve Suzhou Co. Ltd. Class A	735,909	6,788
	Sangfor Technologies Inc. Class A	391,879	6,773
	Konfoong Materials International Co. Ltd. Class A	255,276	6,769
	COSCO SHIPPING Development Co. Ltd. Class H	47,370,927	6,725
*	Founder Technology Group Corp. Class A	3,885,000	6,708
*	Shanghai Stonehill Technology Co. Ltd. Class A	5,275,454	6,695
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,008,343	6,693
	Lee & Man Paper Manufacturing Ltd.	15,416,000	6,670
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,529,884	6,669
	Huadian Power International Corp. Ltd. Class A	9,107,240	6,658
	Shanghai International Port Group Co. Ltd. Class A	9,085,334	6,656
	Poly Property Group Co. Ltd.	26,888,038	6,647
	Hangzhou First Applied Material Co. Ltd. Class A	2,409,926	6,635
*	EHang Holdings Ltd. ADR	678,203	6,619
*	Remegen Co. Ltd. Class A	345,875	6,605
	Kingsemi Co. Ltd. Class A	192,861	6,598
	Shanghai Baosight Software Co. Ltd. Class A	1,978,306	6,592
	Beijing Sifang Automation Co. Ltd. Class A	796,339	6,573
	Shanghai Electric Power Co. Ltd. Class A	2,632,823	6,567
*	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	127,132	6,542
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,601,600	6,533
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,531,970	6,517
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,748,002	6,514
	Pharmaron Beijing Co. Ltd. Class A	1,505,408	6,498
*	Beijing Capital International Airport Co. Ltd. Class H	26,656,447	6,484
	Shenzhen Honor Electronic Co. Ltd. Class A	107,856	6,477
	Geovis Technology Co. Ltd. Class A	776,683	6,471
*,2	Flat Glass Group Co. Ltd. Class H	5,642,000	6,459
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	6,454
	Empyrean Technology Co. Ltd. Class A	494,200	6,454
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,835,200	6,430
	BOE Technology Group Co. Ltd. Class B	12,842,241	6,388
	Huaneng Lancang River Hydropower Inc. Class A	4,579,900	6,376
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,007,867	6,344
*,2	Skyworth Group Ltd.	7,857,212	6,317
	Kingfa Sci & Tech Co. Ltd. Class A	2,499,323	6,305
	Hunan Gold Corp. Ltd. Class A	1,467,792	6,304
	GEM Co. Ltd. Class A	4,666,040	6,288
	First Tractor Co. Ltd. Class H	5,331,706	6,282
	Sichuan Expressway Co. Ltd. Class H	8,301,276	6,253
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	6,243
[2]	China Resources Beverage Holdings Co. Ltd.	5,599,800	6,234
*	Talkweb Information System Co. Ltd. Class A	1,190,156	6,225
	Haohua Chemical Science & Technology Co. Ltd. Class A	1,161,470	6,218
	Datang International Power Generation Co. Ltd. Class A	10,175,321	6,215
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,435,100	6,195

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Towngas Smart Energy Co. Ltd.	13,688,000	6,191
	YongXing Special Materials Technology Co. Ltd. Class A	483,578	6,190
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,680,962	6,190
*	Optowide Technologies Co. Ltd. Class A	126,176	6,186
	Shenergy Co. Ltd. Class A	4,654,659	6,177
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,463,897	6,168
	Spring Airlines Co. Ltd. Class A	889,236	6,152
	Shenghe Resources Holding Co. Ltd. Class A	1,601,530	6,148
	Q Technology Group Co. Ltd.	5,856,424	6,146
	Yunnan Copper Co. Ltd. Class A	2,170,600	6,139
	Shenzhen Expressway Corp. Ltd. Class H	6,489,170	6,137
*	Yangzijiang Financial Holding Ltd.	29,748,598	6,125
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,246,712	6,122
[1]	China East Education Holdings Ltd.	9,027,500	6,120
*	Amlogic Shanghai Co. Ltd. Class A	390,338	6,083
[2]	China Risun Group Ltd.	15,609,000	6,067
	Beijing Enlight Media Co. Ltd. Class A	2,782,603	6,047
*	Maanshan Iron & Steel Co. Ltd. Class H	18,508,000	6,030
	Sailun Group Co. Ltd. Class A	2,949,675	6,028
	Leo Group Co. Ltd. Class A	6,333,011	6,023
	Guangshen Railway Co. Ltd. Class H	19,695,093	6,021
	Zhejiang Cfmoto Power Co. Ltd. Class A	149,400	6,021
[1]	AK Medical Holdings Ltd.	7,449,000	6,020
	Anhui Gujing Distillery Co. Ltd. Class A	383,081	6,016
	Changjiang Securities Co. Ltd. Class A	5,113,710	6,014
	Do-Fluoride New Materials Co. Ltd. Class A	1,122,990	6,012
	Chengtun Mining Group Co. Ltd. Class A	2,946,130	5,999
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	5,980
	Fujian Wanchen Food Group Co. Ltd. Class A	179,600	5,967
*	JoulWatt Technology Co. Ltd. Class A	437,357	5,965
	Citic Pacific Special Steel Group Co. Ltd. Class A	2,650,899	5,932
	Zheshang Securities Co. Ltd. Class A	4,098,769	5,930
	Nanya New Material Technology Co. Ltd. Class A	230,375	5,927
	Hangzhou Tigermed Consulting Co. Ltd. Class A	726,449	5,906
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	160,148	5,906
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	464,949	5,899
	XTC New Energy Materials Xiamen Co. Ltd. Class A	484,389	5,892
	Beijing Jingneng Clean Energy Co. Ltd. Class H	20,801,531	5,889
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	5,877
[2,3]	Fu Shou Yuan International Group Ltd.	17,419,913	5,872
[2]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	970,700	5,842
	Leader Harmonious Drive Systems Co. Ltd. Class A	176,402	5,834
	Guanghui Energy Co. Ltd. Class A	5,898,015	5,832
	Zhejiang Longsheng Group Co. Ltd. Class A	3,028,972	5,830
	L&K Engineering Suzhou Co. Ltd. Class A	210,300	5,821
	Puya Semiconductor Shanghai Co. Ltd. Class A	144,547	5,820
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,159,800	5,786
*	SICC Co. Ltd. Class A	389,276	5,773
	Hainan Airport Infrastructure Co. Ltd. Class A	10,866,600	5,765
	SDIC Capital Co. Ltd. Class A	5,851,128	5,762
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	269,353	5,756
	Goneo Group Co. Ltd. Class A	872,290	5,733
	Castech Inc. Class A	449,540	5,721
	Zhejiang Yinlun Machinery Co. Ltd. Class A	840,200	5,713
*	ASR Microelectronics Co. Ltd. Class A	382,105	5,703
	Dongxing Securities Co. Ltd. Class A	2,936,214	5,700
	Sinopec Kantons Holdings Ltd.	10,952,075	5,696
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,634,315	5,696
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,653,825	5,689
	Beijing New Building Materials plc Class A	1,496,197	5,686
	Hainan Jinpan Smart Technology Co. Ltd. Class A	436,926	5,684
*	Trina Solar Co. Ltd. Class A	2,227,988	5,682
	Hangzhou GreatStar Industrial Co. Ltd.	1,128,300	5,671
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	415,756	5,658
	Guobo Electronics Co. Ltd. Class A	313,044	5,645
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	1,277,986	5,642
	Guangzhou Haige Communications Group Inc. Co. Class A	2,383,247	5,642
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,486,164	5,641
	Western Superconducting Technologies Co. Ltd. Class A	592,494	5,636
	Guangdong Provincial Expressway Development Co. Ltd. Class B	4,869,436	5,625

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sichuan EM Technology Co. Ltd. Class A	972,722	5,619
	Ningbo Orient Wires & Cables Co. Ltd. Class A	615,399	5,608
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	584,493	5,602
	Sichuan Changhong Electric Co. Ltd. Class A	4,342,738	5,577
	Tianshui Huatian Technology Co. Ltd. Class A	2,888,819	5,574
	Zhejiang Hailiang Co. Ltd. Class A	2,101,916	5,549
	Jiangsu Yoke Technology Co. Ltd. Class A	440,700	5,539
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	495,547	5,538
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	776,432	5,525
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	302,622	5,499
	Nanjing Securities Co. Ltd. Class A	5,096,010	5,499
	Qilu Bank Co. Ltd. Class A	5,873,172	5,494
	Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	154,097	5,489
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	290,142	5,486
*	Yonyou Network Technology Co. Ltd. Class A	3,190,326	5,479
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	262,814	5,476
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,132,000	5,469
	China Railway Signal & Communication Corp. Ltd. Class A	7,266,630	5,466
	Asymchem Laboratories Tianjin Co. Ltd. Class A	295,605	5,465
	Qingdao TGOOD Electric Co. Ltd. Class A	1,254,216	5,446
	Ningbo Joyson Electronic Corp. Class A	1,291,666	5,443
	LB Group Co. Ltd. Class A	2,194,367	5,440
[2]	China Modern Dairy Holdings Ltd.	32,335,299	5,439
	CGN New Energy Holdings Co. Ltd.	16,158,000	5,427
	Olympic Circuit Technology Co. Ltd. Class A	695,200	5,415
	JCHX Mining Management Co. Ltd. Class A	585,869	5,400
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,235,065	5,392
*	Xinjiang Daqo New Energy Co. Ltd. Class A	1,641,824	5,389
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,143,912	5,377
	Shandong Sun Paper Industry JSC Ltd. Class A	2,490,100	5,372
	Wangsu Science & Technology Co. Ltd. Class A	2,270,857	5,362
*	Far East Smarter Energy Co. Ltd. Class A	2,137,960	5,345
	New Hope Liuhe Co. Ltd. Class A	4,173,245	5,341
	Zhejiang Sling Intelligent Drive Group Co. Ltd.	226,300	5,335
*	China Vanke Co. Ltd. Class A	9,280,567	5,323
	Jiangsu Financial Leasing Co. Ltd. Class A	5,254,790	5,307
*	Addsino Co. Ltd. Class A	1,473,000	5,299
	Ningbo Zhenyu Technology Co. Ltd. Class A	161,612	5,261
	SooChow Securities Co. Ltd. Class A	4,437,019	5,238
	Suzhou Kematek Inc. Class A	337,100	5,234
[1]	Linklogis Inc. Class B	16,697,500	5,218
	Health & Happiness H&H International Holdings Ltd.	2,844,451	5,213
	Bank of Changsha Co. Ltd. Class A	3,568,288	5,210
	Ginlong Technologies Co. Ltd. Class A	372,898	5,196
	Huaibei Mining Holdings Co. Ltd. Class A	2,393,100	5,192
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,563,129	5,184
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	731,741	5,175
*	Wintime Energy Group Co. Ltd. Class A	19,876,200	5,167
	Goke Microelectronics Co. Ltd. Class A	196,649	5,160
	Kingnet Network Co. Ltd. Class A	1,947,732	5,154
*	Beijing Yandong Microelectronic Co. Ltd. Class A	817,346	5,127
	China Resources Building Materials Technology Holdings Ltd.	29,617,076	5,126
	JL Mag Rare-Earth Co. Ltd. Class A	1,057,072	5,122
*	Quzhou Xin'an Development Co. Ltd. Class A	7,659,354	5,115
	Isoftstone Information Technology Group Co. Ltd. Class A	879,000	5,102
	Intco Medical Technology Co. Ltd. Class A	609,870	5,096
	Bank of Suzhou Co. Ltd. Class A	4,084,070	5,092
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	5,087
*	Sensteed Hi-tech Group Class A	8,982,700	5,083
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	668,176	5,059
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	833,100	5,054
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	7,408,195	5,038
	Andon Health Co. Ltd. Class A	465,756	5,026
	Mango Excellent Media Co. Ltd. Class A	1,753,529	5,006
	Yuexiu Transport Infrastructure Ltd.	9,824,501	5,004
*	Ningbo Shanshan Co. Ltd. Class A	2,043,858	5,001
	Shenzhen Huaqiang Industry Co. Ltd. Class A	921,536	5,001
	Beijing Tong Ren Tang Co. Ltd. Class A	1,227,694	4,991
	Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	130,078	4,966
	Ecovacs Robotics Co. Ltd. Class A	518,287	4,964

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hangcha Group Co. Ltd. Class A	1,243,812	4,960
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,749,570	4,956
*	3peak Inc. Class A	125,466	4,954
	Ming Yang Smart Energy Group Ltd. Class A	2,120,506	4,942
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,107,674	4,933
	Smartsens Technology Shanghai Co. Ltd. Class A	380,548	4,929
*	Tianfeng Securities Co. Ltd. Class A	9,345,260	4,929
	TDG Holdings Co. Ltd. Class A	1,202,500	4,928
	Sichuan Yahua Industrial Group Co. Ltd. Class A	1,093,200	4,917
	HMT Xiamen New Technical Materials Co. Ltd. Class A	327,900	4,904
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	489,561	4,902
	Hubei Energy Group Co. Ltd. Class A	6,856,245	4,886
	Hoshine Silicon Industry Co. Ltd. Class A	743,120	4,876
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,970,999	4,862
	Beijing Yanjing Brewery Co. Ltd. Class A	2,491,180	4,853
	Guoyuan Securities Co. Ltd. Class A	4,495,710	4,853
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,011,350	4,850
	Jiangsu Hoperun Software Co. Ltd. Class A	727,246	4,845
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,805,500	4,842
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	250,300	4,838
	Guangzhou Automobile Group Co. Ltd. Class A	4,664,900	4,822
*	JA Solar Technology Co. Ltd. Class A	3,010,420	4,809
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	555,300	4,800
	Sichuan New Energy Power Co. Ltd. Class A	1,874,078	4,800
	All Winner Technology Co. Ltd. Class A	908,710	4,795
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,976	4,766
	Sun Art Retail Group Ltd.	25,598,500	4,763
	Keda Industrial Group Co. Ltd. Class A	1,677,400	4,761
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	14,316,718	4,752
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	259,818	4,742
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	823,700	4,733
*	China National Software & Service Co. Ltd. Class A	853,758	4,732
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,500,040	4,725
*	Yonghui Superstores Co. Ltd. Class A	8,364,735	4,722
*	Hunan Silver Co. Ltd. Class A	2,762,100	4,714
*,1	CanSino Biologics Inc. Class H	1,242,000	4,703
	Oriental Pearl Group Co. Ltd. Class A	3,191,389	4,691
	Sai Micro Electronics Inc. Class A	693,440	4,690
	Imeik Technology Development Co. Ltd. Class A	278,284	4,687
	China Great Wall Securities Co. Ltd. Class A	3,586,400	4,685
	Beijing Easpring Material Technology Co. Ltd. Class A	500,700	4,684
	Shaanxi Sirui Advanced Materials Co. Ltd. Class A	760,419	4,673
	Cathay Biotech Inc. Class A	660,442	4,657
	Changchun High-Tech Industry Group Co. Ltd. Class A	372,868	4,653
	GalaxyCore Inc. Class A	2,293,378	4,649
	Suzhou Tianmai Thermal Technology Co. Ltd. Class A	113,087	4,642
	ACM Research Shanghai Inc. Class A	203,724	4,641
	China Foods Ltd.	9,777,153	4,639
	Glarun Technology Co. Ltd. Class A	1,151,207	4,632
	Youngor Fashion Co. Ltd. Class A	4,107,180	4,624
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	355,405	4,610
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	4,605
	PAX Global Technology Ltd.	9,217,436	4,597
*,3	Wingtech Technology Co. Ltd. Class A	1,114,731	4,591
*	Seazen Holdings Co. Ltd. Class A	2,118,373	4,590
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	4,586
	Guolian Minsheng Securities Co. Ltd. Class A	3,236,000	4,579
*,3	Hopson Development Holdings Ltd.	13,568,793	4,573
	BOC International China Co. Ltd. Class A	2,502,027	4,568
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	791,064	4,566
	Shenzhen Han's CNC Technology Co. Ltd. Class A	168,960	4,564
	China Shineway Pharmaceutical Group Ltd.	3,675,885	4,561
	Western Metal Materials Co. Ltd. Class A	484,700	4,543
	Inner Mongolia Berun Chemical Co. Ltd. Class A	3,448,132	4,540
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,128,577	4,540
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	4,530
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	4,526
*	Orbbec Inc. Class A	384,756	4,523
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	813,799	4,517
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	4,531,850	4,514

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangxi Jovo Energy Co. Ltd. Class A	670,400	4,486
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	598,400	4,476
	Kehua Data Co. Ltd. Class A	495,700	4,470
	Beijing HyperStrong Technology Co. Ltd. Class A	117,528	4,467
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	3,385,306	4,461
	Loncin Motor Co. Ltd. Class A	1,978,850	4,453
	T&S Communications Co. Ltd. Class A	222,500	4,450
	Luxi Chemical Group Co. Ltd. Class A	1,772,508	4,441
[2]	SSY Group Ltd.	15,073,775	4,437
	APT Medical Inc. Class A	127,379	4,435
*,1,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	3,299,000	4,422
*	CCOOP Group Co. Ltd. Class A	17,214,100	4,422
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	4,422
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	4,414
	Sinolink Securities Co. Ltd. Class A	3,343,200	4,410
[1,2]	Maoyan Entertainment	5,747,200	4,404
	Sunresin New Materials Co. Ltd. Class A	468,748	4,395
	Hisense Visual Technology Co. Ltd. Class A	1,168,562	4,389
	COFCO Sugar Holding Co. Ltd. Class A	1,989,349	4,385
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	484,000	4,385
	First Capital Securities Co. Ltd. Class A	3,911,820	4,384
	Anjoy Foods Group Co. Ltd. Class A	272,798	4,380
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,932,134	4,380
	Goldenmax International Group Ltd. Class A	661,900	4,379
	Shanxi Securities Co. Ltd. Class A	5,277,020	4,377
*	Xiamen Changelight Co. Ltd. Class A	896,400	4,370
*,1,2	Ocumension Therapeutics	4,583,215	4,358
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,349,390	4,357
*	Henan Zhongfu Industry Co. Ltd. Class A	3,819,400	4,355
	Cinda Securities Co. Ltd. Class A	1,749,900	4,351
	Kaishan Group Co. Ltd. Class A	961,008	4,350
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	4,347
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	4,335
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,886,414	4,334
	Western Region Gold Co. Ltd. Class A	900,700	4,331
	Linktel Technologies Co. Ltd. Class A	124,380	4,325
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	8,472,300	4,316
	Shenzhen SC New Energy Technology Corp. Class A	314,270	4,314
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	4,306
[2]	Xinyi Energy Holdings Ltd.	28,236,600	4,303
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	6,799,000	4,287
*,2	Xinte Energy Co. Ltd. Class H	5,108,000	4,267
	Ruijie Networks Co. Ltd. Class A	311,440	4,254
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	349,100	4,251
	Angel Yeast Co. Ltd. Class A	771,781	4,249
*,1	BAIC Motor Corp. Ltd. Class H	23,749,593	4,236
	China Rare Earth Nonferrous Metals Co. Ltd. Class A	312,920	4,234
	HLA Group Corp. Ltd. Class A	4,369,110	4,232
	Hunan Valin Steel Co. Ltd. Class A	6,205,800	4,230
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	4,218
[1,2]	Everbright Securities Co. Ltd. Class H	4,101,200	4,211
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,135,457	4,210
	Wuhan Dameng Database Co. Ltd. Class A	108,130	4,205
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	4,191
*	China Education Group Holdings Ltd.	14,072,724	4,179
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,380,677	4,172
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	900,850	4,165
	Western Securities Co. Ltd. Class A	3,940,319	4,156
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	4,148
*	Bohai Leasing Co. Ltd. Class A	6,012,900	4,134
	Offshore Oil Engineering Co. Ltd. Class A	4,157,270	4,124
[2]	China Resources Medical Holdings Co. Ltd.	11,274,789	4,116
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,165,800	4,111
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	4,111
	Skshu Paint Co. Ltd. Class A	656,693	4,107
	Luster LightTech Co. Ltd. Class A	470,559	4,107
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,928,817	4,099
	Zhejiang Taotao Vehicles Co. Ltd. Class A	103,250	4,099
	Sinomach Precision Industry Group Co. Ltd. Class A	533,700	4,099
	Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	349,801	4,095

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wuhan DR Laser Technology Corp. Ltd. Class A	264,901	4,075
*	Youdao Inc. ADR	345,764	4,059
	Thunder Software Technology Co. Ltd. Class A	430,627	4,056
	Beijing Roborock Technology Co. Ltd. Class A	238,395	4,055
*	Hangzhou Iron & Steel Co. Class A	3,149,486	4,049
	Jiangsu Yangnong Chemical Co. Ltd. Class A	381,300	4,049
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,447,700	4,041
	Shenzhen Topband Co. Ltd. Class A	2,570,000	4,039
	Beibuwan Port Co. Ltd. Class A	2,380,700	4,034
	Shenzhen Goodix Technology Co. Ltd. Class A	422,604	4,033
*	OFILM Group Co. Ltd. Class A	3,150,625	4,032
*	BeOne Medicines Ltd. Class A	116,013	4,026
	TangShan Port Group Co. Ltd. Class A	5,903,883	4,020
*	Great Microwave Technology Co. Ltd. Class A	208,792	4,018
	Shenzhen SEICHI Technologies Co. Ltd. Class A	92,420	4,010
	Perfect World Co. Ltd. Class A	1,792,110	4,001
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	930,515	3,996
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	910,460	3,989
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	2,080,063	3,986
	G-bits Network Technology Xiamen Co. Ltd. Class A	66,600	3,984
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	243,397	3,982
*	J-Yuan Trust Co. Ltd. Class A	9,212,800	3,976
*	Shanghai Junshi Biosciences Co. Ltd. Class A	670,708	3,970
	Beijing Tricolor Technology Co. Ltd. Class A	190,339	3,968
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	3,950
	Espressif Systems Shanghai Co. Ltd. Class A	155,509	3,946
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,938
	POCO Holding Co. Ltd. Class A	275,580	3,936
	Digital China Group Co. Ltd. Class A	704,901	3,917
*,1	China Bohai Bank Co. Ltd. Class H	34,462,490	3,914
	GCL Energy Technology Co. Ltd. Class A	1,499,000	3,907
	North Copper Co. Ltd. Class A	1,841,200	3,907
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	3,906
	Jiangsu Pacific Quartz Co. Ltd. Class A	480,465	3,903
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,887,900	3,897
[1,2]	AsiaInfo Technologies Ltd.	5,412,800	3,894
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,835,827	3,877
	Sigmastar Technology Ltd. Class A	318,700	3,870
	CNOOC Energy Technology & Services Ltd. Class A	5,960,600	3,870
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,312,036	3,866
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	3,863
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,039,995	3,861
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,525,675	3,861
	Shaanxi Energy Investment Co. Ltd. Class A	2,226,167	3,853
*	Jushri Technologies Inc. Class A	602,800	3,849
	Heilongjiang Agriculture Co. Ltd. Class A	1,569,405	3,846
	Bestechnic Shanghai Co. Ltd. Class A	153,591	3,840
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	3,837
	Beijing Jingneng Power Co. Ltd. Class A	5,358,303	3,837
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	250,552	3,831
	Tong Ren Tang Technologies Co. Ltd. Class H	7,784,132	3,829
	Youngy Co. Ltd. Class A	239,500	3,824
	CECEP Wind-Power Corp. Class A	6,106,510	3,819
[1,2]	Joinn Laboratories China Co. Ltd. Class H	1,379,463	3,817
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	3,817
	Weihai Guangwei Composites Co. Ltd. Class A	787,677	3,815
	Joinn Laboratories China Co. Ltd. Class A	665,900	3,807
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	290,804	3,804
	Huaxin Building Materials Group Co. Ltd. Class A	1,205,964	3,804
	Shanghai AtHub Co. Ltd. Class A	698,514	3,803
	Intsig Information Co. Ltd. Class A	187,643	3,802
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	3,796
	Xinfengming Group Co. Ltd. Class A	1,395,351	3,793
	Southwest Securities Co. Ltd. Class A	6,090,787	3,789
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,810,721	3,784
	Qingdao Hanhe Cable Co. Ltd. Class A	2,954,404	3,783
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	3,777
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	624,125	3,776
	ZCZL Industrial Technology Group Co. Ltd.	1,375,325	3,775
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,124,624	3,771

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Railway Materials Co. Ltd. Class A	9,141,400	3,765
	China International Marine Containers Group Co. Ltd. Class A	2,069,580	3,762
	Liaoning Port Co. Ltd. Class A	15,634,408	3,760
*	IRICO Display Devices Co. Ltd. Class A	3,166,801	3,757
	Ningbo Zhoushan Port Co. Ltd. Class A	6,919,763	3,753
*	Shenzhen Infogem Technologies Co. Ltd. Class A	682,680	3,753
*	Sohu.com Ltd. ADR	243,440	3,749
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	128,090	3,726
*	Flat Glass Group Co. Ltd. Class A	1,871,400	3,722
	Xiamen C & D Inc. Class A	2,672,900	3,722
	Shanghai Vital Microtech Co. Ltd.	916,696	3,718
	Bethel Automotive Safety Systems Co. Ltd. Class A	547,288	3,700
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	3,698
	Zhefu Holding Group Co. Ltd. Class A	4,762,490	3,692
	Changzhou Fusion New Material Co. Ltd. Class A	243,539	3,687
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	534,404	3,684
	Meihua Holdings Group Co. Ltd. Class A	2,528,400	3,675
	Chongqing Brewery Co. Ltd. Class A	455,451	3,674
	Zhejiang Dingli Machinery Co. Ltd. Class A	453,548	3,673
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,462,669	3,662
	Wuchan Zhongda Group Co. Ltd. Class A	4,872,515	3,660
*	BAIC Foton Motor Co. Ltd. Class A	7,061,885	3,656
*,2	Yanlord Land Group Ltd.	6,670,760	3,653
	Swancor Advanced Materials Co. Ltd. Class A	206,522	3,650
	Hubei Zhenhua Chemical Co. Ltd. Class A	703,788	3,646
*	Maanshan Iron & Steel Co. Ltd. Class A	6,406,292	3,637
	Shenzhen Energy Group Co. Ltd. Class A	3,624,670	3,635
	Grandblue Environment Co. Ltd. Class A	774,060	3,632
[2]	Ming Yuan Cloud Group Holdings Ltd.	13,434,000	3,621
	Fujian Funeng Co. Ltd. Class A	2,467,473	3,620
	CITIC Heavy Industries Co. Ltd. Class A	4,062,679	3,615
	Tibet Urban Development & Investment Co. Ltd. Class A	899,514	3,603
*	AVIC Chengdu UAS Co. Ltd. Class A	535,179	3,599
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,058,248	3,597
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	211,600	3,595
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	3,593
	Hualan Biological Engineering Inc. Class A	1,696,823	3,588
	COSCO SHIPPING Development Co. Ltd. Class A	9,198,776	3,587
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	3,582
	Xiamen Faratronic Co. Ltd. Class A	206,363	3,578
	Zhejiang XCC Group Co. Ltd. Class A	364,000	3,577
	Xuji Electric Co. Ltd. Class A	962,100	3,567
[2]	Chervon Holdings Ltd.	1,711,000	3,558
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	762,367	3,555
	Huali Industrial Group Co. Ltd. Class A	635,048	3,551
*	GoodWe Technologies Co. Ltd. Class A	223,008	3,546
	Huaan Securities Co. Ltd. Class A	4,328,441	3,540
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	424,928	3,537
*	Pantum Technology Co. Ltd.	1,256,227	3,537
	Shengda Resources Co. Ltd. Class A	655,700	3,536
*	Angang Steel Co. Ltd. Class H	18,718,652	3,516
	Guangdong Aofei Data Technology Co. Ltd. Class A	953,508	3,508
	Oppein Home Group Inc. Class A	508,488	3,507
	DHC Software Co. Ltd. Class A	2,893,900	3,506
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,040,144	3,503
*	Siasun Robot & Automation Co. Ltd. Class A	1,590,251	3,502
	Capital Securities Co. Ltd. Class A	1,432,600	3,499
	Jiangsu Azure Corp. Class A	1,150,750	3,498
	Shandong Humon Smelting Co. Ltd. Class A	1,429,400	3,496
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	3,495
	Central China Securities Co. Ltd. Class A	5,851,500	3,489
*	Xiangcai Co. Ltd. Class A	2,668,300	3,487
	Chengdu Hi-tech Development Co. Ltd. Class A	356,200	3,465
	NetDragon Websoft Holdings Ltd.	3,132,138	3,463
	Wuxi Autowell Technology Co. Ltd. Class A	287,973	3,459
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	3,449
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	806,141	3,446
	STO Express Co. Ltd. Class A	1,436,275	3,444
	Anhui Yingjia Distillery Co. Ltd. Class A	618,043	3,443
	Mloptic Corp. Class A	49,240	3,439

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	3,433
	China Film Group Co. Ltd. Class A	1,696,205	3,432
	Shanghai Huace Navigation Technology Ltd. Class A	737,156	3,432
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	631,984	3,431
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,296,892	3,430
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	3,429
	Moon Environment Technology Co. Ltd. Class A	932,869	3,425
	Sealand Securities Co. Ltd. Class A	5,945,595	3,414
	Essence Fastening Systems Shanghai Co. Ltd. Class A	132,000	3,405
*,1,2	Bairong Inc. Class B	3,788,500	3,403
	China Oilfield Services Ltd. Class A	1,535,400	3,400
[2]	Zhongyu Energy Holdings Ltd.	9,717,000	3,386
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	3,385
	StarPower Semiconductor Ltd. Class A	221,600	3,381
	Fujian Longking Co. Ltd. Class A	1,236,100	3,378
	Zhende Medical Co. Ltd. Class A	250,200	3,377
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,454,220	3,376
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,412,947	3,375
	Shandong Hi-speed Co. Ltd. Class A	2,150,754	3,366
	Grinm Advanced Materials Co. Ltd. Class A	834,800	3,364
	NBTM New Materials Group Co. Ltd. Class A	672,048	3,362
*	Pacific Securities Co. Ltd. Class A	6,208,755	3,359
	Tibet Huayu Mining Co. Ltd. Class A	796,300	3,358
	Weifu High-Technology Group Co. Ltd. Class B	1,901,655	3,354
*	North Industries Group Red Arrow Co. Ltd. Class A	1,289,843	3,343
	iRay Group Class A	198,456	3,335
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,656,401	3,335
*	Guosheng Securities Inc. Class A	1,795,092	3,334
	Juneyao Airlines Co. Ltd. Class A	1,988,669	3,333
	FAW Jiefang Group Co. Ltd. Class A	3,371,344	3,328
	Air China Cargo Co. Ltd. Class A	4,363,300	3,327
	China Railway Construction Heavy Industry Corp. Ltd. Class A	4,786,583	3,325
	China Coal Xinji Energy Co. Ltd. Class A	2,532,700	3,323
	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	3,318
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	233,100	3,316
	Sinotrans Ltd. Class A	3,770,165	3,314
	Xi'an Bright Laser Technologies Co. Ltd. Class A	257,194	3,311
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	814,621	3,308
	Qingdao Port International Co. Ltd. Class A	2,551,700	3,305
*	Henan Yuneng Holdings Co. Ltd. Class A	1,472,000	3,300
	AVICOPTER plc Class A	721,102	3,299
	Shanghai Construction Group Co. Ltd. Class A	8,322,373	3,298
	Hesteel Co. Ltd. Class A	9,642,483	3,297
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	913,900	3,295
[2]	Tianli International Holdings Ltd.	15,709,741	3,293
*	Holitech Technology Co. Ltd. Class A	7,651,400	3,290
	SPIC Green Energy Co. Ltd. Class A	3,438,980	3,286
	Eastern Air Logistics Co. Ltd. Class A	1,399,391	3,282
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	3,279
	Sinoma International Engineering Co. Class A	2,393,972	3,279
	Shui On Land Ltd.	48,162,500	3,271
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	3,048,439	3,267
	Xiamen Amoytop Biotech Co. Ltd. Class A	382,659	3,265
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	639,165	3,260
*	Sinopec Oilfield Service Corp. Class A	8,165,700	3,252
	Xizang Zhufeng Resources Co. Ltd. Class A	798,757	3,252
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	433,634	3,250
	Changzheng Engineering Technology Co. Ltd. Class A	503,350	3,246
	Hongta Securities Co. Ltd. Class A	2,934,580	3,243
	Jinko Power Technology Co. Ltd. Class A	3,391,400	3,233
	Beijing Shiji Information Technology Co. Ltd. Class A	2,171,872	3,229
*	Gaotu Techedu Inc. ADR	1,726,078	3,228
	INESA Intelligent Tech Inc. Class A	1,006,390	3,225
	CITIC Metal Co. Ltd. Class A	1,578,600	3,215
[2]	Central China Securities Co. Ltd. Class H	13,244,000	3,210
	Minmetals Capital Co. Ltd. Class A	4,164,860	3,206
	Tongyu Communication Inc. Class A	499,087	3,198
	LexinFintech Holdings Ltd. ADR	1,514,914	3,196
	Hisense Home Appliances Group Co. Ltd. Class A	906,151	3,196
*	Zhejiang Yongtai Technology Co. Ltd. Class A	886,713	3,196

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	3,195
	Tian Di Science & Technology Co. Ltd. Class A	3,826,639	3,193
	Hebei Huatong Wires & Cables Group Co. Ltd. Class A	507,000	3,183
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,302,907	3,182
*,2	Sinopec Oilfield Service Corp. Class H	30,396,608	3,180
	Yuexiu REIT	34,409,544	3,171
	Chengzhi Co. Ltd. Class A	1,717,328	3,171
*	Beijing BDStar Navigation Co. Ltd. Class A	527,751	3,171
	Advanced Technology & Materials Co. Ltd. Class A	1,005,800	3,170
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,085,058	3,166
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,479,340	3,166
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,394,921	3,161
*	Nanjing Tanker Corp. Class A	4,814,880	3,158
*,2	Shenzhen Investment Ltd.	30,022,949	3,154
*	DingDong Cayman Ltd. ADR	1,214,608	3,146
	YUNDA Holding Group Co. Ltd. Class A	2,725,269	3,138
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,448,313	3,136
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,891,700	3,135
[2]	BBMG Corp. Class H	32,179,781	3,130
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	525,229	3,129
	Shenzhen Airport Co. Ltd. Class A	2,989,762	3,126
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	420,661	3,118
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,692,800	3,118
	Huaxi Securities Co. Ltd. Class A	2,433,100	3,117
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	947,996	3,116
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	247,300	3,115
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,087,201	3,114
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	831,524	3,112
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	199,986	3,108
	Guangdong Electric Power Development Co. Ltd. Class A	3,251,100	3,104
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	3,100
*	Kangmei Pharmaceutical Co. Ltd. Class A	12,350,700	3,097
	Sineng Electric Co. Ltd. Class A	554,427	3,092
*	COL Global Co. Ltd. Class A	728,800	3,092
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	438,076	3,088
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	3,081
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	3,075
*,1,2	Haichang Ocean Park Holdings Ltd.	55,342,000	3,067
	Autel Intelligent Technology Corp. Ltd. Class A	614,851	3,066
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,922,856	3,056
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	844,850	3,056
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	2,208,600	3,047
	China Baoan Group Co. Ltd. Class A	2,396,736	3,046
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	3,044
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,096,771	3,043
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	3,042
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,928,586	3,035
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	244,232	3,029
	Levima Advanced Materials Corp. Class A	854,100	3,021
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,244,928	3,020
	Bank of Guiyang Co. Ltd. Class A	3,421,927	3,013
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,149,676	3,001
	COFCO Capital Holdings Co. Ltd. Class A	1,986,357	2,987
	Tibet Mineral Development Co. Ltd. Class A	522,300	2,982
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	2,977
*,1,2	JS Global Lifestyle Co. Ltd.	13,535,000	2,975
	China Wafer Level CSP Co. Ltd. Class A	648,639	2,974
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,348,835	2,968
	Guizhou Chanhen Chemical Corp. Class A	552,400	2,967
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	274,822	2,961
	Sichuan Development Lomon Co. Ltd. Class A	1,839,900	2,957
	Innovation New Material Technology Co. Ltd. Class A	4,494,100	2,954
	State Grid Yingda Co. Ltd. Class A	3,391,247	2,954
	Shanghai M&G Stationery Inc. Class A	820,775	2,953
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	387,400	2,951
	Guangdong Dowstone Technology Co. Ltd. Class A	742,000	2,943
	Fujian Sunner Development Co. Ltd. Class A	1,079,014	2,943
	Hand Enterprise Solutions Co. Ltd. Class A	1,003,900	2,937
*	Shanghai DZH Ltd. Class A	1,945,300	2,934
	Zhejiang Supor Co. Ltd. Class A	425,319	2,933

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen FRD Science & Technology Co. Ltd. Class A	553,619	2,925
	Guangzhou Haozhi Industrial Co. Ltd. Class A	315,600	2,922
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,920
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	281,200	2,913
*	Vantone Neo Development Group Co. Ltd. Class A	1,751,010	2,903
	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,902
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	263,987	2,902
*	MGI Tech Co. Ltd. Class A	387,662	2,901
*	Ruyi Film Entertainment Co. Ltd. Class A	1,952,950	2,899
*	Forehope Electronic Ningbo Co. Ltd. Class A	398,257	2,891
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,628,500	2,889
[1,2]	Medlive Technology Co. Ltd.	2,603,500	2,885
	Caida Securities Co. Ltd. Class A	3,058,200	2,884
	Arcplus Group plc Class A	953,600	2,880
	Anhui XDLK Microsystem Corp. Ltd. Class A	386,070	2,880
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,421,975	2,878
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,871
*	Venustech Group Inc. Class A	1,250,400	2,869
*	NavInfo Co. Ltd. Class A	2,159,087	2,869
*	Geo-Jade Petroleum Corp. Class A	4,187,200	2,868
	Liaoning Cheng Da Co. Ltd. Class A	1,639,520	2,864
	China National Medicines Corp. Ltd. Class A	680,938	2,859
	Livzon Pharmaceutical Group Inc. Class A	596,681	2,858
[1,2]	A-Living Smart City Services Co. Ltd. Class H	10,323,413	2,857
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	2,856
*	Qi An Xin Technology Group Inc. Class A	643,452	2,855
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,118,200	2,854
	Bank of Qingdao Co. Ltd. Class A	3,211,700	2,853
	Qingdao Sentury Tire Co. Ltd. Class A	1,129,700	2,851
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,122,932	2,845
	Lakala Payment Co. Ltd. Class A	718,400	2,843
*	Sichuan Hexie Shuangma Co. Ltd. Class A	725,012	2,841
	Easy Click Worldwide Network Technology Co. Ltd. Class A	576,680	2,837
	Chengdu Xingrong Environment Co. Ltd. Class A	2,804,500	2,835
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	2,833
*	Arashi Vision Inc. Class A	99,355	2,824
	Ferrotec Anhui Technology Development Co. Ltd. Class A	444,900	2,824
[2]	BOE Varitronix Ltd.	5,158,813	2,820
	Xiamen Bank Co. Ltd. Class A	2,489,200	2,809
	Wuxi Taiji Industry Ltd. Co. Class A	1,974,951	2,808
	Northeast Securities Co. Ltd. Class A	2,199,858	2,804
*	Risen Energy Co. Ltd. Class A	1,072,600	2,802
	Shanghai Belling Co. Ltd. Class A	663,044	2,801
	Tianjin Port Co. Ltd. Class A	4,026,571	2,799
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,310,629	2,798
*	Tonze New Energy Technology Co. Ltd. Class A	498,700	2,795
	Betta Pharmaceuticals Co. Ltd. Class A	365,500	2,794
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	6,128,740	2,792
	Hydsoft Technology Co. Ltd. Class A	372,600	2,792
*	Minmetals New Energy Materials Hunan Co. Ltd.	1,750,305	2,787
	CSSC Science & Technology Co. Ltd. Class A	1,384,100	2,778
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	565,101	2,776
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	2,764
	INESA Intelligent Tech Inc. Class B	3,912,119	2,763
*	BOE HC SemiTek Corp. Class A	1,549,750	2,757
	Songcheng Performance Development Co. Ltd. Class A	2,436,651	2,755
	Kunshan Dongwei Technology Co. Ltd. Class A	306,157	2,753
	Sany Renewable Energy Co. Ltd. Class A	755,880	2,752
*	SPIC Hydropower Co. Ltd. Class A	1,223,430	2,750
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	2,736
	Xiamen Xiangyu Co. Ltd. Class A	2,585,319	2,735
	Zhejiang Dongri Class A	416,600	2,731
	People.cn Co. Ltd. Class A	980,094	2,731
	China Petroleum Engineering Corp. Class A	4,574,800	2,729
	Beijing Shougang Co. Ltd. Class A	4,078,761	2,729
	Ningbo Jintian Copper Group Co. Ltd. Class A	1,826,956	2,726
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	992,895	2,723
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	2,722
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	351,100	2,722
	FSPG Hi-Tech Co. Ltd. Class A	885,500	2,721

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Shenzhen Dynanonic Co. Ltd. Class A	256,032	2,715
	Hangzhou Cable Co. Ltd. Class A	652,000	2,712
	Chengdu Wintrue Holding Co. Ltd. Class A	1,200,470	2,712
	Giantec Semiconductor Corp. Class A	147,879	2,710
	Zhejiang Orient Holdings Group Co. Ltd. Class A	3,289,844	2,709
*	CETC Chips Technology Inc. Class A	1,121,700	2,708
	Shenzhen CECport Technologies Co. Ltd. Class A	691,500	2,707
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	763,150	2,705
	Guangzhou Development Group Inc. Class A	2,593,271	2,704
	Jiangsu Lihua Foods Group Co. Ltd.	810,200	2,696
	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,085,600	2,695
	Shandong Linglong Tyre Co. Ltd. Class A	1,388,391	2,694
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,677,465	2,691
*	ApicHope Pharmaceutical Group Co. Ltd.	442,500	2,691
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	2,687
	CSG Holding Co. Ltd. Class B	14,409,195	2,685
	Winning Health Technology Group Co. Ltd. Class A	2,117,068	2,682
*	Datang Huayin Electric Power Co. Ltd. Class A	2,144,100	2,680
	Newland Digital Technology Co. Ltd. Class A	916,173	2,678
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	2,676
	Guangdong Mingyang Electric Co. Ltd. Class A	307,700	2,676
	Quectel Wireless Solutions Co. Ltd. Class A	251,530	2,675
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,670
	Electric Connector Technology Co. Ltd. Class A	403,805	2,666
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	2,658
*	Estun Automation Co. Ltd. Class A	825,074	2,652
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	2,651
	Shanghai Huayi Group Co. Ltd. Class A	1,658,876	2,651
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	2,650
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,092,400	2,650
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	750,050	2,648
	Fortior Technology Shenzhen Co. Ltd. Class A	90,933	2,645
	Jizhong Energy Resources Co. Ltd. Class A	3,202,707	2,637
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,578,613	2,631
	Jack Technology Co. Ltd. Class A	453,675	2,629
*	Shanghai Feilo Acoustics Co. Ltd. Class A	2,597,900	2,625
	Guangshen Railway Co. Ltd. Class A	5,557,734	2,623
[1,2]	Sunac Services Holdings Ltd.	19,450,903	2,622
*	Greenland Holdings Corp. Ltd. Class A	11,359,176	2,622
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	2,621
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	2,619
	Zhuhai CosMX Battery Co. Ltd. Class A	1,067,056	2,614
	Guangxi Liugong Machinery Co. Ltd. Class A	1,829,261	2,599
	PhiChem Corp. Class A	576,700	2,586
	Bank of Chongqing Co. Ltd. Class A	1,679,017	2,578
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,578
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	1,032,646	2,575
	Jinhong Gas Co. Ltd. Class A	501,979	2,574
	Jiangsu Leili Motor Co. Ltd. Class A	410,600	2,571
	Beijing United Information Technology Co. Ltd. Class A	644,229	2,569
	CECEP Solar Energy Co. Ltd. Class A	3,509,030	2,568
*	Pengxin International Mining Co. Ltd. Class A	2,119,100	2,566
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	2,564
	Zhejiang HangKe Technology Inc. Co. Class A	545,830	2,562
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	2,561
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,935,680	2,558
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,210,741	2,553
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,404,053	2,546
	Hainan Mining Co. Ltd. Class A	1,415,400	2,545
*	Jiangsu HSC New Energy Materials Co. Ltd. Class A	157,315	2,540
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	1,755,200	2,540
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	910,024	2,538
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,636,021	2,534
	Ningbo Boway Alloy Material Co. Ltd. Class A	982,137	2,528
	Pylon Technologies Co. Ltd. Class A	223,071	2,525
	Shandong Dongyue Silicone Material Co. Ltd. Class A	1,129,000	2,518
	Jiayou International Logistics Co. Ltd. Class A	1,345,916	2,513
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	2,513
	Bloomage Biotechnology Corp. Ltd. Class A	414,001	2,509
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	211,390	2,507

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sichuan Teway Food Group Co. Ltd. Class A	996,214	2,500
	Baimtec Material Co. Ltd. Class A	296,925	2,497
*	Hytera Communications Corp. Ltd. Class A	1,706,265	2,493
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,464,180	2,491
	Autobio Diagnostics Co. Ltd. Class A	507,112	2,488
*	Tianma Microelectronics Co. Ltd. Class A	2,223,305	2,485
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	749,800	2,477
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	1,086,522	2,468
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,416,339	2,468
	Anhui Construction Engineering Group Co. Ltd. Class A	3,125,309	2,467
	Servyou Software Group Co. Ltd. Class A	302,012	2,467
	An Hui Wenergy Co. Ltd. Class A	2,080,734	2,465
*	Fujian Kuncai Material Technology Co. Ltd. Class A	497,340	2,464
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,640,700	2,464
	Hangzhou Shunwang Technology Co. Ltd. Class A	661,500	2,461
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	784,100	2,451
*	Hybio Pharmaceutical Co. Ltd. Class A	802,991	2,450
	Hainan Strait Shipping Co. Ltd. Class A	1,968,755	2,450
	Arcsoft Corp. Ltd. Class A	390,648	2,449
	IKD Co. Ltd. Class A	981,600	2,448
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	2,439
	Jiangsu Expressway Co. Ltd. Class A	1,352,598	2,437
	Winner Medical Co. Ltd. Class A	530,105	2,434
	Wuxi NCE Power Co. Ltd. Class A	405,481	2,429
	China Southern Power Grid Technology Co. Ltd. Class A	299,953	2,424
	Bluestar Adisseo Co. Class A	1,243,741	2,422
*	Antong Holdings Co. Ltd. Class A	3,909,331	2,418
	Shenzhen Aisidi Co. Ltd. Class A	1,193,020	2,414
*	Tinergy Chemical Co. Ltd. Class A	3,585,755	2,412
	Jiaze Renewables Co. Ltd.	2,911,700	2,408
	DBG Technology Co. Ltd. Class A	782,880	2,401
*	Nuode New Materials Co. Ltd. Class A	1,516,200	2,399
	Fibocom Wireless Inc. Class A	725,346	2,397
	Shantui Construction Machinery Co. Ltd. Class A	1,369,935	2,396
	Suntak Technology Co. Ltd. Class A	1,170,000	2,395
	By-health Co. Ltd. Class A	1,553,906	2,394
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	2,394
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	2,389
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,474,682	2,389
	Topchoice Medical Corp. Class A	385,591	2,388
	Wuhu Token Science Co. Ltd. Class A	2,479,883	2,388
	Shanghai Pret Composites Co. Ltd. Class A	1,107,662	2,382
	China Merchants Port Group Co. Ltd. Class A	733,200	2,380
	AIMA Technology Group Co. Ltd. Class A	690,603	2,374
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	376,982	2,373
	Shanghai Longcheer Technology Co. Ltd.	438,000	2,369
	Xi'an Triangle Defense Co. Ltd. Class A	541,039	2,365
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	623,773	2,360
*,2	Qunabox Group Ltd.	1,229,654	2,357
*	Transwarp Technology Shanghai Co. Ltd. Class A	121,238	2,353
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	898,693	2,351
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	327,960	2,346
	Sinofibers Technology Co. Ltd. Class A	431,791	2,345
	Dalian Bio-Chem Co. Ltd. Class A	704,900	2,345
	Zhuzhou Kibing Group Co. Ltd. Class A	2,524,014	2,345
	Shuanglin Co. Ltd. Class A	557,260	2,342
*,2	HealthyWay Inc.	4,468,000	2,337
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	228,578	2,330
*	Sinochem International Corp. Class A	3,457,316	2,330
	BTG Hotels Group Co. Ltd. Class A	1,013,826	2,323
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,467,859	2,322
	Shaanxi International Trust Co. Ltd. Class A	4,854,307	2,322
	Zhuhai Bojay Electronics Co. Ltd. Class A	143,000	2,320
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,260,650	2,318
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	409,530	2,315
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,345,136	2,313
	Qingdao Rural Commercial Bank Corp. Class A	5,194,100	2,312
*	Offcn Education Technology Co. Ltd. Class A	5,934,276	2,306
	Chengdu Sino Microelectronics Technology Co. Ltd. Class A	414,195	2,304
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,122,122	2,304

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,591,600	2,301
	Jiangsu ToLand Alloy Co. Ltd. Class A	398,343	2,298
	Dongfang Electronics Co. Ltd. Class A	1,198,400	2,297
	Keli Sensing Technology Ningbo Co. Ltd. Class A	277,100	2,289
	Dongguan Yiheda Automation Co. Ltd. Class A	549,282	2,288
	Tongyu Heavy Industry Co. Ltd. Class A	4,906,957	2,286
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	2,286
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	461,900	2,284
	Baowu Magnesium Technology Co. Ltd. Class A	987,807	2,282
	Beijing Originwater Technology Co. Ltd. Class A	3,956,899	2,276
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	3,399,094	2,273
	China Kings Resources Group Co. Ltd. Class A	842,107	2,270
	Chongqing Zaisheng Technology Co. Ltd. Class A	971,936	2,269
*	TRS Information Technology Corp. Ltd. Class A	862,500	2,269
	Semitronix Corp. Class A	184,700	2,268
	Ningbo Xusheng Group Co. Ltd. Class A	997,163	2,266
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	2,265
	Guangdong Electric Power Development Co. Ltd. Class B	8,440,701	2,264
	Zhejiang Zhongjian Technology Co. Ltd. Class A	192,200	2,264
	Yili Chuanning Biotechnology Co. Ltd. Class A	1,536,200	2,263
	Sumec Corp. Ltd. Class A	1,261,700	2,263
	China Automotive Engineering Research Institute Co. Ltd. Class A	954,941	2,259
	Yantai Eddie Precision Machinery Co. Ltd. Class A	662,959	2,258
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	2,254
	Anhui Heli Co. Ltd. Class A	851,215	2,252
	Sino-Platinum Metals Co. Ltd. Class A	761,720	2,251
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	907,731	2,250
*	Shenyang Machine Tool Co. Ltd. Class A	2,483,500	2,250
*	RongFa Nuclear Equipment Co. Ltd. Class A	2,041,000	2,246
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	2,244
	Yankershop Food Co. Ltd. Class A	260,110	2,239
*	Beijing Relpow Technology Co. Ltd. Class A	532,447	2,238
	Bank of Xi'an Co. Ltd. Class A	4,140,600	2,238
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,703,900	2,236
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,387,264	2,235
*	Beijing E-Town Semiconductor Technology Co. Ltd. Class A	641,856	2,235
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,253,400	2,235
	Suzhou Secote Precision Electronic Co. Ltd. Class A	280,470	2,233
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	2,233
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,592,644	2,229
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	2,222
	China Lilang Ltd.	4,519,865	2,215
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,214
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	925,322	2,208
*	Zhewen Interactive Group Co. Ltd. Class A	1,497,800	2,207
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	788,700	2,204
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	2,203
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,936,652	2,203
	China Railway Hi-tech Industry Co. Ltd. Class A	1,925,565	2,201
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	2,197
	Gaona Aero Material Co. Ltd. Class A	761,440	2,194
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	668,400	2,193
	Suzhou Veichi Electric Co. Ltd. Class A	216,383	2,185
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	2,184
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	2,184
	Eastern Communications Co. Ltd. Class A	891,962	2,182
	Guodian Nanjing Automation Co. Ltd. Class A	990,432	2,180
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	2,180
	Hangzhou Sunrise Technology Co. Ltd. Class A	1,024,466	2,180
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	197,857	2,179
	Shanghai Beite Technology Group Co. Ltd. Class A	321,200	2,178
	China Oriental Group Co. Ltd.	13,211,736	2,177
	Aisino Corp. Class A	1,763,519	2,176
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	3,502,145	2,169
	Toread Holdings Group Co. Ltd. Class A	884,800	2,167
	China CAMC Engineering Co. Ltd. Class A	1,456,800	2,164
*	Hwa Create Co. Ltd. Class A	655,000	2,156
	Anhui Guangxin Agrochemical Co. Ltd. Class A	989,836	2,155
	Fujian Star-net Communication Co. Ltd. Class A	553,481	2,155
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,253,703	2,153

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Awinic Technology Co. Ltd. Class A	214,860	2,140
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	357,400	2,140
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	2,133
*	BGI Genomics Co. Ltd. Class A	363,649	2,132
	NYOCOR Co. Ltd. Class A	1,861,100	2,131
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,103,087	2,130
	Triumph Science & Technology Co. Ltd. Class A	931,150	2,127
	Foryou Corp. Class A	480,114	2,124
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	2,117
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	2,115
*	Angang Steel Co. Ltd. Class A	6,295,002	2,115
*	Sinocelltech Group Ltd. Class A	349,048	2,112
	Weifu High-Technology Group Co. Ltd. Class A	735,300	2,110
	Chinalin Securities Co. Ltd. Class A	924,427	2,108
*,2	Yeahka Ltd.	2,648,000	2,107
*	Roshow Technology Co. Ltd. Class A	1,866,400	2,106
	Sichuan Swellfun Co. Ltd. Class A	441,808	2,106
	Chow Tai Seng Jewellery Co. Ltd. Class A	1,082,025	2,100
	China Yongda Automobiles Services Holdings Ltd.	16,003,652	2,086
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	594,900	2,086
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,410,356	2,084
	Ningbo Yunsheng Co. Ltd. Class A	1,065,571	2,084
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	2,084
*,2	Hainan Meilan International Airport Co. Ltd. Class H	2,658,000	2,082
*	TianShan Material Co. Ltd. Class A	3,051,120	2,081
	Shenzhen Forms Syntron Information Co. Ltd. Class A	496,800	2,078
	Xiamen Intretech Inc. Class A	735,290	2,078
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,627,900	2,078
	Shanghai Chinafortune Co. Ltd. Class A	999,561	2,077
*	Shandong Iron & Steel Co. Ltd. Class A	9,822,108	2,073
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	2,071
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	800,271	2,069
	Xi'An Shaangu Power Co. Ltd. Class A	1,534,771	2,067
	Gansu Energy Chemical Co. Ltd. Class A	4,889,586	2,064
	China Tianying Inc. Class A	2,153,420	2,063
	Huada Automotive Technology Corp. Ltd. Class A	448,000	2,054
	Transfar Zhilian Co. Ltd. Class A	2,395,026	2,050
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	375,032	2,047
	Micro-Tech Nanjing Co. Ltd. Class A	163,907	2,043
*	Sino GeoPhysical Co. Ltd. Class A	319,165	2,041
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	531,710	2,039
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	2,038
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	10,833,904	2,037
	Shede Spirits Co. Ltd. Class A	313,952	2,036
	Jinyu Bio-Technology Co. Ltd. Class A	950,750	2,036
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	3,064,451	2,034
	Baoji Titanium Industry Co. Ltd. Class A	413,800	2,030
*	Huaihe Energy Group Co. Ltd. Class A	3,830,300	2,028
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	2,026
	Northking Information Technology Co. Ltd. Class A	918,680	2,024
*	COFCO Biotechnology Co. Ltd. Class A	2,269,000	2,021
	Gambol Pet Group Co. Ltd. Class A	251,300	2,020
	Shanghai Haohai Biological Technology Co. Ltd. Class A	347,295	2,019
	Shanghai Highly Group Co. Ltd. Class A	767,400	2,019
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	2,018
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,013
	Huangshan Tourism Development Co. Ltd. Class B	2,848,503	2,010
	Hangzhou EZVIZ Network Co. Ltd. Class A	438,168	2,010
	China Meheco Group Co. Ltd. Class A	1,318,564	2,005
	Primarius Technologies Co. Ltd. Class A	400,608	2,004
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	2,004
	Keboda Technology Co. Ltd. Class A	253,381	2,003
	Yusys Technologies Co. Ltd. Class A	699,280	2,001
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	1,811,802	2,000
	Hexing Electrical Co. Ltd. Class A	474,089	1,999
	Xinxiang Richful Lube Additive Co. Ltd. Class A	292,564	1,998
	Citic Offshore Helicopter Co. Ltd. Class A	768,100	1,994
	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	1,992
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,989
	Nanjing Gaoke Co. Ltd. Class A	1,689,379	1,988

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	487,880	1,980
	Xinhuanet Co. Ltd. Class A	670,340	1,980
	Hunan Zhongke Electric Co. Ltd. Class A	640,800	1,979
	Visual China Group Co. Ltd. Class A	615,131	1,975
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	627,679	1,974
	Aotecar New Energy Technology Group Co. Ltd. Class A	4,640,300	1,973
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,762	1,973
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	1,971
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	1,969
	Huaming Power Equipment Co. Ltd. Class A	546,643	1,968
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,965
	Longshine Technology Group Co. Ltd. Class A	975,625	1,964
	Wangfujing Group Co. Ltd. Class A	1,081,293	1,961
*	Easyhome New Retail Group Co. Ltd. Class A	5,160,500	1,958
	Henan Liliang Diamond Co. Ltd. Class A	246,020	1,957
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,541,600	1,957
	Valiant Co. Ltd. Class A	802,650	1,955
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,056,397	1,949
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,800,429	1,949
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	420,940	1,946
*	Hongyuan Green Energy Co. Ltd. Class A	609,198	1,945
*	Polaris Bay Group Co. Ltd. Class A	2,104,998	1,940
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	1,939
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,996,700	1,934
	Shenzhen Bluetrum Technology Co. Ltd. Class A	115,801	1,932
*	C*Core Technology Co. Ltd. Class A	335,471	1,929
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	1,928
	CETC Digital Technology Co. Ltd. Class A	676,668	1,926
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,926
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,925
	Jafron Biomedical Co. Ltd. Class A	688,160	1,923
	Hanwei Electronics Group Corp. Class A	303,102	1,918
*	Zotye Automobile Co. Ltd. Class A	5,186,200	1,917
	MLS Co. Ltd. Class A	1,373,200	1,914
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,910
	China TransInfo Technology Co. Ltd. Class A	1,450,200	1,910
*	Ourpalm Co. Ltd. Class A	2,598,261	1,909
*,2	Fenbi Ltd.	17,298,500	1,909
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	670,499	1,909
	ORG Technology Co. Ltd. Class A	2,362,407	1,907
	Bank of Lanzhou Co. Ltd. Class A	5,832,800	1,906
	Zhejiang Semir Garment Co. Ltd. Class A	2,138,820	1,900
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	1,900
*	Digital China Information Service Group Co. Ltd. Class A	940,143	1,898
*	Hymson Laser Technology Group Co. Ltd. Class A	220,067	1,897
	Shandong Dawn Polymer Co. Ltd. Class A	429,200	1,894
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,414,939	1,894
*	Fujian Snowman Group Co. Ltd. Class A	724,468	1,893
*,1	AInnovation Technology Group Co. Ltd. Class H	3,904,000	1,889
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	755,475	1,889
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	205,760	1,887
	Wuxi Paike New Materials Technology Co. Ltd. Class A	120,100	1,887
	Guizhou Tyre Co. Ltd. Class A	2,555,271	1,886
	Shanghai Huayi Group Co. Ltd. Class B	3,530,900	1,883
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,107,172	1,883
	Streamax Technology Co. Ltd. Class A	183,400	1,883
*	Xizang Tianlu Co. Ltd. Class A	1,367,834	1,882
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,879
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	1,879
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	1,241,257	1,877
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	124,988	1,873
*	Gemdale Corp. Class A	4,392,908	1,870
	Central China Land Media Co. Ltd. Class A	950,206	1,870
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,548,600	1,868
	Anhui Kouzi Distillery Co. Ltd. Class A	534,227	1,868
*	Beijing SuperMap Software Co. Ltd. Class A	846,500	1,862
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,323,971	1,862
	Windey Energy Technology Group Co. Ltd. Class A	781,628	1,859
	Sichuan Expressway Co. Ltd. Class A	2,062,211	1,853
*	North Electro-Optic Co. Ltd. Class A	578,061	1,851

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	1,851
	XGD Inc. Class A	568,700	1,850
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,792,820	1,850
	Gansu Shangfeng Cement Co. Ltd. Class A	899,680	1,849
	Hsino Tower Group Co. Ltd. Class A	2,261,000	1,845
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	248,900	1,844
	Sanquan Food Co. Ltd. Class A	873,620	1,841
	Tianneng Battery Group Co. Ltd. Class A	411,289	1,841
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	899,351	1,838
	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,837
	Skyworth Digital Co. Ltd. Class A	985,400	1,837
*	Tellhow Sci-Tech Co. Ltd. Class A	794,184	1,836
	Sunstone Development Co. Ltd. Class A	500,500	1,834
	Maccura Biotechnology Co. Ltd. Class A	1,187,730	1,829
*	InventisBio Co. Ltd. Class A	533,088	1,828
*	Grandjoy Holdings Group Co. Ltd. Class A	4,053,700	1,822
	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,820
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,820
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	1,820
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,818
*	Guangdong Topstar Technology Co. Ltd. Class A	422,540	1,816
*	Wondershare Technology Group Co. Ltd. Class A	193,097	1,815
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,103,444	1,813
	Xiamen ITG Group Corp. Ltd. Class A	1,997,574	1,810
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,806
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,494,620	1,805
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	304,612	1,804
	Focus Technology Co. Ltd. Class A	403,156	1,804
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	79,389	1,803
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	390,708	1,799
	Hoymiles Power Electronics Inc. Class A	108,567	1,799
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,334,292	1,798
	DongFeng Automobile Co. Ltd. Class A	1,824,112	1,798
	CCCC Design & Consulting Group Co. Ltd. Class A	1,839,750	1,797
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	174,880	1,792
	Willfar Information Technology Co. Ltd. Class A	326,019	1,791
	Jingjin Equipment Inc. Class A	649,426	1,784
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,502,859	1,784
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,772,720	1,784
	BBMG Corp. Class A	7,317,593	1,782
	Sinosoft Co. Ltd. Class A	736,976	1,780
	YGSOFT Inc. Class A	1,925,995	1,778
	Yangling Metron New Material Inc. Class A	610,820	1,776
	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	1,774
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	1,772
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	1,770
*	Nsing Technologies Inc. Class A	521,400	1,767
	GRG Metrology & Test Group Co. Ltd. Class A	562,700	1,766
	Lao Feng Xiang Co. Ltd. Class A	305,500	1,765
	Norinco International Cooperation Ltd. Class A	939,308	1,764
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,764
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,763
	JiuGui Liquor Co. Ltd. Class A	281,400	1,763
	Guobang Pharma Ltd. Class A	502,900	1,761
	Zhejiang Runtu Co. Ltd. Class A	1,102,951	1,759
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	1,757
*	Toyou Feiji Electronics Co. Ltd. Class A	424,635	1,755
	Sichuan Jiuzhou Electric Co. Ltd. Class A	934,400	1,755
	Beijing Balance Medical Technology Co. Ltd. Class A	123,757	1,755
	Shenzhen Gas Corp. Ltd. Class A	1,729,003	1,755
	Hefei Chipmore Technology Co. Ltd. Class A	918,615	1,754
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,750
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	382,213	1,749
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	1,749
	Harbin Hatou Investment Co. Ltd. Class A	1,946,200	1,746
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	895,173	1,745
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,742
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,741
	Lingyun Industrial Corp. Ltd. Class A	1,175,240	1,740
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,737

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,070,000	1,736
*	TPV Technology Co. Ltd. Class A	4,464,700	1,736
	China National Accord Medicines Corp. Ltd. Class B	978,465	1,732
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	409,300	1,732
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	656,208	1,730
	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,729
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	869,000	1,728
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,144,900	1,723
	China Railway Special Cargo Logistics Co. Ltd. Class A	2,953,200	1,723
*	Greatoo Intelligent Equipment Inc. Class A	2,052,300	1,721
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	1,721
	Zhejiang Wanma Co. Ltd. Class A	905,572	1,720
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	211,831	1,720
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,924,165	1,718
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,713
*	Oriental Energy Co. Ltd. Class A	1,452,221	1,711
	Shanghai Haixin Group Co. Class B	6,496,006	1,710
	Shandong Pharmaceutical Glass Co. Ltd. Class A	625,732	1,709
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,708
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,707
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,707
	Mehow Innovative Ltd. Class A	433,860	1,705
	Ovctek China Inc. Class A	805,582	1,704
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,878,800	1,704
	China Bester Group Telecom Co. Ltd. Class A	409,299	1,702
	CIMC Vehicles Group Co. Ltd. Class A	1,297,200	1,700
	Jiangsu Guoxin Corp. Ltd. Class A	1,520,000	1,699
*	Alpha Group Class A	1,389,201	1,699
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	1,696
	Harbin Boshi Automation Co. Ltd. Class A	900,832	1,693
	Qingdao Gaoce Technology Co. Ltd. Class A	860,750	1,691
	China Science Publishing & Media Ltd. Class A	454,000	1,691
	MotoMotion China Corp. Class A	184,600	1,687
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	828,670	1,683
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	539,212	1,683
*	Minmetals Development Co. Ltd. Class A	1,027,086	1,682
	Longhua Technology Group Luoyang Co. Ltd. Class A	1,078,600	1,675
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,674
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,096,759	1,666
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,661
	Zhejiang Jingu Co. Ltd. Class A	908,760	1,660
*	Top Energy Co. Ltd. Shanxi Class A	1,653,444	1,654
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,653
	Ningbo TIP Rubber Technology Co. Ltd. Class A	110,400	1,653
*	Merit Interactive Co. Ltd. Class A	384,848	1,652
	Zhuzhou Times New Material Technology Co. Ltd. Class A	936,900	1,652
	Henan Lingrui Pharmaceutical Co. Class A	504,300	1,651
*	Porton Pharma Solutions Ltd. Class A	527,750	1,651
	Guangzhou Port Co. Ltd. Class A	3,471,400	1,649
	CETC Cyberspace Security Technology Co. Ltd. Class A	715,573	1,646
	Kidswant Children Products Co. Ltd. Class A	1,263,300	1,642
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	1,639
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	972,164	1,639
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,631
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,592,100	1,629
*	Beijing Capital Development Co. Ltd. Class A	2,443,183	1,629
	Shenzhen Center Power Tech Co. Ltd. Class A	400,750	1,629
*	Chengdu ALD Aviation Manufacturing Corp. Class A	282,542	1,626
	China World Trade Center Co. Ltd. Class A	526,735	1,621
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,201,250	1,619
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,616
	OPT Machine Vision Tech Co. Ltd. Class A	100,391	1,614
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,606
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,830,957	1,604
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	121,713	1,603
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	377,112	1,601
	Black Peony Group Co. Ltd. Class A	984,700	1,599
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,598
	IReader Technology Co. Ltd. Class A	434,794	1,598
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	1,594

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	673,900	1,594
*	CITIC Guoan Information Industry Co. Ltd. Class A	3,644,200	1,590
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	380,560	1,590
	China Sports Industry Group Co. Ltd. Class A	908,800	1,580
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	1,578
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,317,600	1,578
	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,572
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,571
	Sichuan Injet Electric Co. Ltd. Class A	216,000	1,568
	Triangle Tyre Co. Ltd. Class A	727,500	1,566
	Digiwin Co. Ltd. Class A	272,194	1,564
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	547,189	1,564
	CMST Development Co. Ltd. Class A	2,022,131	1,563
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	954,600	1,558
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	888,424	1,554
	Weaver Network Technology Co. Ltd. Class A	231,500	1,552
	Zhongmin Energy Co. Ltd. Class A	1,714,927	1,552
	Camel Group Co. Ltd. Class A	1,063,051	1,552
	Jangho Group Co. Ltd. Class A	1,104,707	1,552
	China National Accord Medicines Corp. Ltd. Class A	430,751	1,550
*	PCI Technology Group Co. Ltd. Class A	1,972,258	1,548
	Qianhe Condiment & Food Co. Ltd. Class A	1,151,549	1,545
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	1,544
*,3	Doushen Beijing Education & Technology Inc. Class A	2,058,500	1,543
	BBMG Jidong Cement Group Co. Ltd. Class A	2,457,177	1,543
	Shanghai Environment Group Co. Ltd. Class A	1,281,808	1,538
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	2,037,376	1,535
	Southern Publishing & Media Co. Ltd. Class A	836,400	1,533
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	1,532
	C&S Paper Co. Ltd. Class A	1,224,890	1,532
*	Hainan Haide Capital Management Co. Ltd. Class A	1,565,573	1,530
	Laobaixing Pharmacy Chain JSC Class A	744,750	1,530
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,208,638	1,528
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	1,528
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,525
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	684,213	1,524
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,229,188	1,524
*	Visionox Technology Inc. Class A	1,281,646	1,524
	Shenzhen Noposin Crop Science Co. Ltd. Class A	949,300	1,523
	Shanghai Bailian Group Co. Ltd. Class A	1,254,688	1,520
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,249,071	1,519
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	1,519
*	Shanghai Milkground Food Tech Co. Ltd. Class A	501,574	1,519
	Xianhe Co. Ltd. Class A	470,545	1,518
	Innuovo Technology Co. Ltd. Class A	1,119,455	1,517
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,516
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,516
*	Chongqing Iron & Steel Co. Ltd. Class A	7,371,524	1,514
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,507
	Befar Group Co. Ltd. Class A	1,918,734	1,506
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,504
	Sunvim Group Co. Ltd. Class A	909,600	1,503
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	393,226	1,500
*	Zhuhai Zhumian Group Co. Ltd.	1,721,120	1,499
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	470,242	1,499
*	Jihua Group Corp. Ltd. Class A (XSHG)	3,491,500	1,498
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	1,495
	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,494
	Jade Bird Integrated Technologies Co. Ltd.	840,164	1,493
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,492
*	Vanchip Tianjin Technology Co. Ltd. Class A	316,939	1,490
	Autohome Inc. Class A	319,568	1,486
*	Sanwei Holding Group Co. Ltd. Class A	900,939	1,486
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,486
	Shandong Publishing & Media Co. Ltd. Class A	1,360,300	1,485
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,484
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	349,609	1,484
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	1,484
	Bros Eastern Co. Ltd. Class A	1,089,489	1,483
	Zhejiang Communications Technology Co. Ltd. Class A	2,599,740	1,483

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou Dptech Technologies Co. Ltd. Class A	585,347	1,482
	Jinlongyu Group Co. Ltd. Class A	372,600	1,479
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,150,800	1,478
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	1,476
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	1,475
	Three's Co. Future Technology Group Co. Ltd. Class A	213,108	1,474
	Shenzhen Xinyichang Technology Co. Ltd. Class A	99,128	1,474
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	1,473
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	805,500	1,470
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,465
	Songz Automobile Air Conditioning Co. Ltd. Class A	1,005,200	1,465
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	1,465
	Fujian Dongbai Group Co. Ltd. Class A	876,300	1,464
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	993,031	1,459
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	2,182,280	1,457
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	745,400	1,456
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,454
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,233,300	1,450
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	987,437	1,450
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,169,600	1,450
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,450
	Suofeiya Home Collection Co. Ltd. Class A	823,278	1,449
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,448
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	525,800	1,446
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	1,445
*,3	Beijing VRV Software Corp. Ltd. Class A	1,365,700	1,444
*	Jishi Media Co. Ltd. Class A	3,379,800	1,444
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	163,713	1,443
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,197,418	1,442
	Beijing Water Business Doctor Co. Ltd. Class A	844,674	1,440
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,439
	Eastcompeace Technology Co. Ltd. Class A	514,815	1,438
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,438
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,436
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,435
	Sonoscape Medical Corp. Class A	401,567	1,435
*	Guangdong TCL Smart Home Appliances Co. Ltd.	1,024,300	1,435
	Anhui Expressway Co. Ltd. Class A	626,200	1,434
	Yantai China Pet Foods Co. Ltd. Class A	290,600	1,434
	Guangdong Tapai Group Co. Ltd. Class A	1,138,837	1,430
	Xinjiang Communications Construction Group Co. Ltd. Class A	701,300	1,429
	Explosive Co. Ltd. Class A	894,300	1,427
*	Shanghai Industrial Development Co. Ltd. Class A	1,836,782	1,426
	Tayho Advanced Materials Group Co. Ltd. Class A	857,161	1,425
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,421
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	636,900	1,421
*	EFORT Intelligent Robot Co. Ltd. Class A	531,303	1,421
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,951,950	1,420
	Dongguan Development Holdings Co. Ltd. Class A	932,001	1,419
	Fujian Expressway Development Co. Ltd. Class A	2,656,900	1,419
	HBIS Resources Co. Ltd. Class A	572,700	1,419
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	1,418
	PharmaBlock Sciences Nanjing Inc. Class A	241,905	1,416
	Jiangsu Guomao Reducer Co. Ltd. Class A	612,452	1,415
	Jinlei Technology Co. Ltd. Class A	317,700	1,414
	Taiji Computer Corp. Ltd. Class A	556,906	1,413
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,162,690	1,411
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	3,576,900	1,410
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,437,903	1,410
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	388,200	1,406
*	Hangjin Technology Co. Ltd. Class A	626,350	1,406
	Tofflon Science & Technology Group Co. Ltd. Class A	727,854	1,405
	Hengbao Co. Ltd. Class A	671,300	1,404
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,697,797	1,404
*,2	XXF Group Holdings Ltd.	12,457,500	1,403
	Chongqing Chuanyi Automation Co. Ltd. Class A	489,338	1,400
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,365,600	1,394
	Zhejiang Wanliyang Co. Ltd. Class A	1,332,300	1,391
	Naruida Technology Co. Ltd. Class A	271,340	1,390
	Sansure Biotech Inc. Class A	552,749	1,390

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,387
	Neusoft Corp. Class A	1,066,966	1,387
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	184,037	1,386
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,050,600	1,386
	Eyebright Medical Technology Beijing Co. Ltd. Class A	183,848	1,383
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	1,382
	Sunward Intelligent Equipment Co. Ltd. Class A	949,320	1,382
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	1,094,700	1,381
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,380
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,380
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,379
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,378
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	1,851,900	1,377
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	1,376
	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,376
*	Huludao Zinc Industry Co. Class A	1,526,300	1,375
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,375
*	China Enterprise Co. Ltd. Class A	3,632,135	1,375
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,793,499	1,373
	Shandong Head Group Co. Ltd. Class A	349,400	1,370
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,011,771	1,369
*	Youzu Interactive Co. Ltd. Class A	911,416	1,368
*	Xian International Medical Investment Co. Ltd. Class A	2,028,087	1,367
*	Bringspring Science & Technology Co. Ltd. Class A	586,000	1,365
	Edifier Technology Co. Ltd. Class A	835,300	1,364
*	KingClean Electric Co. Ltd. Class A	290,200	1,363
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	313,323	1,363
	Sinomach Automobile Co. Ltd. Class A	1,528,100	1,360
	Wuxi Boton Technology Co. Ltd. Class A	399,404	1,358
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	189,129	1,358
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	1,355
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,420,700	1,355
*	263 Network Communications Co. Ltd. Class A	1,350,860	1,354
	Sino Wealth Electronic Ltd. Class A	336,367	1,354
	City Development Environment Co. Ltd. Class A	654,680	1,353
	Chengdu RML Technology Co. Ltd. Class A	232,038	1,353
	Huatu Cendes Co. Ltd. Class A	185,280	1,352
	PNC Process Systems Co. Ltd. Class A	368,480	1,351
	ZWSOFT Co. Ltd. Guangzhou Class A	161,766	1,347
*	Kingsignal Technology Co. Ltd. Class A	620,360	1,346
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	1,336,600	1,345
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	513,600	1,344
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,340
	Xiamen Kingdomway Group Co. Class A	599,100	1,338
*	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,338
	Lier Chemical Co. Ltd. Class A	706,221	1,337
	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,336
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	518,940	1,331
	Shenzhen Hello Tech Energy Co. Ltd. Class A	144,743	1,329
	Huaxia Eye Hospital Group Co. Ltd. Class A	497,500	1,328
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	1,328
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,113,033	1,327
*	Guangdong Golden Dragon Development Inc. Class A	865,600	1,324
	FESCO Group Co. Ltd. Class A	568,248	1,324
	Sinocare Inc. Class A	543,300	1,323
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	1,318
	North Huajin Chemical Industries Co. Ltd. Class A	1,582,103	1,318
	Rianlon Corp. Class A	206,800	1,317
	Shinva Medical Instrument Co. Ltd. Class A	652,622	1,316
	Guangxi Wuzhou Communications Co. Ltd. Class A	2,299,619	1,312
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	702,200	1,309
*	Yechiu Metal Recycling China Ltd. Class A	2,176,400	1,307
	Jinhui Liquor Co. Ltd. Class A	502,000	1,306
*	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,305
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	845,787	1,305
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,302
	Hubei Chutian Smart Communication Co. Ltd. Class A	2,312,680	1,302
	Shenzhen Invt Electric Co. Ltd. Class A	1,134,952	1,301
*	Insigma Technology Co. Ltd. Class A	1,008,500	1,300
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	1,300

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Jiuding New Material Co. Ltd.	659,700	1,297
*	Guizhou Zhenhua E-chem Inc. Class A	533,730	1,297
	Jinghua Pharmaceutical Group Co. Ltd. Class A	1,173,671	1,296
	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,296
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,293
	Xinyu Iron & Steel Co. Ltd. Class A	2,847,500	1,292
	Rizhao Port Co. Ltd. Class A	2,975,800	1,290
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,285
	CSG Holding Co. Ltd. Class A	2,167,900	1,280
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	1,124,185	1,279
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	1,276
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,756,947	1,276
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,093,000	1,272
	Jiangsu Shagang Co. Ltd. Class A	1,952,785	1,272
	CECEP Environmental Protection Co. Ltd. Class A	1,309,500	1,272
	Liaoning Chengda Biotechnology Co. Ltd. Class A	376,001	1,269
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,266
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,332,600	1,266
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,265
*	Nanfang Pump Industry Co. Ltd. Class A	1,775,883	1,264
	Double Medical Technology Inc. Class A	198,602	1,264
*	INKON Life Technology Co. Ltd. Class A	764,300	1,264
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	1,263
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,261
	Guangzhou Wondfo Biotech Co. Ltd. Class A	469,718	1,260
*	Chengdu Guoguang Electric Co. Ltd. Class A	105,700	1,260
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,174,924	1,257
	Luenmei Quantum Co. Ltd. Class A	1,286,022	1,255
	Shanghai Haixin Group Co. Class A	1,025,400	1,255
	Qinhuangdao Port Co. Ltd. Class A	2,444,900	1,254
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,253
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,252
	Arctech Solar Holding Co. Ltd. Class A	209,690	1,249
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	630,749	1,248
	CSG Smart Science & Technology Co. Ltd. Class A	756,395	1,245
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	156,116	1,244
	Guangdong South New Media Co. Ltd. Class A	222,892	1,242
	Hangzhou Onechance Tech Corp. Class A	241,325	1,237
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,237
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	1,236
	Beijing Shunxin Agriculture Co. Ltd. Class A	663,746	1,236
	Zhejiang Construction Investment Group Co. Ltd. Class A	1,006,378	1,236
	Shenzhen Sunline Tech Co. Ltd. Class A	711,652	1,235
*	Huafu Fashion Co. Ltd. Class A	1,703,810	1,234
	Chengdu Leejun Industrial Co. Ltd. Class A	874,161	1,233
	First Tractor Co. Ltd. Class A	603,689	1,225
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,506,900	1,224
	Fulongma Group Co. Ltd. Class A	438,820	1,223
	Suzhou Oriental Semiconductor Co. Ltd. Class A	112,508	1,219
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	1,217
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,216
*	Greattown Holdings Ltd. Class A	1,759,421	1,215
	East China Engineering Science & Technology Co. Ltd. Class A	660,900	1,215
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,214
*	Quzhou DFP New Material Group Co. Ltd.	1,824,232	1,214
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,565,301	1,213
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,212
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	1,340,978	1,212
*	Anhui Guofeng New Materials Co. Ltd. Class A	910,400	1,212
*	Shanying International Holding Co. Ltd. Class A	5,678,725	1,209
	Cheng De Lolo Co. Ltd. Class A	926,372	1,208
*	Shanghai STEP Electric Corp. Class A	634,700	1,207
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	1,206
*	Sichuan Haite High-tech Co. Ltd. Class A	649,180	1,201
	Zhuhai Huafa Properties Co. Ltd. Class A	2,363,266	1,200
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,333,150	1,199
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,196
	JSTI Group Class A	1,199,857	1,192
	Shenzhen Click Technology Co. Ltd. Class A	420,000	1,192
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	1,191

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,188
*	Shenzhen Baoming Technology Co. Ltd. Class A	154,200	1,188
	Guomai Technologies Inc. Class A	968,065	1,183
*	HyUnion Holding Co. Ltd. Class A	1,101,382	1,181
*	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	1,178
	Yuneng Technology Co. Ltd. Class A	154,687	1,176
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,384,808	1,175
	Opple Lighting Co. Ltd. Class A	395,100	1,174
	Chongqing Department Store Co. Ltd. Class A	374,760	1,172
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	1,168
	Topsec Technologies Group Inc. Class A	1,084,532	1,167
	Xiamen Port Development Co. Ltd. Class A	729,516	1,166
	ZYNP Corp. Class A	522,900	1,163
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,163
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	1,163
	Joyoung Co. Ltd. Class A	727,292	1,162
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	971,906	1,161
	Nanjing Les Information Technology Co. Ltd. Class A	139,135	1,156
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,155
	Sino Biological Inc. Class A	110,770	1,155
*	Bright Real Estate Group Co. Ltd. Class A	2,068,005	1,151
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,149
*	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	1,148
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	1,148
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	1,147
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,145
	Foran Energy Group Co. Ltd. Class A	639,212	1,145
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,145
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,144
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	137,000	1,142
*	Guangdong Goworld Co. Ltd. Class A	521,444	1,141
	Jiangling Motors Corp. Ltd. Class A	414,198	1,141
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	602,300	1,140
	Shenzhen YHLO Biotech Co. Ltd. Class A	562,515	1,139
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	1,139
*,3	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	1,137
*	Toly Bread Co. Ltd. Class A	1,555,939	1,137
*	Xinzhi Group Co. Ltd. Class A	382,400	1,136
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	346,600	1,134
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,095,131	1,133
	Edan Instruments Inc. Class A	517,400	1,130
*	Bio-Thera Solutions Ltd. Class A	373,345	1,129
	Xiangyu Medical Co. Ltd. Class A	130,760	1,128
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	706,401	1,126
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	1,126
	Renhe Pharmacy Co. Ltd. Class A	1,348,548	1,124
*	Shanghai AJ Group Co. Ltd. Class A	1,578,698	1,118
	Qiming Information Technology Co. Ltd. Class A	431,181	1,118
*	LianChuang Electronic Technology Co. Ltd. Class A	989,561	1,118
*	Daan Gene Co. Ltd. Class A	1,317,523	1,118
*	Beijing eGOVA Co. Ltd. Class A	571,612	1,116
	Chengdu Kanghua Biological Products Co. Ltd. Class A	133,175	1,112
	Sanjiang Shopping Club Co. Ltd. Class A	556,800	1,112
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	796,129	1,111
	Fujian Septwolves Industry Co. Ltd. Class A	675,609	1,109
*	Hongbo Co. Ltd. Class A	456,950	1,107
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	1,107
	Jiangsu Gian Technology Co. Ltd. Class A	180,768	1,107
*	China Reform Health Management & Services Group Co. Ltd. Class A	952,792	1,106
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	1,105
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,214,397	1,105
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	590,281	1,105
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,105
*	Red Star Macalline Group Corp. Ltd. Class A	2,818,430	1,104
	Create Technology & Science Co. Ltd. Class A	462,907	1,104
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	326,500	1,103
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	763,490	1,100
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	1,099
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	1,094
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,094

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,524,700	1,094
*	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	1,094
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,093
*	Chongqing Taiji Industry Group Co. Ltd. Class A	478,800	1,092
	Sumavision Technologies Co. Ltd. Class A	1,336,200	1,091
	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,091
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	571,198	1,088
	Bafang Electric Suzhou Co. Ltd. Class A	198,917	1,087
*	Shanghai Medicilon Inc. Class A	116,916	1,087
	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,709,100	1,087
	EIT Environmental Development Group Co. Ltd. Class A	345,501	1,086
	Dlg Exhibitions & Events Corp. Ltd. Class A	772,940	1,083
	Fujian Boss Software Development Co. Ltd. Class A	731,585	1,080
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	1,077
	Shanghai Fortune Techgroup Co. Ltd. Class A	451,600	1,077
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	1,075
	Shanghai Zhezhong Group Co. Ltd. Class A	412,300	1,074
	5I5J Holding Group Co. Ltd. Class A	2,461,903	1,071
*	Hunan New Wellful Co. Ltd. Class A	1,301,000	1,071
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	1,070
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	320,456	1,067
	Zhongtong Bus Holding Co. Ltd. Class A	607,400	1,066
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	1,066
	Mesnac Co. Ltd. Class A	1,070,189	1,065
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	253,700	1,064
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,061
	Luoniushan Co. Ltd. Class A	1,097,907	1,060
*	Three Squirrels Inc. Class A	371,740	1,059
	Guizhou Gas Group Corp. Ltd. Class A	1,118,272	1,059
	Shenma Industry Co. Ltd. Class A	939,904	1,056
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	1,056
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,052
*	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	1,052
*	Wonders Information Co. Ltd. Class A	1,233,500	1,049
*	Archermind Technology Co. Ltd. Class A	195,091	1,049
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	1,049
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,045
	Unilumin Group Co. Ltd. Class A	1,115,638	1,043
*	Shunfa Hengneng Corp. Class A	2,205,821	1,040
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	1,038
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	1,037
	Shandong Lukang Pharma Class A	867,190	1,036
*	Sinopec Oilfield Equipment Corp. Class A	967,342	1,033
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	1,031
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	1,031
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	1,029
	Wencan Group Co. Ltd. Class A	376,286	1,028
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	1,025
*	Bright Eye Hospital Group Co. Ltd. Class A	149,200	1,025
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,417,670	1,024
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,021
*	Jiangsu Transimage Technology Co. Ltd. Class A	269,200	1,021
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	415,340	1,020
	Lancy Co. Ltd. Class A	430,900	1,019
	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,018
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	1,018
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,017
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	1,017
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,022,256	1,016
*	Jiangsu General Science Technology Co. Ltd. Class A	1,484,940	1,015
	Yunnan Energy Investment Co. Ltd. Class A	596,755	1,014
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	1,011
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	1,010
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,012,800	1,009
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	1,008
	Guotai Epoint Software Co. Ltd. Class A	310,477	1,008
*	China Union Holdings Ltd. Class A	1,228,800	1,007
	CITIC Press Corp. Class A	192,900	1,007
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	275,633	1,006
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	803,200	1,006

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Sinodata Co. Ltd. Class A	329,635	1,005
	Guangxi Energy Co. Ltd. Class A	1,383,240	1,002
	Cangzhou Dahua Co. Ltd. Class A	356,200	991
	Shenzhen Tellus Holding Co. Ltd. Class A	403,407	984
*	Guangxi Beitou Technology Co. Ltd. Class A	1,621,900	983
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	982
*	China Agriculture Development Seed Group Co. Ltd. Class A	943,400	982
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	341,828	981
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	980
	Hunan Aihua Group Co. Ltd. Class A	335,506	979
	Center International Group Co. Ltd. Class A	467,600	977
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	977
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	977
*	New Journey Health Technology Group Co. Ltd. Class A	2,863,200	973
*	Anhui ZhongDianXinLong Science & Technology Co. Ltd. Class A	671,702	972
*	UTour Group Co. Ltd. Class A	1,051,725	971
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	971
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	229,453	968
	New Huadu Technology Co. Ltd. Class A	782,100	967
	FAWER Automotive Parts Co. Ltd. Class A	1,289,945	964
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	964
	Nanjing Pharmaceutical Group Co. Ltd.	1,244,262	964
	Chongqing Water Group Co. Ltd. Class A	1,484,150	964
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	964
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	963
*	B-Soft Co. Ltd. Class A	1,485,966	963
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	654,000	962
*	China Aluminum International Engineering Corp. Ltd. Class A	1,051,900	961
	Shanghai Baolong Automotive Corp. Class A	193,300	961
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	960
*	RiseSun Real Estate Development Co. Ltd. Class A	4,842,329	959
	Jiajiayue Group Co. Ltd. Class A	603,492	957
	Suning Universal Co. Ltd. Class A	2,979,759	957
	KPC Pharmaceuticals Inc. Class A	686,896	957
*	World Union Group Inc. Class A	2,085,355	954
	Solareast Holdings Co. Ltd. Class A	775,159	953
	Shanghai Xinhua Media Co. Ltd. Class A	1,104,600	951
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	950
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	950
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	946
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,250,000	945
	Huangshan Novel Co. Ltd. Class A	575,199	943
	Guangxi LiuYao Group Co. Ltd. Class A	383,986	942
	Shenzhen Expressway Corp. Ltd. Class A	708,204	941
	Guangdong Marubi Biotechnology Co. Ltd. Class A	255,729	941
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	940
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	498,400	940
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	2,545,344	940
*	NSFOCUS Technologies Group Co. Ltd. Class A	868,818	939
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	936
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	934
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,051,166	933
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	932
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	932
	Dazhong Transportation Group Co. Ltd. Class A	1,401,400	932
*	SOHO China Ltd.	16,358,030	931
*	Cinda Real Estate Co. Ltd. Class A	2,037,635	930
	Rastar Group Class A	1,078,500	929
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,326,021	929
	Appotronics Corp. Ltd. Class A	421,869	924
	Xiamen International Airport Co. Ltd. Class A	390,260	921
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	919
	Wushang Group Co. Ltd. Class A	745,977	918
	Nanjing Cosmos Chemical Co. Ltd. Class A	447,860	917
*	ADAMA Ltd. Class A	915,100	915
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	458,323	913
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	913
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	912
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	911
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	909

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	908
*	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	907
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	1,439,243	906
	Sunyard Technology Co. Ltd. Class A	483,327	902
	Hongbaoli Group Corp. Ltd. Class A	714,859	901
	Beijing CTJ Information Technology Co. Ltd. Class A	296,193	897
	Anhui Huaheng Biotechnology Co. Ltd. Class A	218,225	897
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	896
	China Television Media Ltd. Class A	416,800	893
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	891
	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	889
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	887
*	Guangdong Yowant Technology Group Co. Ltd. Class A	897,804	886
*	Lucky Film Co. Ltd. Class A	528,691	886
*	Shenzhen Anche Technologies Co. Ltd. Class A	196,600	884
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	883
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	880
	Beijing Fengjing Automotive Parts Co. Ltd.	1,524,676	880
	Shanghai Bright Meat Group Co. Ltd. Class A	1,019,098	879
	Yotrio Group Co. Ltd. Class A	1,839,350	878
	Wellhope Foods Co. Ltd. Class A	854,101	877
	Ningbo Cixing Co. Ltd. Class A	844,100	872
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	871
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	867
	Chongqing Port Co. Ltd. Class A	1,210,600	866
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	865
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	865
	Dashang Co. Ltd. Class A	323,433	863
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	863
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,065,800	862
	Ningxia Building Materials Group Co. Ltd. Class A	455,288	861
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	860
*	XGIMI Tech Co. Ltd.	65,088	860
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,222,700	860
*	ABA Chemicals Corp. Class A	983,100	860
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	859
	Gem-Year Industrial Co. Ltd. Class A	942,111	859
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	858
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	854
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	854
	BMC Medical Co. Ltd. Class A	87,571	853
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	822,300	853
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	852
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	914,840	850
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	850
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	848
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	846
	Jinneng Science & Technology Co. Ltd. Class A	858,655	845
	Huabao Flavours & Fragrances Co. Ltd. Class A	348,021	845
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	843
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	843
*	Daheng New Epoch Technology Inc. Class A	376,900	842
	AUCMA Co. Ltd. Class A	757,801	841
	Focused Photonics Hangzhou Inc. Class A	419,596	839
*,3	Liuzhou Iron & Steel Co. Ltd. Class A	1,256,600	838
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	836
	Hualan Biological Vaccine Inc. Class A	291,400	835
*	Anyang Iron & Steel Inc. Class A	2,716,980	834
	Fujian Apex Software Co. Ltd. Class A	174,640	834
	Bestsun Energy Co. Ltd. Class A	1,400,600	834
	Tungkong Inc. Class A	556,076	833
	Rainbow Digital Commercial Co. Ltd. Class A	1,030,799	832
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	832
	Emei Shan Tourism Co. Ltd. Class A	478,100	831
*	Cybrid Technologies Inc. Class A	410,600	828
*	Beijing SDL Technology Co. Ltd. Class A	660,800	826
*	Sun Create Electronics Co. Ltd. Class A	243,376	824
	Haining China Leather Market Co. Ltd. Class A	1,252,410	824
*	Shanxi Guoxin Energy Corp. Ltd. Class A	1,561,596	823
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	304,850	822

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Client Service International Inc. Class A	432,967	818
	Shenzhen Topway Video Communication Co. Ltd. Class A	761,200	817
*	Global Infotech Co. Ltd. Class A	388,600	815
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	813
	FIYTA Precision Technology Co. Ltd. Class A	304,885	811
	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	810
	China West Construction Group Co. Ltd. Class A	994,856	809
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	808
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	807
	Hongli Zhihui Group Co. Ltd. Class A	716,500	807
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	806
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	804
*	Beijing Thunisoft Corp. Ltd. Class A	859,720	801
*	Inspur Software Co. Ltd. Class A	329,798	799
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	799
	Zhuhai Port Co. Ltd. Class A	1,050,000	799
*	Guoguang Electric Co. Ltd. Class A	480,600	798
	Joeone Co. Ltd. Class A	502,277	798
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	798
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	796
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	427,600	795
	Shenzhen Guangju Energy Co. Ltd. Class A	556,288	795
	Shandong Xiantan Group Co. Ltd.	847,492	795
*	Beijing North Star Co. Ltd. Class A	2,701,615	794
*	Konka Group Co. Ltd. Class A	1,658,500	792
	Time Publishing & Media Co. Ltd. Class A	662,480	790
*	Macmic Science & Technology Co. Ltd. Class A	199,224	790
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	786
*	VanJee Technology Co. Ltd. Class A	201,160	786
*	Phenix Optical Co. Ltd. Class A	275,600	786
	Guizhou Guihang Automotive Components Co. Ltd. Class A	390,184	785
	Foshan Electrical & Lighting Co. Ltd. Class A	945,200	785
	Orient International Enterprise Ltd. Class A	757,400	784
	Anhui Korrun Co. Ltd. Class A	251,860	784
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	782
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	782
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	781
	Shanghai ShenTong Metro Co. Ltd. Class A	661,876	779
	Beyondsoft Corp. Class A	505,600	779
*	Hainan Expressway Co. Ltd. Class A	954,200	775
	Hengdian Entertainment Co. Ltd. Class A	255,322	775
*	Blue Sail Medical Co. Ltd. Class A	712,564	775
	Bear Electric Appliance Co. Ltd. Class A	127,600	773
*	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	769
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	768
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	768
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	431,303	768
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	764
	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	762
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	539,044	760
*	Truking Technology Ltd. Class A	527,800	760
	Jinxi Axle Co. Ltd. Class A	1,198,800	755
*	Hubei Century Network Technology Co. Ltd. Class A	465,300	755
*	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	754
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	750
	Goldcard Smart Group Co. Ltd. Class A	389,110	748
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	1,842,175	747
	ZhongYeDa Electric Co. Ltd. Class A	501,400	746
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	746
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	742
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	741
	Luyang Energy-Saving Materials Co. Ltd.	509,771	739
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	260,302	738
	Baida Group Co. Ltd. Class A	436,400	737
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	736
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	735
	BXN Holding Co. Ltd. Class A	1,203,300	734
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	1,172,450	733
*	Feitian Technologies Co. Ltd. Class A	392,500	731
*	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	728

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Vatti Corp. Ltd. Class A	842,448	728
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	726
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	725
*	Wolong New Energy Group Co. Ltd. Class A	678,301	724
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	722
	Vontron Technology Co. Ltd. Class A	423,300	717
*	Tangrenshen Group Co. Ltd. Class A	1,175,650	717
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	714
*	Top Resource Energy Co. Ltd. Class A	847,100	714
*	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	714
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	713
*	Eastone Century Technology Co. Ltd. Class A	843,315	710
	Changhong Meiling Co. Ltd. Class A	852,328	708
	MYS Group Co. Ltd. Class A	1,417,892	707
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	707
*	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	706
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	704
	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	703
	Hefei Department Store Group Co. Ltd. Class A	709,717	700
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	700
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	698
*	Yijiahe Technology Co. Ltd. Class A	167,000	695
*	H&R Century Union Corp. Class A	958,100	694
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	694
	Guangdong Shirongzhaoye Co. Ltd. Class A	878,600	693
*	DBAPP Security Ltd. Class A	105,429	693
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	693
	Ligao Foods Co. Ltd. Class A	158,620	693
	Newcapec Electronics Co. Ltd. Class A	488,335	692
	Canny Elevator Co. Ltd. Class A	764,373	691
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	690
	Changchun BCHT Biotechnology Co. Ltd. Class A	258,487	690
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	686
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	686
	Jenkem Technology Co. Ltd. Class A	47,933	685
*	China Wuyi Co. Ltd. Class A	1,611,511	683
	Qianjiang Water Resources Development Co. Ltd. Class A	508,971	683
*	Chongqing Yukaifa Co. Ltd. Class A	930,100	672
	Haoxiangni Health Food Co. Ltd. Class A	364,800	672
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	671
	Duolun Technology Corp. Ltd. Class A	587,777	666
	Anhui Huamao Textile Co. Class A	992,063	662
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	661
*	Beijing Huayuan Xinhang Holding Co. Ltd. Class A	1,816,875	659
	Shenzhen Comix Group Co. Ltd. Class A	647,500	657
*	Shenzhen Properties & Resources Development Group Ltd. Class A	552,952	656
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	656
*	Fujian Rongji Software Co. Ltd. Class A	609,300	656
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	656
	Yabao Pharmaceutical Group Co. Ltd. Class A	631,483	656
*	Qingdao Doublestar Co. Ltd. Class A	748,900	655
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	651
*	Beijing Sinohytec Co. Ltd. Class A	168,343	649
*	Marssenger Kitchenware Co. Ltd. Class A	422,797	649
	Delixi New Energy Technology Co. Ltd. Class A	189,420	649
*	Jinbei Automotive Co. Ltd. Class A	1,097,901	648
	Citychamp Dartong Advanced Materials Co. Ltd.	1,205,333	647
	Bestore Co. Ltd. Class A	395,600	644
*	Beken Corp. Class A	122,587	641
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	260,064	638
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	552,146	634
*	Hanwang Technology Co. Ltd. Class A	231,900	632
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	631
	Era Co. Ltd. Class A	1,005,259	629
	Sichuan Meifeng Chemical IND Class A	591,151	626
*	KBC Corp. Ltd. Class A	172,153	626
*	Huayi Brothers Media Corp. Class A	2,343,802	624
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	624
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	623
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	623

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Chimin Health Management Co. Ltd. Class A	428,400	619
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	615
*	Dongjiang Environmental Co. Ltd. Class A	946,666	613
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	121,100	613
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	613
*	JinJian Cereals Industry Co. Ltd. Class A	614,000	612
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	611
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	611
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	611
	Shandong Sunway Chemical Group Co. Ltd. Class A	577,632	610
	Dongfeng Electronic Technology Co. Ltd. Class A	367,250	609
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	210,868	608
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	606
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	605
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	603
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	328,700	603
	Huangshan Tourism Development Co. Ltd. Class A	344,401	600
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	596
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	596
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	595
*	Rongan Property Co. Ltd. Class A	2,008,772	595
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	593
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	591
	Shandong Shengli Co. Class A	834,677	590
	Shanghai Tianchen Co. Ltd. Class A	728,338	589
*	Liaoning Shenhua Holdings Co. Ltd. Class A	2,155,700	582
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	407,234	581
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	579
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	316,700	579
	Tengda Construction Group Co. Ltd. Class A	1,637,499	576
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	576
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	571
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	565
*	Deluxe Family Co. Ltd. Class A	1,499,036	565
*	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	565
	Dare Power Dekor Home Co. Ltd. Class A	562,739	560
*	Great Chinasoft Technology Co. Ltd. Class A	674,700	557
	Monalisa Group Co. Ltd. Class A	349,604	556
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	555
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	553
	China Meidong Auto Holdings Ltd.	4,538,521	550
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	548
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	547
	Zhejiang NetSun Co. Ltd. Class A	229,600	545
*	Jiangsu Changqing Agrochemical Co. Ltd. Class A	559,209	544
*	Zhongfu Information Inc. Class A	282,200	543
	Sleemon Healthy Sleep Technology Co. Ltd. Class A	357,900	542
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	542
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	541
	Shanghai New World Co. Ltd. Class A	510,900	540
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	539
*	Triumph New Energy Co. Ltd. Class A	385,300	533
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	333,067	533
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	531
	Cachet Pharmaceutical Co. Ltd. Class A	262,043	531
	Ningbo Peacebird Fashion Co. Ltd. Class A	253,129	529
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	526
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	520
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	157,170	516
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	516
*	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	516
	Guangdong Delian Group Co. Ltd. Class A	675,035	515
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	513
	PKU Healthcare Corp. Ltd. Class A	560,500	506
	Shanghai Titan Scientific Co. Ltd. Class A	151,876	502
*	CanSino Biologics Inc. Class A	55,518	502
	Foshan Electrical & Lighting Co. Ltd. Class B	1,938,466	500
	Zhuhai Huajin Capital Co. Ltd. Class A	268,717	500
	Ningbo David Medical Device Co. Ltd. Class A	294,800	499
*	Sinochem Equipment Technology Qingdao Co. Ltd. Class A	431,434	498

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Gemdale Properties & Investment Corp. Ltd.	33,788,000	496
*,3	China Fortune Land Development Co. Ltd. Class A	2,655,465	496
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	494
	Shanghai Jinfeng Wine Co. Ltd. Class A	662,645	486
*	Markor International Home Furnishings Co. Ltd. Class A	1,140,435	483
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	479
	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	478
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	477
*	Berry Genomics Co. Ltd. Class A	322,603	474
*	Zhongbai Holdings Group Co. Ltd. Class A	586,489	473
	Qingdao Citymedia Co. Ltd. Class A	496,400	460
	Guangxi Nanning Waterworks Group Co. Ltd. Class A	631,800	460
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	456
*	Beijing Forever Technology Co. Ltd. Class A	515,494	452
	Shanghai Bailian Group Co. Ltd. Class B	858,956	444
*	China Quanjude Group Co. Ltd. Class A	278,800	437
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	436
*	Hubei Fuxing Science & Technology Co. Ltd. Class A	1,382,080	432
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,662,100	428
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	915,025	421
	Sanlux Co. Ltd. Class A	648,400	416
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	409
	Wenfeng Great World Chain Development Corp. Class A	1,239,613	402
	Dazhong Transportation Group Co. Ltd. Class B	2,185,448	387
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	379
	CCS Supply Chain Management Co. Ltd. Class A	853,540	365
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,329,324	358
*	Fortune Ng Fung Food Hebei Co. Ltd. Class A	614,774	344
*	Piesat Information Technology Co. Ltd. Class A (XSHG)	147,630	341
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	114,620	325
*,3	China South City Holdings Ltd.	23,621,258	323
	Jiangling Motors Corp. Ltd. Class B	240,770	314
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	312
*,3	Long Yuan Construction Group Co. Ltd. Class A	1,061,024	309
	Lu Thai Textile Co. Ltd. Class A	320,200	308
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	308
	Beijing Bashi Media Co. Ltd. Class A	439,434	267
*	Xiaomi Corp. ADR	14,139	266
*,3	Piesat Information Technology Co. Ltd. Class A	106,692	246
*,3	Orient Group Inc.	3,391,900	179
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	154
*,3	Jihua Group Corp. Ltd. Class A	340,100	146
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	237,100	141
*	Guangdong Hybribio Biotech Co. Ltd. Class A	147,820	131
*	Fujian Green Pine Co. Ltd. Class A	75,600	105
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	46,662	93
*	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	82
*	Guangzhou R&F Properties Co. Ltd. Class H	317,536	15
*,3	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	—
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	—
*,3	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	—
*,3	Elion Energy Co. Ltd. Class A	2,693,050	—
*,3	China Grand Automotive Services Group Co. Ltd. Class A	1,344,270	—
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	—
*,3	Yango Group Co. Ltd. Class A	4,010,183	—
*,3	Chongqing Dima Industry Co. Ltd. Class A	868,700	—
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	—
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	—
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	—
*,3	Blivex Energy Technology Co. Ltd. Class A	4,172,796	—
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	—
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	—
*,3	Xinlun New Materials Co. Ltd. Class A	1,033,500	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	4,554,460	—
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	—
*,3	Kangmei Pharmaceutical Co. Ltd.	595,131	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	—
*,3	ST JLZX A	393,700	—

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	—
*,3	Shanghai Shimao Co. Ltd. Class A	273,212	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	1,287,637	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	4,093,100	—
*,3	China Dili Group	38,445,940	—
*,3	Chongqing Dima Industry Co. Ltd.	778,307	—
*,3	Guangdong Huatie Tongda High-speed Railway Equipment Corp.	515,756	—
*,3	China Grand Automotive Services Group Co. Ltd.	6,816,940	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	1,531,000	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	1,767,600	—
			45,698,662
Colombia (0.2%)
	Grupo Cibest SA ADR	1,124,796	76,700
	Grupo Cibest SA	3,035,515	62,938
	Interconexion Electrica SA ESP	5,822,179	45,028
	Ecopetrol SA	45,792,712	32,723
	Cementos Argos SA	7,565,691	24,744
	Ecopetrol SA ADR	808,194	11,444
			253,577
Czech Republic (0.1%)
	CEZ A/S	1,929,624	111,243
	Komercni Banka A/S	1,023,204	54,516
[1]	Moneta Money Bank A/S	3,564,975	31,382
[2]	Colt CZ Group SE	223,438	11,450
[2]	Doosan Skoda Power A/S	133,000	2,585
			211,176
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	35,139,605	88,488
	Talaat Moustafa Group	9,930,994	17,431
	Telecom Egypt Co.	6,932,149	12,079
*	Fawry for Banking & Payment Technology Services SAE	24,905,651	8,860
*	EFG Holding S.A.E.	16,155,631	8,414
			135,272
Greece (0.7%)
	National Bank of Greece SA	11,482,895	181,983
	Eurobank SA	33,969,674	147,804
*	Piraeus Bank SA	14,702,320	139,188
	Alpha Bank SA	21,951,530	88,097
	Public Power Corp. SA	2,574,129	54,655
	Bank of Cyprus Holdings plc	4,921,739	53,336
	GEK Terna SA	973,620	46,789
	Hellenic Telecommunications Organization SA	2,056,926	43,977
	JUMBO SA	1,554,800	42,438
	Motor Oil Hellas Corinth Refineries SA	858,805	38,333
	Allwyn AG	2,405,312	34,350
	Titan SA	503,379	27,058
	Optima bank SA	2,480,762	25,954
	Cenergy Holdings SA	833,621	23,464
	HELLENiQ ENERGY Holdings SA	1,217,445	14,054
	Athens International Airport SA	1,022,397	11,658
*	Ballys Intralot SA	8,500,333	11,151
	Viohalco SA	568,387	9,865
*	Aktor SA Holding Co. Technical & Energy Projects	694,684	8,841
*	LAMDA Development SA	1,178,796	8,397
	Aegean Airlines SA	571,619	7,495
	Athens Water Supply & Sewage Co. SA	566,381	6,838
	Sarantis SA	365,344	6,127
	Holding Co. ADMIE IPTO SA	1,499,916	5,784
	Piraeus Port Authority SA	87,316	3,875
	ElvalHalcor SA	759,624	3,552
	Autohellas Tourist & Trading SA	257,503	3,276
	Ideal Holdings SA	447,206	3,066
	Avax SA	831,695	2,986
	Fourlis Holdings SA	544,265	2,905
	Quest Holdings SA	340,474	2,799
	Intracom Holdings SA (Registered)	707,216	2,769
*	QUALCO Group SA	292,894	1,904

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	CrediaBank SA	1,250,174	1,774
	Euronext Athens Holding SA	200,769	1,663
	Ellaktor SA	837,974	1,299
			1,069,504
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	57,860,000	32,674
*,1,2	Everest Medicines Ltd.	3,572,000	15,940
*,1,2	CARsgen Therapeutics Holdings Ltd.	4,940,000	13,686
	K Wah International Holdings Ltd.	15,779,294	4,610
			66,910
Hungary (0.4%)
	OTP Bank Nyrt.	3,180,131	426,548
	MOL Hungarian Oil & Gas plc	6,247,258	83,440
	Richter Gedeon Nyrt.	1,879,076	79,259
	Magyar Telekom Telecommunications plc	3,922,243	31,069
	Opus Global Nyrt.	6,116,667	6,477
*,2	4iG Nyrt.	560,082	4,202
			630,995
Iceland (0.1%)
[1]	Arion Banki HF	18,761,756	29,368
	Islandsbanki HF	24,828,740	29,054
	Hagar hf	13,244,702	12,991
	Festi hf	4,013,077	10,847
	Reitir fasteignafelag hf	7,971,473	7,381
	Kvika banki hf	56,864,717	7,194
	Heimar HF	20,296,626	5,698
*	Alvotech SA	1,489,165	5,047
	Sjova-Almennar Tryggingar hf	11,019,803	3,587
*	Bera HF	26,955,774	3,372
	Eimskipafelag Islands hf	1,396,634	2,804
	Skagi Hf	17,780,973	2,727
	Siminn HF	26,824,050	2,645
*	Icelandair Group HF	271,737,249	1,708
	Kaldalon hf	7,038,815	1,498
			125,921
India (16.3%)
	Reliance Industries Ltd.	94,397,271	1,431,667
	HDFC Bank Ltd.	156,963,021	1,283,812
	ICICI Bank Ltd.	73,077,157	980,574
	Bharti Airtel Ltd.	41,032,308	820,233
	Infosys Ltd.	47,652,592	599,904
	Axis Bank Ltd.	31,776,928	426,211
	Mahindra & Mahindra Ltd.	12,894,338	422,899
	Larsen & Toubro Ltd.	9,330,432	396,355
	Bajaj Finance Ltd.	38,944,333	386,820
	Tata Consultancy Services Ltd.	14,159,344	371,574
	Kotak Mahindra Bank Ltd.	75,773,677	307,738
	Hindustan Unilever Ltd.	12,284,239	292,030
	Sun Pharmaceutical Industries Ltd.	14,771,234	282,955
	NTPC Ltd.	65,623,455	277,094
	Maruti Suzuki India Ltd.	1,818,361	256,536
	Tata Steel Ltd.	114,709,257	256,508
	State Bank of India	21,944,542	248,215
	Titan Co. Ltd.	5,083,604	236,005
	Bharat Electronics Ltd.	49,554,657	226,227
	Hindalco Industries Ltd.	20,167,554	221,573
	Power Grid Corp. of India Ltd.	62,603,358	210,817
	UltraTech Cement Ltd.	1,664,891	204,280
	Shriram Finance Ltd.	19,443,399	193,376
	Adani Ports & Special Economic Zone Ltd.	10,886,787	191,290
	HCL Technologies Ltd.	14,577,649	185,412
*	Adani Power Ltd.	72,482,524	170,555
	Oil & Natural Gas Corp. Ltd.	53,749,187	170,392
	Asian Paints Ltd.	6,297,422	163,408
*	Eternal Ltd.	62,226,826	163,278
	JSW Steel Ltd.	12,117,768	162,229
	Coal India Ltd.	31,528,714	160,356
	Nestle India Ltd.	9,949,983	153,292

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Grasim Industries Ltd.	4,907,243	145,117
	Eicher Motors Ltd.	1,851,186	139,292
	ITC Ltd.	41,667,822	138,735
	Tech Mahindra Ltd.	8,648,360	135,187
*	Tata Motors Ltd.	28,582,618	124,886
	Hindustan Aeronautics Ltd.	2,643,671	121,379
	Divi's Laboratories Ltd.	1,759,711	121,082
	TVS Motor Co. Ltd.	3,250,719	120,380
[1]	InterGlobe Aviation Ltd.	2,631,815	120,196
[1]	SBI Life Insurance Co. Ltd.	5,984,127	114,929
	Jio Financial Services Ltd.	43,483,085	113,372
	Apollo Hospitals Enterprise Ltd.	1,378,673	111,288
	Trent Ltd.	2,518,064	110,550
	Tata Power Co. Ltd.	23,274,430	109,529
	Tata Consumer Products Ltd.	9,016,368	108,956
	Max Healthcare Institute Ltd.	10,279,768	108,159
	Cipla Ltd.	7,715,335	106,922
	BSE Ltd.	2,762,571	106,703
	Cummins India Ltd.	1,895,272	105,594
	Tata Motors Passenger Vehicles Ltd.	28,622,077	103,490
	Varun Beverages Ltd.	18,684,466	101,774
*,1	Avenue Supermarts Ltd.	2,031,069	98,602
	Britannia Industries Ltd.	1,632,746	98,591
	Bajaj Finserv Ltd.	5,316,288	98,338
	Bajaj Auto Ltd.	930,586	98,321
	Hero MotoCorp Ltd.	1,802,884	97,422
	Cholamandalam Investment & Finance Co. Ltd.	5,859,148	97,129
	Power Finance Corp. Ltd.	20,054,034	95,204
	Adani Enterprises Ltd.	3,592,072	91,633
	Dr Reddy's Laboratories Ltd.	6,487,240	90,600
*	Suzlon Energy Ltd.	150,166,220	88,526
	Bharat Petroleum Corp. Ltd.	27,347,358	87,079
*	PB Fintech Ltd.	4,721,658	83,320
	Lupin Ltd.	3,350,790	81,904
[1]	HDFC Life Insurance Co. Ltd.	13,092,474	81,323
	GE Vernova T&D India Ltd.	1,713,095	80,587
	Indian Hotels Co. Ltd. Class A	11,801,829	79,470
*	Indus Towers Ltd.	18,245,537	79,090
	Samvardhana Motherson International Ltd.	61,234,032	78,755
[1]	HDFC Asset Management Co. Ltd.	2,725,257	78,196
	CG Power & Industrial Solutions Ltd.	9,092,570	78,113
	Indian Oil Corp. Ltd.	51,854,288	78,062
[1]	AU Small Finance Bank Ltd.	7,233,264	77,698
	Federal Bank Ltd.	25,194,855	76,606
	Bharat Heavy Electricals Ltd.	20,186,257	75,262
	Persistent Systems Ltd.	1,449,972	74,084
	Bharat Forge Ltd.	3,561,348	70,993
	Wipro Ltd.	33,118,654	70,568
	Ashok Leyland Ltd.	39,452,272	67,810
	GAIL India Ltd.	38,428,278	66,477
	Fortis Healthcare Ltd.	6,791,183	66,422
	Jindal Steel Ltd.	5,130,215	66,386
*	One 97 Communications Ltd.	5,687,635	66,099
	REC Ltd.	17,421,955	65,414
*	Adani Energy Solutions Ltd.	4,598,994	65,383
	Torrent Pharmaceuticals Ltd.	1,462,894	64,631
	Vedanta Ltd.	22,488,292	64,581
	Pidilite Industries Ltd.	4,387,489	63,870
	Godrej Consumer Products Ltd.	5,561,490	62,862
	Hitachi Energy India Ltd.	175,318	62,276
[1]	ICICI Lombard General Insurance Co. Ltd.	3,310,589	61,759
	Dixon Technologies India Ltd.	516,313	61,143
*	Max Financial Services Ltd.	3,633,101	60,839
	Polycab India Ltd.	696,686	59,837
	Marico Ltd.	7,299,893	59,758
[1]	LTM Ltd.	1,311,798	59,483
[1]	Laurus Labs Ltd.	5,069,816	59,194
	Coforge Ltd.	4,652,864	59,189
*	Swiggy Ltd.	20,404,166	58,550
	United Spirits Ltd.	4,088,373	57,276

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Aurobindo Pharma Ltd.	3,877,242	57,056
*	Adani Green Energy Ltd.	4,252,000	55,347
	ABB India Ltd.	721,400	55,108
	DLF Ltd.	8,828,923	54,957
	Solar Industries India Ltd.	334,890	54,705
	Embassy Office Parks REIT	12,124,159	54,359
	Multi Commodity Exchange of India Ltd.	1,724,539	54,333
	SRF Ltd.	2,017,970	53,878
	UPL Ltd.	7,891,895	53,694
	Muthoot Finance Ltd.	1,481,598	53,687
	Ambuja Cements Ltd.	11,370,960	53,480
	Hindustan Petroleum Corp. Ltd.	13,246,238	52,506
	National Aluminium Co. Ltd.	12,362,589	52,308
*	Yes Bank Ltd.	243,262,722	51,407
	Glenmark Pharmaceuticals Ltd.	1,961,406	49,880
	Info Edge India Ltd.	4,802,159	49,487
*	Siemens Ltd.	1,220,673	49,197
	APL Apollo Tubes Ltd.	2,432,272	49,045
	Torrent Power Ltd.	2,634,019	48,471
	Voltas Ltd.	3,191,758	48,333
*	FSN E-Commerce Ventures Ltd.	17,180,722	48,219
	Phoenix Mills Ltd.	2,583,671	48,183
*	IndusInd Bank Ltd.	4,849,773	47,089
	Tube Investments of India Ltd.	1,501,087	46,742
*	Vishal Mega Mart Ltd.	35,785,637	46,352
	Bosch Ltd.	120,570	45,872
	Sundaram Finance Ltd.	956,080	45,829
	NMDC Ltd.	47,713,430	45,670
	JSW Energy Ltd.	7,623,323	45,254
	Mphasis Ltd.	1,810,430	43,710
	State Bank of India GDR	380,372	43,432
	KEI Industries Ltd.	843,794	43,425
	IDFC First Bank Ltd.	57,964,193	42,765
	Hindustan Zinc Ltd.	6,664,181	42,192
	MRF Ltd.	30,737	42,159
	Siemens Energy India Ltd.	1,213,665	42,155
	Colgate-Palmolive India Ltd.	1,871,143	41,455
	Havells India Ltd.	3,150,290	41,258
	Bajaj Holdings & Investment Ltd.	371,416	40,390
[1]	Sona Blw Precision Forgings Ltd.	6,203,975	39,990
*	Vodafone Idea Ltd.	368,702,401	39,902
	Bank of Baroda	14,266,057	39,803
	360 ONE WAM Ltd.	3,589,882	39,279
	Steel Authority of India Ltd.	20,000,045	39,167
	Oil India Ltd.	7,517,699	39,034
*	Delhivery Ltd.	7,862,339	38,854
	NHPC Ltd.	44,064,899	38,784
*	Godrej Properties Ltd.	1,987,619	38,597
	Dabur India Ltd.	8,243,593	38,465
	Radico Khaitan Ltd.	1,056,734	38,219
	Hyundai Motor India Ltd.	1,957,895	37,675
	Biocon Ltd.	9,860,595	37,509
	WAAREE Energies Ltd.	1,127,858	37,273
	Union Bank of India Ltd.	21,085,613	37,086
	Mankind Pharma Ltd.	1,558,035	37,085
[1]	Lodha Developers Ltd.	3,890,591	37,084
	Punjab National Bank	31,671,769	36,690
*	GMR Airports Ltd.	35,846,701	36,632
	Shree Cement Ltd.	142,740	36,497
	PI Industries Ltd.	1,127,063	36,360
	Canara Bank	25,069,041	35,780
	Navin Fluorine International Ltd.	493,680	35,625
	Alkem Laboratories Ltd.	613,685	35,021
	Coromandel International Ltd.	1,633,535	34,273
	Blue Star Ltd.	1,795,670	33,875
*	Piramal Finance Ltd.	1,594,313	33,736
	Oracle Financial Services Software Ltd.	325,600	33,647
	Jindal Stainless Ltd.	4,135,626	33,607
	Indian Bank	3,712,022	33,467
	L&T Finance Ltd.	11,152,136	33,044

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1]	Indian Railway Finance Corp. Ltd.	29,821,395	32,967
	Zydus Lifesciences Ltd.	3,459,262	32,697
	Prestige Estates Projects Ltd.	2,173,949	32,569
	Supreme Industries Ltd.	833,391	32,023
*	Aditya Birla Capital Ltd.	8,732,006	31,959
	Ipca Laboratories Ltd.	1,935,210	31,322
	Page Industries Ltd.	79,783	31,046
	Apar Industries Ltd.	233,054	30,467
	Mazagon Dock Shipbuilders Ltd.	1,049,642	30,361
	Petronet LNG Ltd.	10,309,595	30,165
	Mahindra & Mahindra Financial Services Ltd.	8,968,992	29,497
	UNO Minda Ltd.	2,475,638	29,142
*,3	Vedanta Aluminium Metal Ltd.	22,488,292	28,675
*,3	Talwandi Sabo Power Ltd.	22,488,292	28,675
*,3	Vedanta Iron & Steel Ltd.	22,488,292	28,675
*,3	Malco Energy Ltd.	22,488,292	28,675
	Oberoi Realty Ltd.	1,621,147	28,670
	SBI Cards & Payment Services Ltd.	4,129,647	28,174
[1]	Brookfield India Real Estate Trust	8,085,945	27,846
	JK Cement Ltd.	497,157	27,843
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,042,926	27,372
[1]	PNB Housing Finance Ltd.	2,464,852	27,298
	Astral Ltd.	1,658,363	26,841
	Jubilant Foodworks Ltd.	5,254,191	26,590
	Lloyds Metals & Energy Ltd.	1,420,161	26,516
	Computer Age Management Services Ltd.	3,325,280	26,038
	Tata Communications Ltd.	1,553,025	25,968
	Crompton Greaves Consumer Electricals Ltd.	8,930,057	25,838
	Hindustan Copper Ltd.	4,534,087	25,782
[1]	Nippon Life India Asset Management Ltd.	2,400,472	25,703
	Container Corp. of India Ltd.	4,748,800	25,590
	Dr Reddy's Laboratories Ltd. ADR	1,873,980	25,561
	Balkrishna Industries Ltd.	1,116,538	25,544
	JB Chemicals & Pharmaceuticals Ltd.	1,158,863	24,985
	Rail Vikas Nigam Ltd.	7,890,735	24,906
[1]	Aster DM Healthcare Ltd.	3,278,691	24,322
*	Amber Enterprises India Ltd.	285,234	24,248
	Schaeffler India Ltd.	553,408	24,215
	Welspun Corp. Ltd.	1,779,971	23,887
	Indian Railway Catering & Tourism Corp. Ltd.	4,150,577	23,710
	Manappuram Finance Ltd.	7,607,489	23,641
	LIC Housing Finance Ltd.	3,982,894	23,401
	Kalyan Jewellers India Ltd.	5,315,125	23,268
[1]	Bandhan Bank Ltd.	10,967,163	23,212
*	ITC Hotels Ltd.	13,380,070	22,779
	Cholamandalam Financial Holdings Ltd.	1,379,136	22,727
[1]	RBL Bank Ltd.	6,336,315	22,599
	Great Eastern Shipping Co. Ltd.	1,351,046	22,564
	Patanjali Foods Ltd.	4,585,483	22,299
*,1	Krishna Institute of Medical Sciences Ltd.	3,126,997	22,095
	Exide Industries Ltd.	5,755,810	21,965
[1]	Cochin Shipyard Ltd.	1,172,527	21,530
	Tata Elxsi Ltd.	481,071	21,067
	Dalmia Bharat Ltd.	1,035,112	20,860
	Kirloskar Oil Engines Ltd.	1,146,503	20,677
	Kalpataru Projects International Ltd.	1,557,208	20,663
	Adani Total Gas Ltd.	3,061,272	20,575
*,1	SAI Life Sciences Ltd.	1,808,585	20,447
[1]	Gland Pharma Ltd.	1,092,480	20,241
	Karur Vysya Bank Ltd.	6,500,081	20,179
	Linde India Ltd.	259,431	20,087
*	MTAR Technologies Ltd.	291,547	19,943
	Anand Rathi Wealth Ltd.	522,654	19,904
	Angel One Ltd.	6,057,115	19,831
	Apollo Tyres Ltd.	4,546,606	19,650
	Central Depository Services India Ltd.	1,429,217	19,270
	TD Power Systems Ltd.	1,568,543	19,127
	Acutaas Chemicals Ltd.	694,349	19,088
	Himadri Speciality Chemical Ltd.	2,948,554	18,957
	Gujarat Fluorochemicals Ltd.	489,724	18,663

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Bank of India	12,550,839	18,622
	Tata Chemicals Ltd.	2,164,439	18,526
*	Ather Energy Ltd.	1,862,194	18,439
	Redington Ltd.	8,008,374	18,403
	Bharat Dynamics Ltd.	1,268,062	18,333
	Motilal Oswal Financial Services Ltd.	2,095,780	17,782
*	Kaynes Technology India Ltd.	414,085	17,769
	Timken India Ltd.	489,681	17,768
*	Star Health & Allied Insurance Co. Ltd.	3,190,316	17,701
	Neuland Laboratories Ltd.	111,032	17,650
	AIA Engineering Ltd.	420,571	17,577
	Bank of Maharashtra	21,070,074	17,503
[1]	General Insurance Corp. of India	4,211,866	17,497
	Deepak Nitrite Ltd.	948,370	17,476
	Thermax Ltd.	404,100	17,417
	Narayana Hrudayalaya Ltd.	930,334	17,380
	CESC Ltd.	8,711,406	17,322
[1]	Mindspace Business Parks REIT	3,511,927	17,312
	Ajanta Pharma Ltd.	580,163	17,306
	Indraprastha Gas Ltd.	9,776,086	17,188
[1]	IndiGrid Infrastructure Trust	9,405,969	17,070
	KPIT Technologies Ltd.	2,078,401	16,712
	Berger Paints India Ltd.	3,325,729	16,668
	Bharti Hexacom Ltd.	1,032,971	16,634
	Ramco Cements Ltd.	1,680,423	16,621
	ACC Ltd.	1,104,402	16,604
	ZF Commercial Vehicle Control Systems India Ltd.	106,499	16,564
	Housing & Urban Development Corp. Ltd.	7,007,732	16,408
*	Sammaan Capital Ltd.	10,653,679	16,310
*	Wockhardt Ltd.	1,103,492	16,302
	Aarti Industries Ltd.	3,029,815	16,289
	NLC India Ltd.	4,787,323	16,057
[1]	Premier Energies Ltd.	1,481,238	15,980
[1]	Sansera Engineering Ltd.	594,239	15,857
	Indian Renewable Energy Development Agency Ltd.	11,012,181	15,775
*	Poonawalla Fincorp Ltd.	3,542,625	15,662
	Carborundum Universal Ltd.	1,538,011	15,524
*	AWL Agri Business Ltd.	7,436,360	15,447
	KPR Mill Ltd.	1,554,803	15,444
	Escorts Kubota Ltd.	449,416	15,423
	HFCL Ltd.	12,410,034	15,288
	Motherson Sumi Wiring India Ltd.	35,442,177	15,243
*	NTPC Green Energy Ltd.	13,062,538	15,174
	IIFL Finance Ltd.	3,112,703	15,147
[1]	Home First Finance Co. India Ltd.	1,230,630	15,138
	HDB Financial Services Ltd.	2,173,600	15,118
	Brigade Enterprises Ltd.	1,794,631	14,994
	Atul Ltd.	207,917	14,988
[1]	L&T Technology Services Ltd.	386,613	14,879
	Data Patterns India Ltd.	341,743	14,769
[1]	Dr Lal PathLabs Ltd.	1,018,300	14,743
	Kfin Technologies Ltd.	1,545,973	14,718
	GlaxoSmithKline Pharmaceuticals Ltd.	595,668	14,711
	Usha Martin Ltd.	3,064,957	14,683
	United Breweries Ltd.	947,562	14,612
	Granules India Ltd.	1,971,091	14,605
	Aptus Value Housing Finance India Ltd.	5,271,243	14,553
	Piramal Pharma Ltd.	8,294,585	14,219
	City Union Bank Ltd.	4,955,519	14,171
	Kajaria Ceramics Ltd.	1,124,256	14,135
	Tata Technologies Ltd.	2,291,098	14,102
	Tata Investment Corp. Ltd.	1,847,712	14,048
	Natco Pharma Ltd.	1,203,822	13,960
	NBCC India Ltd.	14,202,854	13,814
	Global Health Ltd.	1,166,403	13,789
	Nuvama Wealth Management Ltd.	981,646	13,766
	Godfrey Phillips India Ltd.	573,190	13,664
	Force Motors Ltd.	64,220	13,551
	Amara Raja Energy & Mobility Ltd.	1,454,731	13,449
*	Jaiprakash Power Ventures Ltd.	64,000,677	13,388

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	JSW Infrastructure Ltd.	4,591,982	13,237
	Sagility Ltd.	29,773,133	13,180
	Five-Star Business Finance Ltd.	2,588,113	13,149
	Castrol India Ltd.	6,694,489	13,062
	Elgi Equipments Ltd.	2,222,181	13,038
	HBL Engineering Ltd.	1,538,689	13,017
	TVS Holdings Ltd.	86,371	12,998
	Sundram Fasteners Ltd.	1,447,851	12,983
[1]	Syngene International Ltd.	2,615,711	12,952
	CRISIL Ltd.	282,752	12,861
	3M India Ltd.	36,177	12,729
	Craftsman Automation Ltd.	156,150	12,725
*	Onesource Specialty Pharma Ltd.	689,229	12,666
	Nava Ltd.	1,803,829	12,627
	Aegis Logistics Ltd.	1,701,817	12,612
*	Inox Wind Ltd.	11,652,217	12,501
*	Reliance Power Ltd.	40,945,546	12,485
	Garden Reach Shipbuilders & Engineers Ltd.	400,216	12,437
	PG Electroplast Ltd.	2,176,036	12,347
	IRB Infrastructure Developers Ltd.	53,843,964	12,300
	Emami Ltd.	2,600,311	12,237
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	901,965	12,092
[1]	Endurance Technologies Ltd.	488,684	12,077
	Zee Entertainment Enterprises Ltd.	12,703,849	12,075
*	Bajaj Housing Finance Ltd.	12,977,685	11,992
	Gujarat State Petronet Ltd.	3,969,670	11,975
[2]	Wipro Ltd. ADR	5,738,189	11,706
*	Affle 3i Ltd.	776,956	11,696
*	Sterlite Technologies Ltd.	3,731,309	11,674
	UTI Asset Management Co. Ltd.	1,136,479	11,425
	CCL Products India Ltd.	949,281	11,423
*	EID Parry India Ltd.	1,264,489	11,305
	Whirlpool of India Ltd.	1,074,764	11,224
*	Ola Electric Mobility Ltd.	28,746,564	11,126
	Zen Technologies Ltd.	624,436	11,090
*	PVR Inox Ltd.	977,859	11,046
	Aditya Birla Real Estate Ltd.	696,329	10,956
*	Cartrade Tech Ltd.	633,964	10,898
	KEC International Ltd.	1,817,421	10,779
*	Inventurus Knowledge Solutions Ltd.	616,414	10,777
[1]	PowerGrid Infrastructure Investment Trust	10,957,620	10,773
	Cyient Ltd.	1,162,121	10,746
	Voltamp Transformers Ltd.	86,190	10,724
	Aditya Birla Sun Life Asset Management Co. Ltd.	991,700	10,659
*	PTC Industries Ltd.	62,248	10,584
	Ceat Ltd.	289,526	10,577
	Syrma SGS Technology Ltd.	1,034,626	10,512
	Godawari Power & Ispat Ltd.	3,314,959	10,409
	Grindwell Norton Ltd.	624,739	10,387
	Can Fin Homes Ltd.	1,129,266	10,350
	Asahi India Glass Ltd.	1,158,446	10,238
*	CreditAccess Grameen Ltd.	735,855	10,112
*	Go Digit General Insurance Ltd.	3,079,745	10,070
	BEML Ltd.	526,420	10,052
	Authum Investment & Infrastucture Ltd.	2,003,707	10,031
	Hexaware Technologies Ltd.	2,093,721	9,933
	Honeywell Automation India Ltd.	30,295	9,927
	Engineers India Ltd.	3,710,282	9,894
	Netweb Technologies India Ltd.	229,513	9,884
	VA Tech Wabag Ltd.	616,129	9,852
	Anant Raj Ltd.	1,889,759	9,770
	NCC Ltd.	5,614,653	9,748
	Triveni Turbine Ltd.	1,600,500	9,710
*	Cohance Lifesciences Ltd.	1,898,652	9,706
	Firstsource Solutions Ltd.	4,274,240	9,686
	Gujarat Gas Ltd.	2,404,594	9,681
	Chambal Fertilisers & Chemicals Ltd.	2,084,393	9,638
	Gabriel India Ltd.	885,463	9,631
	Tilaknagar Industries Ltd.	1,952,756	9,613
*	Prime Focus Ltd.	2,885,849	9,522

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Techno Electric & Engineering Co. Ltd.	690,539	9,397
	LMW Ltd.	60,804	9,362
	Strides Pharma Science Ltd.	850,688	9,359
*	Schneider Electric Infrastructure Ltd.	710,653	9,355
	Finolex Cables Ltd.	891,307	9,339
	Mahanagar Gas Ltd.	775,586	9,316
	Vardhman Textiles Ltd.	1,424,659	9,264
[1]	IndiaMart InterMesh Ltd.	415,700	9,263
[1]	IRB InvIT Fund	14,492,819	9,256
	Jubilant Pharmova Ltd.	939,993	9,239
*	Medplus Health Services Ltd.	996,372	9,200
	Edelweiss Financial Services Ltd.	7,593,010	9,193
	Arvind Ltd.	2,158,658	9,126
	Sobha Ltd.	599,518	9,102
	Gujarat Mineral Development Corp. Ltd.	1,148,860	8,944
	CIE Automotive India Ltd.	1,781,635	8,942
	Titagarh Rail System Ltd.	1,092,968	8,913
	EIH Ltd.	2,626,797	8,889
*	Azad Engineering Ltd.	385,271	8,840
	Birlasoft Ltd.	2,245,506	8,794
	Shyam Metalics & Energy Ltd.	948,838	8,763
	eClerx Services Ltd.	576,186	8,721
	Balrampur Chini Mills Ltd.	1,567,943	8,628
	Zensar Technologies Ltd.	1,581,813	8,614
*,1	Eris Lifesciences Ltd.	615,924	8,608
*,1	Lemon Tree Hotels Ltd.	6,894,183	8,590
	Bayer CropScience Ltd.	167,829	8,451
	Tamilnad Mercantile Bank Ltd.	1,074,885	8,410
	SJVN Ltd.	10,043,654	8,409
	LT Foods Ltd.	1,830,012	8,374
	Capri Global Capital Ltd.	4,246,373	8,363
	Gillette India Ltd.	99,209	8,349
	Intellect Design Arena Ltd.	1,053,832	8,329
*	Aavas Financiers Ltd.	562,588	8,239
	Avanti Feeds Ltd.	554,685	8,165
	Jubilant Ingrevia Ltd.	1,081,848	8,146
[1]	Paradeep Phosphates Ltd.	5,955,886	8,145
	V-Guard Industries Ltd.	2,319,960	8,116
[1]	IRCON International Ltd.	5,009,537	8,115
[1]	Indian Energy Exchange Ltd.	6,125,755	8,097
*	Jyoti CNC Automation Ltd.	1,018,645	8,078
	Kirloskar Pneumatic Co. Ltd.	506,561	8,066
	Rainbow Children's Medicare Ltd.	604,025	8,025
*	Indian Overseas Bank	21,578,309	8,011
	Shaily Engineering Plastics Ltd.	298,335	7,994
*	Aditya Birla Lifestyle Brands Ltd.	7,284,494	7,938
	Shriram Pistons & Rings Ltd.	213,485	7,887
	Jammu & Kashmir Bank Ltd.	5,754,065	7,856
*,1	Ujjivan Small Finance Bank Ltd.	13,013,307	7,801
*	Devyani International Ltd.	5,860,690	7,740
	JSW Dulux Ltd.	248,103	7,738
	Chennai Petroleum Corp. Ltd.	644,910	7,704
[1]	Metropolis Healthcare Ltd.	1,514,703	7,651
	JK Tyre & Industries Ltd.	1,770,791	7,642
	JM Financial Ltd.	5,183,916	7,630
	Gravita India Ltd.	441,188	7,626
	Astra Microwave Products Ltd.	640,481	7,624
	Vijaya Diagnostic Centre Ltd.	637,162	7,624
	PCBL Chemical Ltd.	2,459,564	7,576
	Sarda Energy & Minerals Ltd.	1,206,657	7,562
	Shipping Corp. of India Ltd.	2,344,609	7,554
	RR Kabel Ltd.	453,822	7,554
	Ratnamani Metals & Tubes Ltd.	268,832	7,514
	Metro Brands Ltd.	692,435	7,507
	Poly Medicure Ltd.	468,202	7,498
	South Indian Bank Ltd.	17,908,449	7,482
*	Aadhar Housing Finance Ltd.	1,444,909	7,478
*	BlackBuck Ltd.	1,286,240	7,462
	KSB Ltd.	719,560	7,459
	Sun TV Network Ltd.	1,164,646	7,458

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Belrise Industries Ltd.	3,301,945	7,454
	Time Technoplast Ltd.	3,629,903	7,414
	Afcons Infrastructure Ltd.	2,045,579	7,366
	Sumitomo Chemical India Ltd.	1,652,328	7,338
	Jindal Saw Ltd.	3,089,258	7,288
	Olectra Greentech Ltd.	549,522	7,256
	Praj Industries Ltd.	1,666,450	7,189
	HEG Ltd.	1,135,370	7,146
	PTC India Ltd.	3,228,258	7,108
	Karnataka Bank Ltd.	2,495,990	7,094
	Zydus Wellness Ltd.	1,313,263	7,050
*	NMDC Steel Ltd.	15,501,363	7,010
	Century Plyboards India Ltd.	825,497	6,969
	Swan Corp. Ltd.	1,944,135	6,898
	Ramkrishna Forgings Ltd.	1,087,089	6,884
*	Hindustan Construction Co. Ltd.	28,979,257	6,789
	Supreme Petrochem Ltd.	847,609	6,786
*	Gokaldas Exports Ltd.	902,390	6,783
*	Sapphire Foods India Ltd.	3,094,865	6,731
	Chalet Hotels Ltd.	838,798	6,710
	Graphite India Ltd.	892,984	6,676
	Bata India Ltd.	865,358	6,567
*	Honasa Consumer Ltd.	1,809,064	6,538
	Vesuvius India Ltd.	1,182,749	6,503
	CMS Info Systems Ltd.	2,060,872	6,330
	Kirloskar Brothers Ltd.	345,839	6,326
	Alembic Pharmaceuticals Ltd.	785,700	6,278
	Finolex Industries Ltd.	3,406,242	6,238
	Procter & Gamble Health Ltd.	112,910	6,225
*	IFCI Ltd.	9,953,018	6,202
	IDBI Bank Ltd.	7,702,100	6,195
*	Godrej Industries Ltd.	605,880	6,143
	Sudarshan Chemical Industries Ltd.	634,849	6,139
	Knowledge Realty Trust	4,883,339	6,139
*	Nazara Technologies Ltd.	2,192,251	6,119
	JK Lakshmi Cement Ltd.	895,403	6,105
	Pricol Ltd.	1,005,513	6,093
	DCM Shriram Ltd.	468,298	6,073
	Sonata Software Ltd.	2,240,947	6,068
	BASF India Ltd.	157,238	6,053
	Cemindia Projects Ltd.	698,769	6,038
	Bikaji Foods International Ltd.	842,545	6,027
	Tega Industries Ltd.	340,509	5,999
	Doms Industries Ltd.	246,667	5,994
	Marksans Pharma Ltd.	3,053,396	5,985
	Prudent Corporate Advisory Services Ltd.	198,586	5,937
*	Tbo Tek Ltd.	446,431	5,937
	Elecon Engineering Co. Ltd.	1,101,199	5,917
*	BrainBees Solutions Ltd.	2,328,428	5,911
	Gujarat Pipavav Port Ltd.	3,574,112	5,890
	AstraZeneca Pharma India Ltd.	67,650	5,883
[1]	KPI Green Energy Ltd.	1,237,402	5,869
	SKF India Ltd.	322,567	5,864
	Minda Corp. Ltd.	1,059,913	5,843
	Care Ratings Ltd.	329,200	5,821
	Kansai Nerolac Paints Ltd.	2,766,749	5,770
	Clean Science & Technology Ltd.	662,064	5,746
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,145,333	5,685
*	SBFC Finance Ltd.	5,756,426	5,629
	Welspun Living Ltd.	4,096,055	5,628
[1]	New India Assurance Co. Ltd.	3,286,271	5,581
	Gujarat State Fertilizers & Chemicals Ltd.	3,082,344	5,561
	IIFL Capital Services Ltd.	1,665,325	5,531
*,1	Equitas Small Finance Bank Ltd.	7,648,347	5,405
	Aarti Pharmalabs Ltd.	683,494	5,359
*	Rategain Travel Technologies Ltd.	837,341	5,344
	Garware Hi-Tech Films Ltd.	123,705	5,249
*	Le Travenues Technology Ltd.	2,944,665	5,247
	Transformers & Rectifiers India Ltd.	1,476,311	5,243
	Trident Ltd.	18,961,082	5,232

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Arvind Fashions Ltd.	1,086,789	5,093
	TSF Investments Ltd.	1,191,689	5,089
	Shilpa Medicare Ltd.	1,178,666	5,076
	Happiest Minds Technologies Ltd.	1,283,771	5,074
	Central Bank of India Ltd.	13,047,023	5,042
	Mahindra Lifespace Developers Ltd.	1,399,769	5,040
*	Bajaj Consumer Care Ltd.	1,042,301	4,971
	Archean Chemical Industries Ltd.	767,831	4,932
	Fine Organic Industries Ltd.	100,131	4,903
*	Eureka Forbes Ltd.	927,788	4,901
	Caplin Point Laboratories Ltd.	270,314	4,895
	Mangalore Refinery & Petrochemicals Ltd.	2,742,844	4,861
	Vinati Organics Ltd.	346,244	4,856
*	Aditya Birla Fashion & Retail Ltd.	7,055,002	4,811
	Triveni Engineering & Industries Ltd.	1,095,663	4,771
	Maharashtra Scooters Ltd.	36,726	4,762
	Power Mech Projects Ltd.	180,273	4,747
	GHCL Ltd.	882,173	4,740
	Action Construction Equipment Ltd.	499,998	4,706
*	India Cements Ltd.	1,119,775	4,689
	Sanofi India Ltd.	129,734	4,669
	Jupiter Wagons Ltd.	1,550,334	4,652
*	Websol Energy System Ltd.	3,951,350	4,630
	DCB Bank Ltd.	2,333,390	4,629
	EPL Ltd.	1,905,345	4,559
	Shakti Pumps India Ltd.	755,517	4,519
[1]	Tejas Networks Ltd.	1,026,949	4,512
*	Sanofi Consumer Healthcare India Ltd.	88,720	4,466
	Safari Industries India Ltd.	295,740	4,422
	Blue Dart Express Ltd.	75,884	4,389
	Concord Biotech Ltd.	361,053	4,368
	Jyothy Labs Ltd.	1,551,365	4,366
	Mrs Bectors Food Specialities Ltd.	2,093,875	4,354
[1]	Godrej Agrovet Ltd.	690,228	4,350
*	Borosil Renewables Ltd.	814,251	4,324
*	Nuvoco Vistas Corp. Ltd.	1,370,777	4,310
	Jupiter Life Line Hospitals Ltd.	332,671	4,308
	Tanla Platforms Ltd.	791,251	4,305
	Genus Power Infrastructures Ltd.	1,301,294	4,305
	ISGEC Heavy Engineering Ltd.	370,654	4,265
*	GMR Power & Urban Infra Ltd.	3,701,554	4,186
*	Restaurant Brands Asia Ltd.	6,038,432	4,177
	Railtel Corp. of India Ltd.	1,208,534	4,158
	RITES Ltd.	1,777,189	4,129
	Suprajit Engineering Ltd.	931,555	4,091
	BLS International Services Ltd.	1,380,983	4,076
	Westlife Foodworld Ltd.	809,452	4,068
*	SignatureGlobal India Ltd.	440,212	4,050
	JK Paper Ltd.	1,036,943	3,950
*	RattanIndia Power Ltd.	35,881,388	3,858
	ION Exchange India Ltd.	917,222	3,851
	JBM Auto Ltd.	568,254	3,802
	Garware Technical Fibres Ltd.	581,345	3,779
	Vedant Fashions Ltd.	832,971	3,764
	Birla Corp. Ltd.	387,811	3,733
*	Sterling & Wilson Renewable	1,678,234	3,719
	Newgen Software Technologies Ltd.	691,756	3,709
	Paisalo Digital Ltd.	6,941,498	3,676
	Rhi Magnesita India Ltd.	858,679	3,664
	Bombay Burmah Trading Co.	230,324	3,659
	Mastek Ltd.	198,396	3,560
	Maharashtra Seamless Ltd.	524,617	3,549
*	VIP Industries Ltd.	1,127,950	3,536
	KRBL Ltd.	892,931	3,465
	Electrosteel Castings Ltd.	3,950,273	3,433
	Rain Industries Ltd.	2,556,372	3,416
	GMM Pfaudler Ltd.	356,833	3,412
	PNC Infratech Ltd.	1,493,424	3,384
*,3	Reliance Infrastructure Ltd.	4,018,404	3,366
*	AvenuesAI Ltd.	23,087,926	3,364

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Alkyl Amines Chemicals	209,166	3,360
	Cera Sanitaryware Ltd.	59,759	3,323
*	V-Mart Retail Ltd.	504,508	3,296
	Campus Activewear Ltd.	1,252,981	3,287
*,3	Embassy Developments Ltd.	6,680,394	3,281
	Saregama India Ltd.	903,216	3,275
*	Shree Renuka Sugars Ltd.	10,516,390	3,248
	Texmaco Rail & Engineering Ltd.	2,840,793	3,172
*	Tata Teleservices Maharashtra Ltd.	6,966,273	3,168
	Rallis India Ltd.	1,111,200	3,128
*	Valor Estate Ltd.	2,827,197	3,114
	Anup Engineering Ltd.	142,255	3,109
	G R Infraprojects Ltd.	312,706	3,103
	NIIT Learning Systems Ltd.	917,739	3,044
	Relaxo Footwears Ltd.	956,381	3,024
	AurionPro Solutions Ltd.	324,842	2,995
	Orient Electric Ltd.	1,502,704	2,938
	TTK Prestige Ltd.	534,583	2,853
*	Network18 Media & Investments Ltd.	7,805,450	2,847
	Gateway Distriparks Ltd.	4,671,257	2,838
[1]	Dilip Buildcon Ltd.	574,868	2,823
*	Sheela Foam Ltd.	510,626	2,759
*	Raymond Lifestyle Ltd.	324,440	2,743
*	TVS Supply Chain Solutions Ltd.	2,187,677	2,652
	Cello World Ltd.	599,578	2,649
	Galaxy Surfactants Ltd.	133,613	2,627
	NOCIL Ltd.	1,351,301	2,570
*	Alok Industries Ltd.	17,390,159	2,547
	KNR Constructions Ltd.	1,918,782	2,540
	Bajaj Electricals Ltd.	584,646	2,453
*	Ashoka Buildcon Ltd.	1,703,300	2,427
*	Chemplast Sanmar Ltd.	997,953	2,409
	Kaveri Seed Co. Ltd.	227,959	2,332
	Thomas Cook India Ltd.	2,246,665	2,229
*	Raymond Ltd.	440,433	2,180
*	Zaggle Prepaid Ocean Services Ltd.	833,023	2,124
*	TeamLease Services Ltd.	160,670	2,092
	Balaji Amines Ltd.	145,034	2,051
	Symphony Ltd.	221,867	1,986
*	Jai Balaji Industries Ltd.	2,382,165	1,976
*	Sun Pharma Advanced Research Co. Ltd.	1,225,907	1,856
	Polyplex Corp. Ltd.	185,111	1,854
	Pfizer Ltd.	35,051	1,748
*	Just Dial Ltd.	311,676	1,730
	Vaibhav Global Ltd.	748,671	1,724
*	Rajesh Exports Ltd.	1,280,152	1,622
*	JSW Holdings Ltd.	11,955	1,577
[1]	Quess Corp. Ltd.	750,387	1,573
	Route Mobile Ltd.	218,313	1,221
	Orient Cement Ltd.	763,819	1,161
*	Allcargo Logistics Ltd.	10,235,100	1,047
*,3	Allcargo Worldwide Ltd.	3,658,570	897
*	Genus Prime Infra Ltd.	218,509	62
			26,111,360
Indonesia (1.0%)
	Bank Central Asia Tbk. PT	680,750,850	230,802
	Bank Rakyat Indonesia Persero Tbk. PT	918,003,560	158,810
	Bank Mandiri Persero Tbk. PT	602,493,750	153,305
	Telkom Indonesia Persero Tbk. PT	606,252,152	99,173
	Astra International Tbk. PT	281,011,881	97,353
*	Amman Mineral Internasional PT	168,328,400	49,672
*	Dian Swastatika Sentosa Tbk. PT	423,587,500	39,680
	Bank Negara Indonesia Persero Tbk. PT	167,368,752	36,061
*	Bumi Resources Minerals Tbk. PT	735,967,825	34,273
*	GoTo Gojek Tokopedia Tbk. PT Class A	10,964,257,900	34,234
	United Tractors Tbk. PT	19,668,127	33,047
*	Bumi Resources Tbk. PT	2,246,094,895	31,237
*	Merdeka Copper Gold Tbk. PT	166,569,600	31,171
*	Barito Pacific Tbk. PT	286,965,625	30,490

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Indofood Sukses Makmur Tbk. PT	60,885,108	23,751
	Charoen Pokphand Indonesia Tbk. PT	101,607,723	23,547
	Aneka Tambang Tbk.	103,947,110	22,558
	Sumber Alfaria Trijaya Tbk. PT	280,788,100	21,488
	Alamtri Resources Indonesia Tbk. PT	128,845,279	18,791
	Indah Kiat Pulp & Paper Tbk. PT	32,403,568	18,319
	Adaro Andalan Indonesia PT	26,677,500	17,866
*	Petrindo Jaya Kreasi Tbk. PT	234,104,830	16,280
	Perusahaan Gas Negara Persero Tbk. PT	123,358,879	13,878
	Kalbe Farma Tbk. PT	259,666,384	13,017
	Indofood CBP Sukses Makmur Tbk. PT	32,115,347	12,596
	XLSMART Telecom Sejahtera Tbk. PT	65,210,408	11,082
	Elang Mahkota Teknologi Tbk. PT	229,313,600	10,958
	Vale Indonesia Tbk. PT	24,234,330	9,616
	Alamtri Minerals Indonesia Tbk. PT	89,575,699	9,593
	Medco Energi Internasional Tbk. PT	86,683,242	8,790
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,471,500	8,748
	Indosat Tbk. PT	72,012,000	8,311
*	Japfa Comfeed Indonesia Tbk. PT	54,801,000	7,864
	Bukit Asam Persero Tbk. PT	47,367,744	7,860
	Mitra Adiperkasa Tbk. PT	109,479,226	7,706
	Trimegah Bangun Persada Tbk. PT	127,110,900	7,683
	AKR Corporindo Tbk. PT	80,642,825	7,377
	Mitra Keluarga Karyasehat Tbk. PT	64,978,772	7,238
	Unilever Indonesia Tbk. PT	80,686,255	7,166
	Sarana Menara Nusantara Tbk. PT	248,416,300	6,829
	Medikaloka Hermina Tbk. PT	102,314,499	6,797
	Dayamitra Telekomunikasi PT	221,164,600	6,592
	Timah Tbk. PT	29,742,074	6,172
*	Bukalapak.com PT Tbk.	665,867,000	5,742
	Gudang Garam Tbk. PT	6,114,130	5,663
*	MNC Digital Entertainment Tbk. PT	120,815,025	5,589
	Semen Indonesia Persero Tbk. PT	46,413,407	5,376
	Indo Tambangraya Megah Tbk. PT	3,346,180	5,154
*	Bank Tabungan Negara Persero Tbk. PT	65,031,756	5,104
	Cisarua Mountain Dairy PT Tbk.	20,814,132	5,090
*	Bank Jago Tbk. PT	66,960,800	5,058
	Bank Syariah Indonesia Persero Tbk. PT	46,310,590	4,756
	Ciputra Development Tbk. PT	117,647,850	4,693
*	ESSA Industries Indonesia Tbk. PT	92,851,345	4,693
	Mayora Indah Tbk. PT	46,994,500	4,633
	Map Aktif Adiperkasa PT	116,945,500	4,132
	Indocement Tunggal Prakarsa Tbk. PT	13,708,197	4,127
	Jasa Marga Persero Tbk. PT	23,010,604	3,941
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	3,751
	BFI Finance Indonesia Tbk. PT	80,831,000	3,737
	Pakuwon Jati Tbk. PT	192,061,467	3,507
	Avia Avian Tbk. PT	143,770,100	3,210
	Bank Pan Indonesia Tbk. PT	46,789,000	2,760
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	90,747,700	2,616
	PT Tower Bersama Infrastructure Tbk.	24,866,921	2,510
	Summarecon Agung Tbk. PT	135,431,708	2,426
	Astra Agro Lestari Tbk. PT	5,081,013	2,377
*	Lippo Karawaci Tbk. PT	429,906,288	2,042
*	Bumi Serpong Damai Tbk. PT	45,634,001	2,035
	Surya Citra Media Tbk. PT	132,127,255	1,910
	Aspirasi Hidup Indonesia Tbk. PT	92,148,456	1,907
*	Siloam International Hospitals Tbk. PT	13,179,910	1,904
*	Bank Neo Commerce Tbk. PT	97,145,305	1,722
	Bank BTPN Syariah Tbk. PT	26,474,400	1,531
*	Panin Financial Tbk. PT	100,270,731	1,405
	MDS Retailing Tbk. PT	14,640,811	1,380
*	Media Nusantara Citra Tbk. PT	83,408,924	1,168
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	17,694,830	890
*,3	Waskita Karya Persero Tbk. PT	255,000,319	—
			1,526,320
Kuwait (0.7%)
	Kuwait Finance House KSCP	182,864,079	469,835
	National Bank of Kuwait SAKP	119,509,407	334,392

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Boubyan Bank KSCP	26,181,252	57,865
	Mobile Telecommunications Co. KSCP	30,881,177	57,249
	Gulf Bank KSCP	32,070,867	35,408
	Warba Bank KSCP	32,290,645	30,602
	Mabanee Co. KPSC	9,289,047	30,381
	National Industries Group Holding SAK	26,846,634	22,653
	Al Ahli Bank of Kuwait KSCP	21,667,812	19,682
*	Kuwait Real Estate Co. KSC	12,645,567	14,312
	Boursa Kuwait Securities Co. KPSC	1,477,764	13,553
	Kuwait International Bank KSCP	15,142,114	13,403
	Commercial Real Estate Co. KSC	19,406,265	12,161
	Kuwait Telecommunications Co.	5,454,284	11,485
	Boubyan Petrochemicals Co. KSCP	5,199,358	10,386
	Agility Public Warehousing Co. KSCC	21,818,600	10,237
	Humansoft Holding Co. KSC	1,251,138	9,776
	Burgan Bank SAK	14,905,551	9,743
	Gulf Cables & Electrical Industries Group Co. KSCP	1,459,521	9,194
	Salhia Real Estate Co. KSCP	6,096,639	7,827
*	Kuwait Projects Co. Holding KSCP	26,277,044	7,241
*	National Real Estate Co. KPSC	14,652,343	4,869
*	Jazeera Airways Co. KSCP	574,883	3,108
			1,195,362
Malaysia (1.8%)
	Malayan Banking Bhd.	104,509,572	291,857
	Public Bank Bhd.	202,118,990	238,336
	Tenaga Nasional Bhd.	62,105,751	227,617
	CIMB Group Holdings Bhd.	115,546,608	223,145
	Press Metal Aluminium Holdings Bhd.	51,706,740	112,370
	IHH Healthcare Bhd.	42,778,835	95,033
	Gamuda Bhd.	71,900,734	80,232
	SD Guthrie Bhd.	50,622,079	79,032
	AMMB Holdings Bhd.	38,564,845	59,757
	Petronas Gas Bhd.	13,256,663	59,444
	RHB Bank Bhd.	28,646,900	58,740
	MISC Bhd.	27,778,996	58,609
	Petronas Chemicals Group Bhd.	38,504,612	57,469
	Sunway Bhd.	37,080,800	50,216
	Hong Leong Bank Bhd.	8,527,072	47,821
	IOI Corp. Bhd.	39,649,190	43,114
	Celcomdigi Bhd.	53,296,633	40,284
	Kuala Lumpur Kepong Bhd.	7,104,057	37,962
	Axiata Group Bhd.	62,068,249	36,754
	Maxis Bhd.	39,690,160	34,933
	YTL Power International Bhd.	35,980,840	34,665
	Dialog Group Bhd.	59,346,260	33,960
	Sime Darby Bhd.	56,000,936	30,522
	Telekom Malaysia Bhd.	15,913,178	30,008
	TIME dotCom Bhd.	19,551,980	29,746
	United Plantations Bhd.	3,633,100	29,043
	IJM Corp. Bhd.	45,861,534	27,922
	KPJ Healthcare Bhd.	33,025,800	27,716
	YTL Corp. Bhd.	52,818,920	27,203
	PPB Group Bhd.	8,344,860	24,227
	Petronas Dagangan Bhd.	4,677,507	23,824
	IOI Properties Group Bhd.	22,367,300	23,409
	Nestle Malaysia Bhd.	852,457	23,296
	IGB REIT	29,860,600	21,884
	QL Resources Bhd.	22,555,245	21,584
	Frontken Corp. Bhd.	20,010,550	21,356
	Inari Amertron Bhd.	42,489,700	21,247
	Sime Darby Property Bhd.	59,132,855	21,167
	Westports Holdings Bhd.	14,380,800	20,658
[1]	MR DIY Group M Bhd.	46,739,950	19,685
	Bursa Malaysia Bhd.	8,774,700	18,894
	Genting Bhd.	28,500,624	18,480
	99 Speed Mart Retail Holdings Bhd.	20,058,500	17,457
	Fraser & Neave Holdings Bhd.	2,200,900	17,352
	Sunway REIT	25,888,800	16,041
	Zetrix Ai Bhd.	73,435,800	15,208

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Alliance Bank Malaysia Bhd.	12,795,524	15,033
*	Sunway Healthcare Holdings Bhd.	29,027,690	13,814
	Yinson Holdings Bhd.	25,516,040	13,781
	Top Glove Corp. Bhd.	70,748,990	12,920
	Axis REIT	23,804,800	12,054
*	Tanco Holdings Bhd.	30,432,380	11,958
	ViTrox Corp. Bhd.	8,592,900	11,816
	Kelington Group Bhd.	7,559,439	11,389
	Sunway Construction Group Bhd.	6,429,300	11,086
	Genting Malaysia Bhd.	21,500,937	10,724
	Heineken Malaysia Bhd.	1,844,773	10,629
	SP Setia Bhd. Group	40,186,145	10,555
	Pavilion REIT	23,304,600	10,512
	Malayan Cement Bhd.	5,900,800	10,333
	Farm Fresh Bhd.	15,639,401	10,015
	Malaysian Pacific Industries Bhd.	1,056,700	9,784
	Gas Malaysia Bhd.	6,364,600	8,660
	ITMAX System Bhd.	6,974,400	8,523
	Eco World Development Group Bhd.	16,161,800	8,404
	Carlsberg Brewery Malaysia Bhd.	1,905,409	7,985
*	Greatech Technology Bhd.	13,155,700	7,969
	Malakoff Corp. Bhd.	34,948,200	7,527
	Scientex Bhd.	7,777,100	7,409
*	Pentamaster Corp. Bhd.	6,672,850	6,721
	Mah Sing Group Bhd.	23,241,134	6,463
*	UWC Bhd.	4,901,500	6,051
	Mega First Corp. Bhd.	7,530,000	5,883
	MBSB Bhd.	32,367,600	5,593
*	Hartalega Holdings Bhd.	19,681,010	5,568
	Bank Islam Malaysia Bhd.	9,273,550	5,469
	Velesto Energy Bhd.	60,415,127	5,170
	Bumi Armada Bhd.	46,818,528	4,732
	Kossan Rubber Industries Bhd.	16,558,200	4,588
	CTOS Digital Bhd.	22,037,100	3,948
	Hibiscus Petroleum Bhd.	6,653,920	3,695
	DRB-Hicom Bhd.	11,114,900	3,308
	UEM Sunrise Bhd.	18,580,600	3,032
	Syarikat Takaful Malaysia Keluarga Bhd.	3,552,900	2,974
	Sports Toto Bhd.	8,720,960	2,972
	Bermaz Auto Bhd.	12,412,200	2,957
	Cahya Mata Sarawak Bhd.	9,231,800	2,899
*	Malaysian Resources Corp. Bhd.	28,642,700	2,568
*	Berjaya Corp. Bhd.	37,977,259	2,494
	Nationgate Holdings Bhd.	12,949,610	2,429
*	Dagang NeXchange Bhd.	31,529,500	2,402
	Padini Holdings Bhd.	6,417,055	2,376
	British American Tobacco Malaysia Bhd.	1,425,934	2,221
	VS Industry Bhd.	40,365,056	2,145
*	WCT Holdings Bhd.	15,703,764	1,882
*	Supermax Corp. Bhd.	21,270,574	1,689
*	D&O Green Technologies Bhd.	7,700,200	919
			2,895,307
Mexico (2.2%)
	Grupo Financiero Banorte SAB de CV	39,976,240	434,078
	Grupo Mexico SAB de CV Class B	39,534,041	432,717
	America Movil SAB de CV Class B	217,512,256	289,004
	Fomento Economico Mexicano SAB de CV	24,158,523	285,515
	Cemex SAB de CV	210,171,654	258,075
	Wal-Mart de Mexico SAB de CV	70,523,037	222,326
	Arca Continental SAB de CV	12,133,239	145,771
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,665,258	142,117
*	Industrias Penoles SAB de CV	2,604,531	131,311
	Prologis Property Mexico SA de CV	15,070,026	68,955
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,233,276	68,057
	Fibra Uno Administracion SA de CV	38,293,202	65,742
	Coca-Cola Femsa SAB de CV	6,423,087	65,067
	Grupo Financiero Inbursa SAB de CV	24,645,930	60,668
	Grupo Bimbo SAB de CV Class A	16,782,043	57,143
	Grupo Carso SAB de CV	7,487,459	56,926

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,799,068	50,419
	Kimberly-Clark de Mexico SAB de CV Class A	21,560,332	48,753
	Corp. Inmobiliaria Vesta SAB de CV	11,713,683	41,695
	Gentera SAB de CV	14,937,544	39,130
	Megacable Holdings SAB de CV	11,142,297	39,005
	Gruma SAB de CV Class B	2,228,577	38,676
	Promotora y Operadora de Infraestructura SAB de CV	2,407,834	38,126
	Fibra MTY SAPI de CV	41,326,591	35,629
[1]	Banco del Bajio SA	11,119,635	34,807
	Sigma Foods SAB de CV Class A	34,537,441	32,721
	Regional SAB de CV	3,510,628	29,583
[1]	FIBRA Macquarie Mexico	11,163,384	27,665
	Qualitas Controladora SAB de CV	2,747,452	27,400
	GCC SAB de CV	2,301,107	27,189
	Grupo Comercial Chedraui SA de CV	4,007,371	23,466
	Alsea SAB de CV	6,801,717	20,021
	Grupo Televisa SAB	31,741,495	18,098
	Bolsa Mexicana de Valores SAB de CV	7,772,675	17,509
*	Alpek SAB de CV Class A	23,043,481	16,489
	El Puerto de Liverpool SAB de CV	2,693,830	15,952
*	Orbia Advance Corp. SAB de CV	11,856,523	14,192
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,655,349	9,462
	Genomma Lab Internacional SAB de CV Class B	9,370,868	8,841
	La Comer SAB de CV	3,276,492	7,446
*,1	Nemak SAB de CV	37,402,594	7,044
	Becle SAB de CV	6,550,283	5,276
*,1	Grupo Traxion SAB de CV Class A	5,842,134	3,478
			3,461,544
Philippines (0.4%)
	International Container Terminal Services Inc.	15,098,341	174,985
	BDO Unibank Inc.	31,646,356	59,177
	SM Prime Holdings Inc.	139,876,378	43,285
	Bank of the Philippine Islands	26,391,641	38,425
	Ayala Corp.	4,029,760	30,640
	Manila Electric Co.	2,795,213	29,659
	Metropolitan Bank & Trust Co.	25,333,035	27,626
	PLDT Inc.	1,337,644	27,289
	Ayala Land Inc.	92,653,127	22,797
	JG Summit Holdings Inc.	38,848,268	17,151
	Jollibee Foods Corp.	6,476,539	16,756
	AREIT Inc.	19,940,800	12,811
	Universal Robina Corp.	12,136,471	12,056
	Aboitiz Power Corp.	16,212,600	12,003
	Globe Telecom Inc.	427,974	11,479
	RL Commercial REIT Inc.	97,546,737	10,955
	Manila Water Co. Inc.	13,739,300	9,844
	GT Capital Holdings Inc.	1,266,212	9,739
	Puregold Price Club Inc.	13,544,156	9,476
	Century Pacific Food Inc.	17,400,787	8,084
	DMCI Holdings Inc.	47,246,297	7,358
	Converge Information & Communications Technology Solutions Inc.	33,590,500	6,947
	LT Group Inc.	26,783,950	6,537
[1]	Monde Nissin Corp.	58,950,500	6,523
	Robinsons Land Corp.	21,760,007	6,151
	ACEN Corp.	129,862,994	6,011
	DigiPlus Interactive Corp.	25,017,330	5,532
	Security Bank Corp.	5,103,419	5,395
	Semirara Mining & Power Corp. Class A	11,546,228	4,887
	Megaworld Corp.	110,060,303	3,717
	Wilcon Depot Inc.	18,594,800	1,878
	D&L Industries Inc.	26,000,190	1,512
*	Bloomberry Resorts Corp.	44,689,049	1,458
*	Cebu Air Inc.	2,618,253	1,392
			649,535
Qatar (0.6%)
	Qatar National Bank QPSC	60,451,101	287,863
	Qatar Islamic Bank QPSC	25,034,834	152,897
	Industries Qatar QSC	27,767,650	91,183
	Commercial Bank PSQC	46,896,524	55,458

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Al Rayan Bank	87,119,134	51,814
	Ooredoo QPSC	12,843,563	48,367
	Qatar Gas Transport Co. Ltd.	37,824,879	44,492
	Qatar International Islamic Bank QSC	12,080,827	37,535
	Qatar Fuel QSC	8,406,382	33,085
	Doha Bank QPSC	40,134,645	29,749
	Nebras Energy	6,833,995	27,485
	Dukhan Bank	28,242,848	26,911
	Mesaieed Petrochemical Holding Co.	74,019,904	24,117
	Barwa Real Estate Co.	31,680,234	20,523
	Qatar Aluminum Manufacturing Co.	38,141,316	16,952
	Vodafone Qatar PQSC	22,112,809	16,189
*	Estithmar Holding QPSC	13,929,990	15,104
	Gulf International Services QSC	14,565,924	8,310
	United Development Co. QSC	22,908,859	5,355
	Al Meera Consumer Goods Co. QSC	1,366,297	5,087
*	Ezdan Holding Group QSC	20,814,698	4,882
			1,003,358
Romania (0.1%)
	Banca Transilvania SA	13,026,387	106,770
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,236,481	44,384
	OMV Petrom SA	55,792,799	12,679
	Societatea Energetica Electrica SA	2,003,412	12,226
	Societatea Nationala Nuclearelectrica SA	745,805	11,915
*	MED Life SA	3,207,498	8,705
	One United Properties SA	498,092	3,320
	TTS Transport Trade Services SA	1,867,951	2,347
*	Teraplast SA	20,449,815	2,205
			204,551
Russia (0.0%)
*,3	Mechel PJSC ADR	164,675	—
*,3	Surgutneftegas PAO ADR	144,600	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Severstal PAO GDR	206,805	—
*,3	Raspadskaya PAO	910,080	—
*,3	VTB Bank PJSC	1,368,861	—
*,3	Polyus PJSC GDR	523,471	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (3.2%)
	Al Rajhi Bank	40,729,074	746,724
[1]	Saudi Arabian Oil Co.	82,339,774	610,732
	Saudi National Bank	40,363,548	423,186
*	Saudi Arabian Mining Co.	18,642,073	326,920
	Saudi Telecom Co.	26,141,011	303,837
	Saudi Basic Industries Corp.	12,508,108	204,415
	Riyad Bank	27,151,714	150,361
*	ACWA Power Co.	3,141,356	141,267
	Alinma Bank	20,398,999	132,533
	SABIC Agri-Nutrients Co.	3,260,191	126,772
	Saudi Awwal Bank	13,697,347	124,594
	Dr Sulaiman Al Habib Medical Services Group Co.	1,414,231	91,567
	Etihad Etisalat Co.	5,241,579	91,008
	Banque Saudi Fransi	16,907,371	87,199
	Almarai Co. JSC	6,773,007	74,916
	Arab National Bank	12,226,614	70,391
	Bank AlBilad	10,184,696	68,257
	Bupa Arabia for Cooperative Insurance Co.	1,070,925	52,234
	Saudi Energy Co.	10,815,524	51,295
	Elm Co.	323,114	50,599
*	Umm Al Qura for Development & Construction Co.	9,701,955	42,028
	Yanbu National Petrochemical Co.	3,810,953	37,382
	Electrical Industries Co.	7,633,118	37,076
	Co. for Cooperative Insurance	1,017,508	35,418
*	Dar Al Arkan Real Estate Development Co.	7,357,035	34,823
*	Jabal Omar Development Co.	8,020,811	33,931
	Jarir Marketing Co.	8,097,027	32,515

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Riyadh Cables Group Co.	913,312	32,236
	Saudi Investment Bank	8,469,600	29,934
	Makkah Construction & Development Co.	1,346,863	28,820
	Bank Al-Jazira	8,681,724	27,229
	Ades Holding Co.	4,713,551	24,766
	SAL Saudi Logistics Services	547,652	24,103
	Saudi Tadawul Group Holding Co.	664,028	23,490
	Saudi Aramco Base Oil Co.	692,067	23,350
	Mouwasat Medical Services Co.	1,283,521	23,319
*	Rabigh Refining & Petrochemical Co.	5,794,383	22,910
	Aldrees Petroleum & Transport Services Co.	680,684	21,829
	Sahara International Petrochemical Co.	4,968,810	21,301
	Dallah Healthcare Co.	640,046	21,270
*	Al Rajhi Co. for Co-operative Insurance	673,446	20,004
	Arabian Internet & Communications Services Co.	336,670	19,983
*	Rasan Information Technology Co.	520,000	19,611
*	Mobile Telecommunications Co. Saudi Arabia	6,106,588	19,126
	Astra Industrial Group Co.	507,594	19,122
	Taiba Investments Co.	1,741,509	18,063
	Saudi Industrial Investment Group	4,599,040	17,132
*	Saudi Kayan Petrochemical Co.	10,238,597	16,392
	Jamjoom Pharmaceuticals Factory Co.	376,492	15,626
	Nahdi Medical Co.	539,299	15,138
[1]	Arabian Centres Co.	3,156,892	14,801
*	Savola Group	2,035,979	14,707
	Al Masane Al Kobra Mining Co.	633,145	13,780
	Saudi Chemical Co. Holding	5,846,850	13,113
*	Advanced Petrochemical Co.	1,767,952	13,065
*	flynas Co. SJSC	924,389	12,574
*	National Industrialization Co.	4,414,502	12,339
	Retal Urban Development Co. Class A	3,017,255	11,958
	National Gas & Industrialization Co.	522,595	11,424
	United Electronics Co.	529,379	11,394
	Saudia Dairy & Foodstuff Co.	206,499	11,367
*	Saudi Research & Media Group	540,454	11,095
	East Pipes Integrated Co. for Industry	207,968	11,008
	Saudi Ground Services Co.	1,237,656	10,493
*	Seera Group Holding	1,803,740	10,311
	Catrion Catering Holding Co.	546,657	10,277
	Abdullah Al Othaim Markets Co.	6,035,817	9,892
	Yamama Cement Co.	1,385,488	9,818
	Saudi Cement Co.	1,072,513	9,753
	Al Moammar Information Systems Co.	202,500	9,697
	National Medical Care Co.	304,810	9,653
	Power & Water Utility Co. for Jubail & Yanbu	1,046,278	9,522
	National Co. for Learning & Education	285,103	8,964
*	Arabian Drilling Co.	367,402	8,918
	Qassim Cement Co.	765,181	8,888
*,2	National Agriculture Development Co.	1,998,212	8,557
	Al Rajhi REIT	3,751,794	8,201
	United International Transportation Co.	733,290	8,139
*	Saudi Reinsurance Co.	1,128,021	7,988
	Al Hammadi Holding	1,112,504	7,824
*	Arabian Contracting Services Co.	268,920	7,813
	AlKhorayef Water & Power Technologies Co.	231,701	7,803
	Arriyadh Development Co.	1,546,092	7,464
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	759,160	7,375
	Leejam Sports Co. JSC	345,646	7,356
*	Saudi Real Estate Co.	1,829,445	6,739
	Almoosa Health Co.	186,513	6,677
*	Emaar Economic City	2,243,579	6,628
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	785,268	6,588
*	Saudi Automotive Services Co.	468,574	6,370
	Etihad GO Telecom Co.	240,938	6,208
	Middle East Healthcare Co.	562,613	5,552
	Southern Province Cement Co.	976,352	5,495
	Saudi Ceramic Co.	660,144	5,438
*	Jahez International Co.	1,359,180	4,941
	BinDawood Holding Co.	3,359,949	4,706
*	Bawan Co.	392,374	4,583

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Advanced Building Industries Co.	409,848	4,338
	Al-Dawaa Medical Services Co.	344,803	4,306
	Yanbu Cement Co.	1,046,066	4,236
	Eastern Province Cement Co.	668,132	4,178
	Arabian Cement Co.	649,160	4,106
*	Perfect Presentation For Commercial Services Co.	2,017,510	3,781
			5,138,935
South Africa (3.8%)
	Anglogold Ashanti plc	6,967,425	647,477
	Naspers Ltd.	10,561,021	571,878
	Gold Fields Ltd.	12,395,839	525,116
	FirstRand Ltd.	73,502,118	389,714
	Standard Bank Group Ltd.	17,934,755	345,627
	Capitec Bank Holdings Ltd.	1,177,444	305,664
	Valterra Platinum Ltd.	3,658,598	294,675
	MTN Group Ltd.	22,861,150	287,778
	Impala Platinum Holdings Ltd.	12,424,633	174,157
	Absa Group Ltd.	10,615,925	148,847
*	Sasol Ltd.	8,746,540	121,573
	Harmony Gold Mining Co. Ltd.	7,590,774	119,662
	Discovery Ltd.	7,462,762	116,152
	Bid Corp. Ltd.	4,688,192	115,153
	Sibanye Stillwater Ltd.	38,420,541	114,861
	Sanlam Ltd.	22,250,056	114,597
	Shoprite Holdings Ltd.	6,542,162	110,301
	Nedbank Group Ltd.	6,153,546	98,250
	Northam Platinum Holdings Ltd.	4,900,329	94,485
	Remgro Ltd.	6,908,971	81,305
	NEPI Rockcastle NV	8,353,987	70,854
[1]	Pepkor Holdings Ltd.	48,403,649	63,947
	Reinet Investments SCA	1,841,781	63,423
	Bidvest Group Ltd.	4,463,536	62,724
	Vodacom Group Ltd.	6,505,506	55,267
	Old Mutual Ltd.	65,340,518	53,422
	Clicks Group Ltd.	3,177,983	50,452
	OUTsurance Group Ltd.	11,825,561	50,277
	Growthpoint Properties Ltd.	44,160,260	43,326
	Exxaro Resources Ltd.	3,264,709	43,092
	Aspen Pharmacare Holdings Ltd.	4,933,546	40,975
	Tiger Brands Ltd.	2,223,592	38,810
	Momentum Group Ltd.	16,608,421	37,748
	Woolworths Holdings Ltd.	11,319,581	35,573
	Redefine Properties Ltd.	92,009,611	35,061
	Mr. Price Group Ltd.	3,561,116	33,419
	AVI Ltd.	4,499,115	26,863
	Vukile Property Fund Ltd.	17,184,753	24,628
	Fortress Real Estate Investments Ltd. Class B	15,917,502	23,260
	Investec Ltd.	2,654,229	22,130
	Resilient REIT Ltd.	4,094,916	20,394
	African Rainbow Minerals Ltd.	1,427,544	19,114
	Foschini Group Ltd.	4,402,008	18,508
	Hyprop Investments Ltd.	5,320,472	17,903
	Netcare Ltd.	16,512,143	17,126
	DRDGOLD Ltd.	6,016,302	16,248
	Truworths International Ltd.	5,198,773	16,184
[1,2]	Dis-Chem Pharmacies Ltd.	7,256,710	15,859
	Life Healthcare Group Holdings Ltd.	20,164,240	15,032
	Thungela Resources Ltd.	1,691,643	14,707
[2]	Kumba Iron Ore Ltd.	769,889	14,440
	Telkom SA SOC Ltd.	3,962,973	14,313
	Motus Holdings Ltd.	2,016,492	13,491
	Omnia Holdings Ltd.	2,216,262	12,858
	Santam Ltd.	484,866	11,608
	DataTec Ltd.	2,653,185	11,429
	Coronation Fund Managers Ltd.	3,991,395	10,637
*,2	SPAR Group Ltd.	2,718,286	10,551
	JSE Ltd.	1,101,976	10,441
	Equites Property Fund Ltd.	10,274,428	10,431
[2]	Boxer Retail Ltd.	2,176,786	10,401

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Reunert Ltd.	2,431,356	10,179
	Grindrod Ltd.	7,536,166	10,176
*	Pick n Pay Stores Ltd.	8,178,941	9,693
	AECI Ltd.	1,446,716	9,582
	Attacq Ltd.	9,418,350	9,407
[2]	We Buy Cars Holdings Ltd.	3,897,554	8,899
	Ninety One Ltd.	3,036,643	8,512
*,2	Sappi Ltd.	8,497,149	8,244
	Astral Foods Ltd.	536,040	7,886
*	MAS plc	4,882,473	5,896
	Burstone Group Ltd.	9,067,540	5,154
*	KAP Ltd.	34,065,686	4,960
	Wilson Bayly Holmes-Ovcon Ltd.	463,926	4,794
	Super Group Ltd.	4,560,389	4,369
	Sun International Ltd.	1,522,763	4,302
[2]	Afrimat Ltd.	1,402,605	2,737
			6,068,988
Taiwan (29.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	336,519,605	23,361,820
	Delta Electronics Inc.	26,657,356	1,869,360
	MediaTek Inc.	20,293,630	1,694,146
	Hon Hai Precision Industry Co. Ltd.	168,377,761	1,189,592
[2]	ASE Technology Holding Co. Ltd.	45,287,723	709,870
[2]	Elite Material Co. Ltd.	3,954,156	589,188
	Unimicron Technology Corp.	18,494,425	525,304
	Accton Technology Corp.	6,844,610	501,276
	Asia Vital Components Co. Ltd.	4,474,995	409,701
	CTBC Financial Holding Co. Ltd.	243,760,062	403,185
[2]	Quanta Computer Inc.	36,430,200	363,241
	Chroma ATE Inc.	5,086,280	347,547
[2]	United Microelectronics Corp.	131,903,270	331,322
	Fubon Financial Holding Co. Ltd.	115,053,635	327,913
	Cathay Financial Holding Co. Ltd.	129,144,347	315,256
	Yuanta Financial Holding Co. Ltd.	151,585,748	251,142
[2]	ASPEED Technology Inc.	418,011	224,711
[2]	Bizlink Holding Inc.	2,466,892	221,510
	Yageo Corp.	21,469,848	218,900
[2]	Gold Circuit Electronics Ltd.	4,757,481	215,352
[2]	Wiwynn Corp.	1,428,280	214,443
[2]	E.Sun Financial Holding Co. Ltd.	211,655,954	213,564
[2]	Jentech Precision Industrial Co. Ltd.	1,164,283	202,697
	Mega Financial Holding Co. Ltd.	162,900,499	201,689
	TS Financial Holding Co. Ltd.	267,368,838	201,681
	Nan Ya Plastics Corp.	68,118,819	195,527
	MPI Corp.	1,182,000	189,786
[2]	Wistron Corp.	42,275,535	186,187
[2]	Chunghwa Telecom Co. Ltd.	42,148,663	180,974
[2]	Asustek Computer Inc.	9,441,937	174,940
	SinoPac Financial Holdings Co. Ltd.	174,829,915	171,309
	Global Unichip Corp.	1,146,960	158,582
	Uni-President Enterprises Corp.	67,976,868	148,894
	KGI Financial Holding Co. Ltd.	217,880,316	148,496
[2]	Phison Electronics Corp.	2,357,080	147,496
[2]	King Yuan Electronics Co. Ltd.	15,041,280	147,065
[2]	Alchip Technologies Ltd.	1,099,463	147,059
	Lite-On Technology Corp.	26,869,084	144,069
	First Financial Holding Co. Ltd.	149,468,727	136,519
[2]	Zhen Ding Technology Holding Ltd.	10,053,710	135,647
	Hua Nan Financial Holdings Co. Ltd.	128,457,312	130,325
[2]	Winbond Electronics Corp.	43,137,203	127,265
*,2	Macronix International Co. Ltd.	24,337,737	121,638
[2]	eMemory Technology Inc.	937,100	118,677
[2]	WinWay Technology Co. Ltd.	347,000	116,678
[2]	Realtek Semiconductor Corp.	6,721,959	114,760
[2]	Taiwan Union Technology Corp.	3,450,052	113,692
*,2	Nanya Technology Corp.	15,523,878	109,899
[2]	Compeq Manufacturing Co. Ltd.	13,717,760	106,970
[2]	Largan Precision Co. Ltd.	1,321,076	106,080
	Taiwan Cooperative Financial Holding Co. Ltd.	145,319,342	105,431

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	King Slide Works Co. Ltd.	786,000	99,719
[2]	Lotes Co. Ltd.	1,153,151	97,059
[2]	Evergreen Marine Corp. Taiwan Ltd.	14,983,958	95,855
	Nan Ya Printed Circuit Board Corp.	2,933,521	95,012
[2]	Formosa Plastics Corp.	58,148,057	94,951
[2]	China Steel Corp.	154,015,308	91,449
	Airtac International Group	1,932,830	90,244
[2]	LandMark Optoelectronics Corp.	1,035,470	89,820
[2]	Tripod Technology Corp.	6,169,040	88,879
	Win Semiconductors Corp.	4,754,519	82,332
[2]	PharmaEssentia Corp.	3,908,671	81,774
[2]	WT Microelectronics Co. Ltd.	12,137,205	78,861
[2]	Innolux Corp.	101,840,295	77,812
	United Microelectronics Corp. ADR	5,945,714	77,651
[2]	Formosa Chemicals & Fibre Corp.	46,479,449	77,350
*,2	Powerchip Semiconductor Manufacturing Corp.	44,595,000	75,606
[2]	Kinsus Interconnect Technology Corp.	4,447,124	75,550
[2]	Chailease Holding Co. Ltd.	20,553,762	75,329
[2]	Novatek Microelectronics Corp.	5,739,560	74,550
[2]	International Games System Co. Ltd.	3,081,200	73,237
	Far EasTone Telecommunications Co. Ltd.	24,387,723	72,733
	TCC Group Holdings Co. Ltd.	93,500,717	72,544
[2]	Advantech Co. Ltd.	6,319,694	72,269
	Pegatron Corp.	26,537,213	69,428
[2]	United Integrated Services Co. Ltd.	2,255,800	68,821
[2]	Taiwan Mobile Co. Ltd.	19,428,941	68,409
	Chang Hwa Commercial Bank Ltd.	101,694,385	67,978
[2]	Globalwafers Co. Ltd.	3,538,810	66,497
[2]	Vanguard International Semiconductor Corp.	14,301,431	66,462
	WPG Holdings Ltd.	20,337,720	65,168
[2]	Gigabyte Technology Co. Ltd.	7,450,850	64,880
[2]	Shanghai Commercial & Savings Bank Ltd.	52,524,935	64,807
[2]	Powertech Technology Inc.	9,538,550	62,558
[2]	Silergy Corp.	4,567,560	62,511
[2]	Hotai Motor Co. Ltd.	3,855,357	58,204
[2]	Fortune Electric Co. Ltd.	1,990,027	56,669
[2]	ADATA Technology Co. Ltd.	3,926,319	56,093
[2]	Compal Electronics Inc.	58,356,900	53,949
[2]	Inventec Corp.	35,474,966	51,972
[2]	President Chain Store Corp.	7,311,449	51,680
	Taiwan Business Bank	97,342,683	50,397
[2]	E Ink Holdings Inc.	11,092,440	48,810
[2]	Fositek Corp.	716,372	48,063
	L&K Engineering Co. Ltd.	2,222,102	47,932
[2]	EZconn Corp.	702,582	47,883
	Chunghwa Telecom Co. Ltd. ADR	1,077,661	46,706
*,2	Caliway Biopharmaceuticals Co. Ltd.	13,635,000	45,236
[2]	Innodisk Corp.	1,113,544	45,131
[2]	AUO Corp.	81,406,039	44,765
	Synnex Technology International Corp.	16,911,800	44,333
[2]	Chipbond Technology Corp.	8,367,630	43,616
[2]	Catcher Technology Co. Ltd.	6,553,956	43,169
	Kaori Heat Treatment Co. Ltd.	1,050,450	42,942
	Hiwin Technologies Corp.	4,114,308	41,233
	Syntec Technology Co. Ltd.	505,411	41,043
[2]	Walsin Lihwa Corp.	42,499,044	40,736
[2]	Universal Microwave Technology Inc.	815,000	40,550
[2]	Eva Airways Corp.	37,480,760	39,694
[2]	Wan Hai Lines Ltd.	16,588,646	39,077
[2]	Teco Electric & Machinery Co. Ltd.	19,321,320	38,886
	All Ring Tech Co. Ltd.	1,013,000	38,809
	AP Memory Technology Corp.	1,433,120	38,590
[2]	Yang Ming Marine Transport Corp.	24,116,725	37,574
[2]	Co-Tech Development Corp.	2,948,000	37,535
[2]	Acter Group Corp. Ltd.	1,393,832	37,259
[2]	Ardentec Corp.	5,906,522	37,082
[2]	Asia Cement Corp.	32,633,510	36,186
[2]	Solar Applied Materials Technology Corp.	6,656,607	35,350
[2]	Acer Inc.	39,776,897	34,974
[2]	Sigurd Microelectronics Corp.	6,029,546	34,789

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Far Eastern New Century Corp.	41,739,963	34,073
[2]	LuxNet Corp.	1,700,000	33,792
[2]	WNC Corp.	4,870,526	33,532
[2]	TA Chen Stainless Pipe	27,800,894	33,264
[2]	AURAS Technology Co. Ltd.	894,000	33,013
	Taichung Commercial Bank Co. Ltd.	52,455,756	32,891
[2]	Chenbro Micom Co. Ltd.	900,000	32,710
[2]	Sino-American Silicon Products Inc.	7,543,742	32,663
[2]	Mitac Holdings Corp.	12,294,191	32,220
[2]	Chicony Electronics Co. Ltd.	7,979,458	31,420
	Advanced Echem Materials Co. Ltd.	965,174	30,718
[2]	Chunghwa Precision Test Tech Co. Ltd.	273,153	30,584
[2]	Topco Scientific Co. Ltd.	2,318,992	30,102
*,2	Taiwan Glass Industry Corp.	13,584,290	29,387
[2]	Formosa Petrochemical Corp.	16,443,977	29,383
[2]	Micro-Star International Co. Ltd.	9,359,200	29,067
[2]	Eternal Materials Co. Ltd.	11,267,298	28,372
[2]	Visual Photonics Epitaxy Co. Ltd.	2,497,960	27,829
[2]	Sinbon Electronics Co. Ltd.	3,073,475	27,673
[2]	Eclat Textile Co. Ltd.	2,591,209	27,529
[2]	Grand Process Technology Corp.	286,000	27,414
*,2	FOCI Fiber Optic Communications Inc.	1,091,408	27,184
[2]	ITEQ Corp.	3,060,357	26,579
[2]	Simplo Technology Co. Ltd.	2,323,310	26,375
[2]	VisEra Technologies Co. Ltd.	1,381,000	25,873
	Cheng Shin Rubber Industry Co. Ltd.	25,916,095	25,645
[2]	Nien Made Enterprise Co. Ltd.	2,290,560	25,634
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,431,000	25,621
	Kinik Co.	1,463,000	25,500
[2]	Pou Chen Corp.	31,146,021	25,467
*,2	GCS Holdings Inc.	1,100,000	24,166
[2]	Highwealth Construction Corp.	19,003,997	24,113
[2]	C Sun Manufacturing Ltd.	1,225,910	23,957
	Voltronic Power Technology Corp.	935,325	23,242
[2]	Taiwan High Speed Rail Corp.	27,704,912	23,181
*,2	Fulltech Fiber Glass Corp.	6,496,772	22,992
[2]	ASMedia Technology Inc.	512,857	22,565
[2]	Dynapack International Technology Corp.	1,918,000	22,388
[2]	Foxconn Technology Co. Ltd.	13,455,663	22,306
[2]	Test Research Inc.	2,022,660	22,192
	I-Chiun Precision Industry Co. Ltd.	2,542,000	22,007
[2]	Topoint Technology Co. Ltd.	1,642,000	21,415
[2]	Transcend Information Inc.	2,607,069	21,202
[2]	Shihlin Electric & Engineering Corp.	3,506,964	21,197
[2]	Makalot Industrial Co. Ltd.	3,147,244	21,190
[2]	Capital Securities Corp.	22,414,773	19,985
[2]	Radiant Opto-Electronics Corp.	6,268,751	19,847
[2]	Dynamic Holding Co. Ltd.	3,452,813	19,510
	Ennostar Inc.	8,035,726	18,954
[2]	Parade Technologies Ltd.	1,018,290	18,807
[2]	Genius Electronic Optical Co. Ltd.	1,141,299	18,541
[2]	Taiwan Surface Mounting Technology Corp.	3,388,110	18,159
[2]	Elite Advanced Laser Corp.	1,819,349	17,807
[2]	Elite Semiconductor Microelectronics Technology Inc.	3,232,000	17,800
[2]	Supreme Electronics Co. Ltd.	6,710,991	17,634
	TXC Corp.	3,564,630	17,326
	ChipMOS Technologies Inc.	7,666,148	17,231
	Lien Hwa Industrial Holdings Corp.	13,169,756	17,211
	Mega Union Technology Inc.	591,896	17,081
	IBF Financial Holdings Co. Ltd.	37,080,285	17,003
[2]	Getac Holdings Corp.	5,429,420	16,825
[2]	Longwell Co.	1,819,000	16,807
[2]	Faraday Technology Corp.	3,084,198	16,653
	Walsin Technology Corp.	3,925,521	16,619
[2]	Phoenix Silicon International Corp.	2,084,495	16,521
	Scientech Corp.	635,000	16,189
[2]	Yankey Engineering Co. Ltd.	801,430	16,148
	Ruentex Development Co. Ltd.	21,477,300	16,068
	Marketech International Corp.	1,315,000	16,066
[2]	Elan Microelectronics Corp.	3,652,870	15,853

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Unitech Printed Circuit Board Corp.	8,472,970	15,720
	Poya International Co. Ltd.	833,208	15,090
[2]	Advanced Energy Solution Holding Co. Ltd.	420,000	15,050
[2]	Tatung Co. Ltd.	15,622,628	14,986
	President Securities Corp.	13,166,265	14,915
[2]	Shin Zu Shing Co. Ltd.	2,258,011	14,877
[2]	Machvision Inc.	529,136	14,847
[2]	Huaku Development Co. Ltd.	3,601,921	14,347
[2]	Primax Electronics Ltd.	6,155,940	14,306
[2]	Gudeng Precision Industrial Co. Ltd.	821,487	14,226
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	3,006,581	13,930
	Great Wall Enterprise Co. Ltd.	8,233,626	13,893
[2]	AcBel Polytech Inc.	9,087,079	13,833
[2]	China Airlines Ltd.	24,401,146	13,830
[2]	Kinpo Electronics	15,580,670	13,772
[2]	Feng TAY Enterprise Co. Ltd.	6,130,867	13,656
[2]	First Hi-Tec Enterprise Co. Ltd.	1,086,000	13,531
[2]	Tong Hsing Electronic Industries Ltd.	2,418,919	13,357
[2]	Tung Ho Steel Enterprise Corp.	6,471,602	13,338
	Far Eastern International Bank	34,332,425	13,312
[2]	Taiwan Fertilizer Co. Ltd.	8,282,186	13,306
[2]	Pan Jit International Inc.	4,090,740	13,235
[2]	Asia Optical Co. Inc.	2,943,260	13,133
[2]	Lotus Pharmaceutical Co. Ltd.	1,866,000	13,092
[2]	XinTec Inc.	1,996,225	12,930
[2]	Ennoconn Corp.	1,241,758	12,755
[2]	Wisdom Marine Lines Co. Ltd.	5,527,155	12,538
[2]	Nuvoton Technology Corp.	2,643,000	12,512
[2]	Taiwan Hon Chuan Enterprise Co. Ltd.	3,534,523	12,497
[2]	Global Brands Manufacture Ltd.	3,920,332	12,475
[2]	Pixart Imaging Inc.	1,838,680	12,282
	Qisda Corp.	16,074,128	12,259
[2]	Foxsemicon Integrated Technology Inc.	1,226,642	12,192
[2]	Ruentex Industries Ltd.	8,606,961	12,169
[2]	Goldsun Building Materials Co. Ltd.	10,878,415	12,124
[2]	Tong Yang Industry Co. Ltd.	5,092,350	12,111
	Shinkong Insurance Co. Ltd.	2,862,000	12,015
[2]	Holy Stone Enterprise Co. Ltd.	1,746,262	11,964
[2]	Bora Pharmaceuticals Co. Ltd.	918,949	11,950
*,2	HTC Corp.	9,320,301	11,945
[2]	Fusheng Precision Co. Ltd.	1,458,920	11,621
	Taiwan Secom Co. Ltd.	3,238,876	11,567
[2]	Sanyang Motor Co. Ltd.	6,492,330	11,391
[2]	U-Ming Marine Transport Corp.	5,849,108	11,232
[2]	Feng Hsin Steel Co. Ltd.	5,813,200	11,184
[2]	Taiflex Scientific Co. Ltd.	2,552,594	11,146
[2]	Sitronix Technology Corp.	1,494,070	10,956
*,2	China Petrochemical Development Corp.	46,534,041	10,947
*,2	Starlux Airlines Co. Ltd.	16,973,271	10,855
[2]	Taiwan Speciality Chemicals Corp.	1,088,000	10,839
	Everlight Electronics Co. Ltd.	4,659,410	10,506
[2]	YFY Inc.	13,975,703	10,438
*,2	HERON NEUTRON MEDICAL Corp.	890,000	10,414
[2]	CTCI Corp.	8,878,850	10,350
[2]	Allis Electric Co. Ltd.	2,937,480	10,285
[2]	Wiselink Co. Ltd.	3,589,868	10,264
[2]	Wah Lee Industrial Corp.	2,420,194	10,214
	Greatek Electronics Inc.	3,805,000	10,208
[2]	Charoen Pokphand Enterprise	2,324,343	10,176
[2]	Arcadyan Technology Corp.	2,000,219	10,128
[2]	Everlight Chemical Industrial Corp.	5,532,200	10,085
*	Mercuries Life Insurance Co. Ltd.	40,860,155	9,954
[2]	Jinan Acetate Chemical Co. Ltd.	7,367,060	9,914
[2]	Ta Ya Electric Wire & Cable	9,526,255	9,764
[2]	Center Laboratories Inc.	7,786,090	9,684
*	United Renewable Energy Co. Ltd.	19,094,629	9,665
[2]	AmTRAN Technology Co. Ltd.	7,263,092	9,651
*,2	Wafer Works Corp.	7,400,744	9,547
[2]	Giant Manufacturing Co. Ltd.	4,412,193	9,442
[2]	Orient Semiconductor Electronics Ltd.	5,284,792	9,322

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	SDI Corp.	1,883,236	9,193
[2]	Cleanaway Co. Ltd.	10,449,000	9,165
	TPK Holding Co. Ltd.	4,747,288	9,148
[2]	Daxin Materials Corp.	642,855	9,145
[2]	Silicon Integrated Systems Corp.	5,502,260	9,123
*,2	Etron Technology Inc.	3,984,140	9,028
[2]	Via Technologies Inc.	3,554,620	8,923
[2]	Taiwan Acceptance Corp.	3,608,309	8,814
[2]	Hannstar Board Corp.	3,319,470	8,792
[2]	Merry Electronics Co. Ltd.	3,161,858	8,670
[2]	Airoha Technology Corp.	490,000	8,595
[2]	Pan-International Industrial Corp.	5,414,000	8,588
	Taiwan Cogeneration Corp.	6,116,192	8,575
[2]	Ability Enterprise Co. Ltd.	3,416,992	8,569
[2]	Sercomm Corp.	3,504,600	8,518
[2]	Advanced Wireless Semiconductor Co.	1,841,266	8,514
[2]	Nan Pao Resins Chemical Co. Ltd.	738,000	8,404
*,2	FLEXium Interconnect Inc.	3,954,990	8,302
[2]	ITE Technology Inc.	2,064,000	8,159
[2]	Union Bank of Taiwan	12,802,320	8,094
[2]	Systex Corp.	2,107,000	8,055
*,2	TSEC Corp.	6,962,908	7,897
*,2	Thunder Tiger Corp.	1,720,000	7,848
[2]	Shinkong Synthetic Fibers Corp.	14,654,400	7,838
[2]	Chin-Poon Industrial Co. Ltd.	4,787,890	7,832
[2]	Farglory Land Development Co. Ltd.	3,589,550	7,809
	Shiny Chemical Industrial Co. Ltd.	1,469,200	7,807
[2]	Coretronic Corp.	3,581,900	7,614
[2]	Century Iron & Steel Industrial Co. Ltd.	2,355,000	7,564
*,2	Oneness Biotech Co. Ltd.	4,455,424	7,538
[2]	Global Mixed Mode Technology Inc.	935,000	7,484
[2]	Weikeng Industrial Co. Ltd.	6,551,000	7,448
[2]	Evergreen Aviation Technologies Corp.	1,514,000	7,382
	Materials Analysis Technology Inc.	694,003	7,329
[2]	Standard Foods Corp.	7,950,603	7,272
*,2	General Interface Solution GIS Holding Ltd.	2,971,070	7,246
*,2	Episil Technologies Inc.	3,397,189	7,244
[2]	G Shank Enterprise Co. Ltd.	1,924,000	7,231
[2]	EVERGREEN Steel Corp.	2,313,000	7,151
[2]	Sporton International Inc.	1,004,062	7,063
[2]	JPC connectivity Inc.	1,065,750	7,056
[2]	Ichia Technologies Inc.	3,099,000	7,018
*,2	BES Engineering Corp.	16,642,662	6,891
[2]	TTY Biopharm Co. Ltd.	2,917,160	6,847
	Wowprime Corp.	950,689	6,821
[2]	Nichidenbo Corp.	2,220,460	6,818
*,2	HannStar Display Corp.	26,314,193	6,809
[2]	Chang Wah Electromaterials Inc.	4,438,000	6,775
	Gloria Material Technology Corp.	6,590,640	6,726
[2]	WUS Printed Circuit Co. Ltd.	1,852,156	6,721
[2]	Quanta Storage Inc.	2,505,000	6,703
	Far Eastern Department Stores Ltd.	9,533,878	6,698
[2]	Yulon Motor Co. Ltd.	7,777,580	6,682
*,2	Chung Hung Steel Corp.	11,665,000	6,522
*	CSBC Corp. Taiwan	10,170,197	6,404
[2]	Ruentex Engineering & Construction Co.	1,284,000	6,362
[2]	Stark Technology Inc.	1,380,000	6,247
	O-Bank Co. Ltd.	19,306,453	6,157
*,2	Intelligo Technology Inc.	450,000	6,116
[2]	Raydium Semiconductor Corp.	819,000	6,115
[2]	momo.com Inc.	1,132,112	6,113
[2]	Fitipower Integrated Technology Inc.	1,258,043	6,097
[2]	M31 Technology Corp.	342,901	6,072
	Chong Hong Development Co. Ltd.	2,447,469	6,030
[2]	Gemtek Technology Corp.	5,496,000	6,014
[2]	Weltrend Semiconductor	2,559,567	5,931
[2]	Solomon Technology Corp.	1,541,871	5,892
	Sinon Corp.	4,405,000	5,873
[2]	Nan Kang Rubber Tire Co. Ltd.	5,537,520	5,860
[2]	Chang Wah Technology Co. Ltd.	3,501,500	5,808

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Chenming Electronic Technology Corp.	1,716,929	5,763
	Tainan Spinning Co. Ltd.	14,328,000	5,738
[2]	Taiwan Semiconductor Co. Ltd.	2,825,290	5,729
[2]	Tyntek Corp.	3,105,000	5,728
*	Lumosa Therapeutics Co. Ltd.	1,187,161	5,721
	Synmosa Biopharma Corp.	5,847,050	5,707
[2]	China Motor Corp.	3,282,844	5,638
[2]	Cheng Loong Corp.	10,071,230	5,606
[2]	Sakura Development Co. Ltd.	4,302,432	5,568
[2]	Zero One Technology Co. Ltd.	1,665,209	5,405
	Grape King Bio Ltd.	1,516,529	5,391
[2]	Anpec Electronics Corp.	708,000	5,360
*,2	Taiwan-Asia Semiconductor Corp.	4,410,987	5,332
[2]	Clevo Co.	4,372,000	5,328
	Cathay Real Estate Development Co. Ltd.	7,149,984	5,260
[2]	Brighton-Best International Taiwan Inc.	4,935,526	5,249
[2]	Cheng Uei Precision Industry Co. Ltd.	4,374,673	5,180
*,2	Medigen Vaccine Biologics Corp.	3,312,930	5,159
[2]	Thinking Electronic Industrial Co. Ltd.	923,000	5,155
*,2	Chun Yuan Steel Industry Co. Ltd.	6,561,000	5,136
*,2	Hota Industrial Manufacturing Co. Ltd.	3,103,178	5,113
[2]	Merida Industry Co. Ltd.	2,771,526	5,103
[2]	Ton Yi Industrial Corp.	9,135,000	5,069
[2]	Formosa Sumco Technology Corp.	833,000	5,069
	Formosa Taffeta Co. Ltd.	9,829,632	4,960
[2]	Hotai Finance Co. Ltd.	2,566,080	4,952
	Universal Cement Corp.	5,502,140	4,949
*,2	Grand Pacific Petrochemical	12,740,088	4,947
[2]	Promate Electronic Co. Ltd.	3,252,136	4,946
	Evergreen International Storage & Transport Corp.	3,271,500	4,935
*	RDC Semiconductor Co. Ltd.	773,280	4,917
*,2	Sunplus Technology Co. Ltd.	6,340,000	4,888
[2]	Depo Auto Parts Ind Co. Ltd.	1,227,000	4,861
[2]	Chicony Power Technology Co. Ltd.	1,876,000	4,821
[2]	China Steel Chemical Corp.	1,936,000	4,788
	Pegavision Corp.	538,314	4,782
[2]	Altek Corp.	3,703,969	4,777
[2]	Channel Well Technology Co. Ltd.	2,675,672	4,749
*,2	Fittech Co. Ltd.	974,753	4,739
[2]	Taiwan Paiho Ltd.	3,355,140	4,708
[2]	Fulgent Sun International Holding Co. Ltd.	1,906,410	4,698
[2]	Syncmold Enterprise Corp.	1,655,500	4,687
*,2	Andes Technology Corp.	635,000	4,646
[2]	Taiwan Sakura Corp.	1,765,000	4,644
[2]	ASROCK Inc.	613,000	4,642
[2]	Kuo Toong International Co. Ltd.	2,890,514	4,628
*,2	Apex International Co. Ltd.	2,754,664	4,621
[2]	Run Long Construction Co. Ltd.	5,029,751	4,568
	TSRC Corp.	7,272,940	4,529
[2]	Kenmec Mechanical Engineering Co. Ltd.	2,535,868	4,523
[2]	Kenda Rubber Industrial Co. Ltd.	8,165,288	4,460
[2]	Kindom Development Co. Ltd.	4,746,060	4,424
[2]	Flytech Technology Co. Ltd.	1,276,650	4,397
[2]	FocalTech Systems Co. Ltd.	2,740,482	4,393
*,2	Yieh Phui Enterprise Co. Ltd.	9,874,825	4,363
[2]	Motech Industries Inc.	4,986,897	4,351
[2]	TCI Co. Ltd.	1,155,549	4,349
[2]	UPI Semiconductor Corp.	799,000	4,345
[2]	Sincere Navigation Corp.	3,912,240	4,315
*,2	Taiwan Mask Corp.	2,847,746	4,269
*,2	Holtek Semiconductor Inc.	2,478,483	4,265
	China Bills Finance Corp.	7,987,000	4,237
[2]	RichWave Technology Corp.	1,133,736	4,213
	CMC Magnetics Corp.	12,978,313	4,193
[2]	Lian HWA Food Corp.	1,519,700	4,176
[2]	Lingsen Precision Industries Ltd.	4,382,000	4,163
[2]	USI Corp.	9,152,861	4,160
[2]	Johnson Health Tech Co. Ltd.	1,072,000	4,157
[2]	Allied Supreme Corp.	581,000	4,138
[2]	Formosa International Hotels Corp.	776,000	4,133

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	YungShin Global Holding Corp.	2,336,536	4,098
*,2	Gigastorage Corp.	4,188,259	4,094
*,2	Egis Technology Inc.	1,034,100	4,056
	Taiwan PCB Techvest Co. Ltd.	3,496,000	4,028
[2]	Posiflex Technology Inc.	680,764	3,994
	Topkey Corp.	843,000	3,987
[2]	Dimerco Express Corp.	1,611,884	3,974
[2]	Hu Lane Associate Inc.	1,160,519	3,956
[2]	CyberPower Systems Inc.	660,000	3,930
[2]	Zyxel Group Corp.	3,487,819	3,902
[2]	JSL Construction & Development Co. Ltd.	2,262,955	3,886
[2]	Ability Opto-Electronics Technology Co. Ltd.	1,120,103	3,864
*,2	TaiMed Biologics Inc.	2,457,929	3,846
[2]	Chief Telecom Inc.	352,800	3,830
[2]	Swancor Holding Co. Ltd.	1,015,000	3,782
[2]	ZillTek Technology Corp.	412,000	3,780
	Bank of Kaohsiung Co. Ltd.	9,906,492	3,710
[2]	Forcecon Tech Co. Ltd.	1,217,546	3,672
[2]	Genesys Logic Inc.	1,150,000	3,662
*,2	China Man-Made Fiber Corp.	17,257,176	3,587
*	Ritek Corp.	8,975,489	3,550
[2]	Hsin Kuang Steel Co. Ltd.	2,746,000	3,523
*,2	International CSRC Investment Holdings Co.	10,293,270	3,502
*,2	HD Renewable Energy Co. Ltd.	1,221,746	3,480
[2]	UPC Technology Corp.	9,686,041	3,405
*,2	EirGenix Inc.	2,364,868	3,381
[2]	IEI Integration Corp.	1,528,920	3,355
*,2	CyberTAN Technology Inc.	4,199,000	3,345
[2]	Kaimei Electronic Corp.	1,206,000	3,293
	Continental Holdings Corp.	4,985,000	3,267
*,2	Phihong Technology Co. Ltd.	4,265,706	3,261
[2]	D-Link Corp.	7,365,400	3,261
*,2	Career Technology MFG. Co. Ltd.	5,669,324	3,260
[2]	Actron Technology Corp.	747,479	3,254
	Kung Long Batteries Industrial Co. Ltd.	832,333	3,236
[2]	Advanced Ceramic X Corp.	587,105	3,213
[2]	YC INOX Co. Ltd.	4,747,902	3,202
[2]	Cub Elecparts Inc.	823,735	3,154
[2]	Alpha Networks Inc.	2,904,772	3,114
[2]	TA-I Technology Co. Ltd.	1,422,165	3,101
	Nantex Industry Co. Ltd.	3,578,000	3,028
[2]	Delpha Construction Co. Ltd.	4,583,000	3,022
[2]	Lai Yih Footwear Co. Ltd.	603,000	3,002
[2]	T3EX Global Holdings Corp.	1,394,000	2,952
[2]	Infortrend Technology Inc.	2,295,000	2,945
*	Foresee Pharmaceuticals Co. Ltd.	1,152,799	2,921
[2]	Adlink Technology Inc.	1,208,895	2,884
[2]	TaiDoc Technology Corp.	723,000	2,863
[2]	Firich Enterprises Co. Ltd.	4,006,184	2,845
*,2	Tong-Tai Machine & Tool Co. Ltd.	2,414,000	2,835
[2]	Sampo Corp.	3,919,800	2,833
[2]	Ho Tung Chemical Corp.	9,501,459	2,829
*,2	Oriental Union Chemical Corp.	6,813,582	2,805
[2]	Sonix Technology Co. Ltd.	2,099,000	2,803
[2]	Advanced International Multitech Co. Ltd.	1,497,000	2,793
[2]	Asia Polymer Corp.	5,856,340	2,787
[2]	Great Tree Pharmacy Co. Ltd.	1,137,414	2,787
[2]	Rechi Precision Co. Ltd.	3,808,000	2,761
*	Longchen Paper & Packaging Co. Ltd.	9,186,632	2,631
[2]	Hung Sheng Construction Ltd.	4,334,464	2,610
[2]	Elitegroup Computer Systems Co. Ltd.	3,946,000	2,591
*,2	Microbio Co. Ltd.	5,195,803	2,550
[2]	Amazing Microelectronic Corp.	1,028,244	2,541
[2]	Waffer Technology Corp.	1,835,773	2,538
[2]	Advancetek Enterprise Co. Ltd.	3,006,000	2,502
	Ambassador Hotel	1,890,000	2,500
	Xxentria Technology Materials Corp.	1,840,069	2,481
[2]	Gourmet Master Co. Ltd.	1,230,469	2,477
[2]	Universal Vision Biotechnology Co. Ltd.	567,970	2,460
[2]	FSP Technology Inc.	1,548,120	2,441

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	China General Plastics Corp.	5,159,926	2,427
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	2,385
*,2	Adimmune Corp.	4,226,825	2,369
[2]	Radium Life Tech Co. Ltd.	7,147,465	2,345
*,2	Lung Yen Life Service Corp.	1,663,000	2,323
[2]	Darfon Electronics Corp.	2,609,000	2,211
*,2	Taiwan TEA Corp.	6,190,000	2,209
	Mercuries & Associates Holding Ltd.	5,074,282	2,203
	Zeng Hsing Industrial Co. Ltd.	746,778	2,177
[2]	TYC Brother Industrial Co. Ltd.	2,186,000	2,152
[2]	Speed Tech Corp.	1,843,628	2,136
[2]	St. Shine Optical Co. Ltd.	648,000	2,133
[2]	Rich Development Co. Ltd.	9,138,640	2,122
[2]	PharmaEngine Inc.	1,207,457	2,103
	Chlitina Holding Ltd.	621,013	2,092
[2]	China Metal Products	3,132,000	2,067
	Chia Hsin Cement Corp.	4,825,400	2,052
	Bioteque Corp.	559,475	2,042
*,2	Chung Hwa Pulp Corp.	4,914,000	2,021
	Formosan Rubber Group Inc.	2,415,821	2,006
*,2	Federal Corp.	3,370,040	2,005
[2]	Namchow Holdings Co. Ltd.	1,739,000	1,930
*	Polaris Group	3,470,533	1,918
[2]	Brogent Technologies Inc.	633,619	1,882
[2]	Savior Lifetec Corp.	3,137,325	1,880
[2]	Darwin Precisions Corp.	4,554,110	1,857
[2]	91APP Inc.	887,243	1,842
[2]	ScinoPharm Taiwan Ltd.	2,822,576	1,814
[2]	Huang Hsiang Construction Corp.	1,510,360	1,790
[2]	Soft-World International Corp.	576,653	1,776
[2]	Gamania Digital Entertainment Co. Ltd.	1,401,916	1,754
*,2	Taiwan Styrene Monomer	5,673,050	1,701
	Panion & BF Biotech Inc.	785,579	1,695
[2]	KMC Kuei Meng International Inc.	660,000	1,689
[2]	Taiyen Biotech Co. Ltd.	1,664,000	1,672
*,2	Sensortek Technology Corp.	336,000	1,615
[2]	AGV Products Corp.	5,093,370	1,594
[2]	Tung Thih Electronic Co. Ltd.	893,424	1,565
[2]	Sinyi Realty Inc.	2,454,000	1,552
[2]	CHC Healthcare Group	1,672,899	1,543
*	Medigen Biotechnology Corp.	1,470,000	1,534
[2]	Yungshin Construction & Development Co. Ltd.	1,002,931	1,525
	Wei Chuan Foods Corp.	3,839,261	1,517
[2]	China Electric Manufacturing Corp.	3,986,180	1,513
[2]	Cyberlink Corp.	704,674	1,466
*	Lealea Enterprise Co. Ltd.	7,551,367	1,460
	KEE TAI Properties Co. Ltd.	4,715,850	1,455
*	First Steamship Co. Ltd.	9,150,968	1,452
[2]	Hong Pu Real Estate Development Co. Ltd.	2,118,000	1,442
*,2	Kuo Yang Construction Co. Ltd.	2,530,900	1,419
[2]	Iron Force Industrial Co. Ltd.	510,020	1,416
[2]	Basso Industry Corp.	1,287,000	1,322
[2]	Ultra Chip Inc.	852,000	1,302
*	Shining Building Business Co. Ltd.	4,715,638	1,236
*	OBI Pharma Inc.	1,193,240	1,207
[2]	Shinfox Energy Co. Ltd.	1,648,973	1,189
	Cenra Inc.	1,184,500	1,186
[2]	Rexon Industrial Corp. Ltd.	1,505,525	1,048
*,2	PChome Online Inc.	1,386,358	998
	AUO Corp. ADR	67,176	308
*	Li Peng Enterprise Co. Ltd.	1,069,000	169
	ASE Technology Holding Co. Ltd. ADR	3,879	122
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			46,692,527
Thailand (1.6%)
	Delta Electronics Thailand PCL (Foreign)	39,641,000	388,325
	PTT PCL (Foreign)	169,653,415	183,535
	Advanced Info Service PCL (Foreign)	14,774,706	154,313

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Kasikornbank PCL (Foreign)	20,684,735	123,145
	Gulf Development PCL (Foreign)	61,382,345	108,791
	CP ALL PCL (Foreign)	74,349,121	99,423
	SCB X PCL (Foreign)	22,523,490	90,599
	PTT Exploration & Production PCL (Foreign)	18,113,884	86,002
	Airports of Thailand PCL (Foreign)	51,876,044	81,997
	Bangkok Dusit Medical Services PCL (Foreign)	142,049,520	79,775
	Central Pattana PCL (Foreign)	34,376,524	65,732
	Krung Thai Bank PCL (Foreign)	62,980,296	63,802
[2]	Bumrungrad Hospital PCL (Foreign)	7,947,274	44,037
	True Corp. PCL (Foreign)	102,755,723	43,238
[2]	TMBThanachart Bank PCL (Foreign)	521,656,800	36,222
[2]	Siam Cement PCL NVDR	4,873,596	36,011
[2]	PTT Global Chemical PCL (Foreign)	29,517,179	35,885
	Siam Cement PCL (Foreign)	4,512,388	33,342
	Minor International PCL (Foreign)	50,730,721	32,289
[2]	Charoen Pokphand Foods PCL (Foreign)	47,543,317	28,197
[2]	True Corp. PCL NVDR	65,980,501	27,763
[2]	Bangkok Bank PCL NVDR	5,490,100	27,392
	Digital Telecommunications Infrastructure Fund	72,485,513	22,462
	Thai Oil PCL (Foreign)	15,067,006	22,280
[2]	Kasikornbank PCL NVDR	3,692,375	21,982
	Central Retail Corp. PCL (Foreign)	37,306,700	21,036
[2]	Indorama Ventures PCL (Foreign)	25,465,335	20,167
	Krung Thai Bank PCL NVDR	19,542,000	19,797
	Banpu PCL (Foreign)	105,454,173	19,117
	Kiatnakin Phatra Bank PCL (Foreign)	7,869,470	19,093
	Tisco Financial Group PCL (Foreign)	5,056,868	16,989
	Thanachart Capital PCL (Foreign)	9,050,956	15,555
	WHA Corp. PCL (Foreign)	105,573,806	14,559
	Krungthai Card PCL (Foreign)	15,386,931	13,827
[2]	PTT Oil & Retail Business PCL (Foreign)	34,636,500	13,118
[2]	Home Product Center PCL (Foreign)	70,059,884	13,068
	Bangchak Corp. PCL (Foreign)	11,862,166	13,026
[2]	Bangkok Expressway & Metro PCL (Foreign)	77,708,622	12,667
	Thai Union Group PCL (Foreign)	35,441,679	12,527
	Bangkok Bank PCL (Foreign)	2,465,641	12,302
	3BB Internet Infrastructure Fund	55,340,437	11,736
[2]	Thaifoods Group PCL (Foreign)	38,193,975	11,711
	SCG Packaging PCL (Foreign)	13,907,100	10,722
[2]	KCE Electronics PCL (Foreign)	11,032,614	10,648
	Tisco Financial Group PCL NVDR	3,157,493	10,608
	TIDLOR Holdings PCL (Foreign)	19,544,758	10,234
	Com7 PCL (Foreign)	14,149,600	9,937
[2]	CP Axtra PCL (Foreign)	21,861,001	9,896
	CPN Retail Growth Leasehold REIT	26,171,526	9,788
[2]	Srisawad Corp. PCL (Foreign)	13,382,916	9,596
	Global Power Synergy PCL (Foreign)	8,681,040	9,306
	Electricity Generating PCL (Foreign)	2,628,011	9,102
[2]	Hana Microelectronics PCL (Foreign)	8,814,083	8,999
	AP Thailand PCL (Foreign)	33,482,142	8,858
	Thai Life Insurance PCL (Foreign)	26,679,900	8,622
[2]	IRPC PCL (Foreign)	131,877,214	8,613
	Osotspa PCL (Foreign)	18,744,200	8,588
[2]	Muangthai Capital PCL (Foreign)	9,218,245	8,373
	WHA Premium Growth Freehold & Leasehold REIT	24,350,427	8,146
[2]	Sansiri PCL (Foreign)	188,756,206	8,123
	Cal-Comp Electronics Thailand PCL (Foreign)	41,235,400	7,749
[2]	CH Karnchang PCL (Foreign)	14,244,763	7,428
*	BTS Group Holdings PCL (Foreign)	112,891,120	7,223
[2]	Ratch Group PCL NVDR	8,059,802	7,183
[2]	Central Plaza Hotel PCL (Foreign)	7,478,213	7,128
[2]	Land & Houses PCL NVDR	64,440,780	7,127
[2]	Supalai PCL (Foreign)	14,121,085	7,029
	Asset World Corp. PCL (Foreign)	105,267,900	6,814
[2]	Amata Corp. PCL (Foreign)	9,603,723	6,094
	Thailand Future Fund	30,177,300	6,056
	Betagro PCL (Foreign)	8,563,100	5,914
[2]	Sri Trang Agro-Industry PCL (Foreign)	10,680,661	5,836
*,2	Energy Absolute PCL (Foreign)	66,108,792	5,383

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Carabao Group PCL (Foreign)	4,737,605	5,283
	MBK PCL (Foreign)	10,039,737	5,248
*,2	Bangkok Commercial Asset Management PCL (Foreign)	22,698,300	5,166
[2]	Land & Houses PCL (Foreign)	44,055,500	4,873
	TTW PCL (Foreign)	17,136,034	4,861
	Mega Lifesciences PCL (Foreign)	4,420,100	4,856
	Star Petroleum Refining PCL (Foreign)	21,403,468	4,838
	Quality Houses PCL (Foreign)	116,324,851	4,826
	Ratch Group PCL (Foreign)	5,257,656	4,686
[2]	Siam Global House PCL (Foreign)	22,634,992	4,639
	Bangkok Life Assurance PCL NVDR	7,356,900	4,498
	Berli Jucker PCL (Foreign)	10,336,090	4,481
	Bangkok Dusit Medical Services PCL NVDR	7,849,700	4,408
[2]	Stecon Group PCL (Foreign)	11,881,763	4,388
	Bangkok Airways PCL (Foreign)	10,524,424	4,367
	Gunkul Engineering PCL (Foreign)	46,408,666	4,170
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	4,168
[2]	Bangkok Chain Hospital PCL (Foreign)	14,101,545	4,027
[2]	I-TAIL Corp. PCL (Foreign)	7,700,900	4,023
	B Grimm Power PCL (Foreign)	10,072,147	4,002
	Thai Vegetable Oil PCL (Foreign)	5,262,791	3,989
	BCPG PCL (Foreign)	16,975,542	3,682
	VGI PCL (Foreign)	132,945,410	3,563
	Tipco Asphalt PCL (Foreign)	8,119,230	3,368
	Thonburi Healthcare Group PCL (Foreign)	12,357,358	3,171
	SCB X PCL NVDR	786,320	3,163
	AEON Thana Sinsap Thailand PCL (Foreign)	1,057,000	3,073
*,2	Jasmine Technology Solution PCL (Foreign)	2,349,892	3,013
[2]	Dhipaya Group Holdings PCL (Foreign)	4,713,000	3,005
	Bangkok Life Assurance PCL (Foreign)	4,727,791	2,890
	Siam City Cement PCL (Foreign)	647,500	2,773
	PTG Energy PCL (Foreign)	10,941,946	2,743
	Precious Shipping PCL (Foreign)	13,107,363	2,732
[2]	Chularat Hospital PCL (Foreign)	60,947,546	2,674
*,2	Thaicom PCL (Foreign)	6,858,785	2,443
	Plan B Media PCL (Foreign)	18,285,160	2,430
[2]	JMT Network Services PCL (Foreign)	7,855,264	2,370
	TOA Paint Thailand PCL (Foreign)	5,936,534	2,368
	Thoresen Thai Agencies PCL (Foreign)	14,950,087	2,285
	MK Restaurants Group PCL (Foreign)	3,299,700	1,925
[2]	Dohome PCL (Foreign)	15,934,431	1,649
	Bangkok Land PCL (Foreign)	119,319,678	1,578
	SPCG PCL (Foreign)	5,775,304	1,569
	CK Power PCL (Foreign)	21,369,772	1,524
*,2	Jasmine International PCL (Foreign)	43,225,803	1,501
[2]	Jaymart Group Holdings PCL (Foreign)	6,880,000	1,495
	GFPT PCL (Foreign)	5,288,796	1,489
*	SKY ICT PCL (Foreign)	4,051,165	1,483
	TPI Polene Power PCL (Foreign)	24,853,700	1,467
	Pruksa Real Estate PCL (Foreign)	11,775,000	621
[2]	AEON Thana Sinsap Thailand PCL NVDR	83,800	244
*,2	Energy Absolute PCL NVDR	2,928,600	238
			2,616,283
Turkiye (1.1%)
	Aselsan Elektronik Sanayi ve Ticaret A/S	16,263,796	151,445
[2]	BIM Birlesik Magazalar A/S	5,891,765	96,793
[2]	Turkiye Petrol Rafinerileri A/S	12,649,123	76,044
*,2	Destek Finans Faktoring A/S	1,151,844	69,986
	Akbank TAS	42,362,032	68,607
	KOC Holding A/S	15,104,526	67,631
[2]	Turk Hava Yollari AO	7,616,866	51,860
[2]	Turkcell Iletisim Hizmetleri A/S	16,613,870	41,308
[2]	Haci Omer Sabanci Holding A/S	18,961,965	40,129
[2]	Eregli Demir ve Celik Fabrikalari TAS	48,601,871	37,801
*	Yapi ve Kredi Bankasi A/S	45,657,182	37,430
[2]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	5,913,436	37,162
	Turkiye Is Bankasi A/S Class C	114,318,419	36,293
[2]	Enka Insaat ve Sanayi A/S	12,222,146	28,337
[2]	Turkiye Garanti Bankasi A/S	8,103,387	23,992

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Katilimevim Tasarruf Finansman A/S	8,682,428	22,147
[2]	Ford Otomotiv Sanayi A/S	9,963,992	21,631
	Coca-Cola Icecek A/S	11,204,210	18,627
[2]	Turkiye Sise ve Cam Fabrikalari A/S	16,897,840	17,925
[2]	Migros Ticaret A/S	1,237,190	17,592
*	Peker Gayrimenkul Yatirim Ortakligi A/S	47,873,136	17,270
*,2	TAV Havalimanlari Holding A/S	2,536,896	15,653
*,2	Pegasus Hava Tasimaciligi A/S	3,513,573	14,030
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,624,219	13,968
*	Tera Yatirim Menkul Degerler A/S	2,616,389	13,947
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	9,691,294	13,744
*	Ral Yatirim Holding A/S	1,802,681	13,394
*,2	Pasifik Eurasia Lojistik Dis Ticaret A/S	4,579,394	13,381
*	Isiklar Enerji ve Yapi Holding A/S	5,982,014	13,088
*,2	Sasa Polyester Sanayi A/S	183,179,209	12,762
*,1	MLP Saglik Hizmetleri A/S	1,293,921	12,738
[2]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,152,516	12,386
	AG Anadolu Grubu Holding A/S	17,586,374	12,196
[2]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	26,914,178	11,322
*,2	Gubre Fabrikalari TAS	963,334	11,314
[2]	Tofas Turk Otomobil Fabrikasi A/S	1,657,337	10,822
*,2	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,236,010	10,460
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	5,322,142	9,771
[1]	Enerjisa Enerji A/S	3,396,022	9,242
	LDR Turizm A/S	3,481,080	9,112
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	262,913	9,074
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	359,758	9,064
*,2	Arcelik A/S	3,538,701	8,769
*,2	Turk Telekomunikasyon A/S	6,360,353	8,756
*,2	Petkim Petrokimya Holding A/S	16,522,748	8,750
*,2	Turk Altin Isletmeleri A/S	9,075,050	8,308
	Turkiye Sigorta A/S	25,823,176	8,050
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,050,041	7,730
[2]	Ulker Biskuvi Sanayi A/S	2,735,000	7,505
*	Kiler Holding A/S	3,295,685	7,473
*,2	Turkiye Vakiflar Bankasi TAO	10,632,530	7,462
	Is Yatirim Menkul Degerler A/S	7,739,697	7,252
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	15,810,914	6,998
*,2	Turkiye Halk Bankasi A/S	8,323,815	6,992
[2]	Oyak Cimento Fabrikalari A/S	12,737,411	6,692
*,2	TR Anadolu Metal Madencilik Isletmeleri A/S	2,517,588	6,620
*	Tera Yatirim Teknoloji Holding A/S	11,005,821	6,385
	Enerya Enerji A/S	32,014,133	6,318
*	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	10,575,222	6,194
	Anadolu Anonim Turk Sigorta Sirketi	9,630,194	6,159
[2]	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	5,860
*	Aksa Enerji Uretim A/S Class B	3,181,408	5,797
*	Baticim Bati Anadolu Cimento Sanayii A/S	41,302,960	5,688
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	5,663
	Global Yatirim Holding A/S	16,530,963	5,595
*,2	Sok Marketler Ticaret A/S	4,921,554	5,552
	Aygaz A/S	849,202	5,410
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	7,863,003	5,265
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	5,084
*,2	Alarko Holding A/S	2,357,909	5,001
*	BatiSoke Soke Cimento Sanayii TAS	5,791,744	4,914
	Lila Kagit Sanayi ve Ticaret A/S	6,181,715	4,794
[2]	Dogus Otomotiv Servis ve Ticaret A/S	1,175,849	4,698
	Dogan Sirketler Grubu Holding A/S	9,314,923	4,688
*	CVK Maden Isletmeleri Sanayi ve Ticaret A/S	5,913,140	4,668
*	Otokar Otomotiv ve Savunma Sanayi A/S	550,531	4,664
	Sekerbank Turk A/S	17,111,761	4,649
*	Lydia Holding A/S	1,058,678	4,600
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,094,880	4,544
	Aksa Akrilik Kimya Sanayii A/S	18,742,500	4,396
[2]	Tekfen Holding A/S	1,378,405	4,343
	Turkiye Sinai Kalkinma Bankasi A/S	16,752,961	4,304
	Nuh Cimento Sanayi A/S	782,633	4,293
*,2	Can2 Termik A/S	104,980,705	4,154
	Borusan Yatirim ve Pazarlama A/S	88,419	4,122

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	TAB Gida Sanayi ve Ticaret A/S	691,745	4,119
	Altinkilic Gida ve Sut Sanayi Ticaret A/S	518,929	4,094
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	3,523,998	4,093
*,2	Hektas Ticaret TAS	49,600,737	3,776
*,2	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	297,386	3,601
[2]	Kontrolmatik Enerji ve Muhendislik A/S	15,340,939	3,550
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,537,145	3,530
*	Izmir Firca Sanayi ve Ticaret A/S	2,235,171	3,393
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	16,343,040	3,354
*	Turk Traktor ve Ziraat Makineleri A/S	339,954	3,344
*,2	MIA Teknoloji A/S	3,744,909	3,313
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1,733,202	3,286
*	Bera Holding A/S	8,587,304	3,243
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	8,688	3,087
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	3,791,845	3,084
*	Investco Holding A/S	249,693	3,075
*	Grainturk Tarim A/S	536,023	3,053
*	Izdemir Enerji Elektrik Uretim A/S	12,747,459	3,020
	Albaraka Turk Katilim Bankasi A/S	16,227,918	3,018
	AKIS Gayrimenkul Yatirimi A/S	14,447,458	2,867
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,597,282	2,819
	Logo Yazilim Sanayi ve Ticaret A/S	861,224	2,741
	Pasifik Gayrimenkul Yatirim Ortakligi	40,883,712	2,713
	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	2,666
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	399,087	2,638
	Agesa Hayat ve Emeklilik A/S	470,373	2,513
*	Akcansa Cimento A/S	526,035	2,489
	Ronesans Gayrimenkul Yatirim A/S Class B	591,521	2,428
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	29,872,672	2,423
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	15,686,085	2,384
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	2,147,612	2,374
*	DAP Gayrimenkul Gelistirme A/S Class C	9,961,068	2,323
	Eczacibasi Yatirim Holding Ortakligi A/S	275,874	2,291
	Anadolu Hayat Emeklilik A/S	931,329	2,287
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	536,090	2,249
*	EGE Endustri ve Ticaret A/S	15,693	2,204
*	Akfen Yenilenebilir Enerji A/S	4,454,157	2,197
	Iskenderun Demir ve Celik A/S	2,045,411	2,194
*	Fenerbahce Futbol A/S	31,556,045	2,186
*,2	TR Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,060,675	2,154
*	BMS Birlesik Metal Sanayi ve Ticaret A/S	1,066,015	2,127
*	Blume Metal Chemical ASA	2,224,838	1,960
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	11,568,620	1,957
*	YEO Teknoloji Enerji ve Endustri A/S	1,545,854	1,909
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	15,502,916	1,895
	Efor Yatirim Sanayi Ticaret A/S	7,305,251	1,874
*	Tukas Gida Sanayi ve Ticaret A/S	31,971,824	1,813
*	Zorlu Enerji Elektrik Uretim A/S	26,188,099	1,774
	Kocaer Celik Sanayi ve Ticaret A/S	6,796,469	1,769
*	Pasifik Teknoloji A/S	3,680,247	1,759
	Escar Turizm Tasimacilik Ticaret A/S	1,475,422	1,706
*	Is Finansal Kiralama A/S	3,792,313	1,680
*	Altinay Savunma Teknolojileri A/S	4,739,085	1,678
*	Reeder Teknoloji Sanayi ve Ticaret A/S	9,804,043	1,655
*	Qua Granite Hayal	19,722,908	1,622
*	Oyak Yatirim Menkul Degerler A/S	1,273,348	1,602
*	Kayseri Seker Fabrikasi A/S	15,222,029	1,597
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,397,139	1,576
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,595,809	1,547
	Galata Wind Enerji A/S	2,250,982	1,507
*	Adese Gayrimenkul Yatirim A/S	61,489,890	1,476
*	Polisan Holding A/S	3,043,782	1,431
*	NET Holding A/S	1,682,218	1,429
*	Ozak Gayrimenkul Yatirim Ortakligi	5,231,551	1,419
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	19,094,456	1,400
*,2	Vestel Elektronik Sanayi ve Ticaret A/S	2,222,829	1,368
	SUN Tekstil Sanayi ve Ticaret A/S	1,703,494	1,347
*	Izmir Demir Celik Sanayi A/S	8,606,390	1,340
*	Politeknik Metal Sanayi ve Ticaret A/S	11,009	1,306
	Celebi Hava Servisi A/S	33,015	1,303

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,241
*	Karsan Otomotiv Sanayii ve Ticaret A/S	4,848,218	1,238
	Bursa Cimento Fabrikasi A/S	8,772,891	1,190
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	145,518	1,178
*	Konya Cimento Sanayii A/S	12,328	1,141
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	1,117
*	Kordsa Teknik Tekstil A/S	726,453	1,055
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,071,609	1,054
*	Karel Elektronik Sanayi ve Ticaret A/S	3,942,872	1,033
*	Marmara Holding A/S	15,660,551	1,005
*	Aydem Yenilenebilir Enerji A/S	1,534,075	984
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	2,952,119	981
	Ebebek Magazacilik A/S Class B	611,962	975
*	Hitit Bilgisayar Hizmetleri A/S	1,025,926	961
	Suwen Tekstil Sanayi Pazarlama A/S	4,997,880	951
*	Tumosan Motor ve Traktor Sanayi A/S	420,746	947
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	912
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,520,292	890
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	869
*	Aksigorta A/S	5,534,870	857
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	13,697,587	837
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	5,161,135	813
*	Kervan Gida Sanayi ve Ticaret A/S Class B	11,708,373	808
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,401,297	761
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	10,947,008	746
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	6,174,313	741
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	1,586,720	725
*	Tat Gida Sanayi A/S	1,818,842	724
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	19,416,940	713
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	373,253	694
*	Esenboga Elektrik Uretim A/S	8,172,051	677
*	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	671
*	Imas Makina Sanayi A/S	7,956,721	650
	Visne Madencilik Uretim Sanayi ve Ticaret A/S	284,411	542
			1,682,317
United Arab Emirates (1.5%)
	First Abu Dhabi Bank PJSC	61,209,237	292,828
	Emaar Properties PJSC	86,035,037	277,033
	Emirates Telecommunications Group Co. PJSC	48,247,430	244,358
	Emirates NBD Bank PJSC	25,062,946	198,019
	Abu Dhabi Commercial Bank PJSC	43,767,886	164,544
	Abu Dhabi Islamic Bank PJSC	20,216,002	120,718
	Aldar Properties PJSC	52,858,553	111,167
	Dubai Electricity & Water Authority PJSC	124,929,662	90,153
	Adnoc Gas plc	95,793,504	87,884
*	Two Point Zero Group PJSC	147,144,922	82,030
	Dubai Islamic Bank PJSC	40,058,631	77,964
	ADNOC Drilling Co. PJSC	36,505,944	56,256
	Emaar Development PJSC	11,583,679	46,023
	Air Arabia PJSC	31,554,928	42,523
	Abu Dhabi National Oil Co. for Distribution PJSC	39,776,153	39,751
	Salik Co. PJSC	25,737,327	39,270
	ADNOC Logistics & Services	22,709,018	36,280
*	Dubai Investments PJSC	29,019,862	32,058
	Agility Global plc	73,170,575	29,879
	Borouge plc	41,660,697	28,702
*	Modon Holding PSC	34,240,969	27,349
	GFH Financial Group BSC	37,193,226	22,086
	Americana Restaurants International plc - Foreign Co.	39,518,270	21,403
	Dana Gas PJSC	76,930,537	18,848
*,3	Gulf Navigation Holding PJSC	22,836,566	16,843
	Fertiglobe plc	15,820,156	16,109
	NMDC Group PJSC	3,081,943	16,076
	Talabat Holding plc	64,859,092	15,773
	Parkin Co. PJSC	10,313,011	14,626
*	Abu Dhabi Ports Co. PJSC	12,219,345	14,450
	Sharjah Islamic Bank	17,046,537	13,734
	Lulu Retail Holdings plc	42,863,682	12,151
*	Apex Investment Co. PSC	13,606,106	11,917

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Emirates Central Cooling Systems Corp.	27,853,260	11,763
	Abu Dhabi National Hotels	108,887,204	10,978
*	Presight AI Holding plc	9,765,425	8,336
	Dubai Financial Market PJSC	21,085,002	8,200
*	Phoenix Group plc	36,135,292	7,448
	Amanat Holdings PJSC	18,293,287	6,372
	Ajman Bank PJSC	15,210,998	5,957
*	RAK Properties PJSC	20,278,764	5,911
*	Space42 plc	13,531,819	5,537
	Agthia Group PJSC	4,264,136	4,328
	GFH Financial Group BSC (XKUW)	4,122,121	2,617
*	Ghitha Holding PJSC	346,785	1,032
*,3	Arabtec Holding PJSC	10,929,061	—
			2,397,284
Total Common Stocks (Cost $91,978,034)			156,367,388
Preferred Stocks (1.4%)
	Petroleo Brasileiro SA - Petrobras Preference Shares	61,385,795	608,428
	Itau Unibanco Holding SA Preference Shares	64,670,007	564,057
	Banco Bradesco SA Preference Shares	65,568,965	255,825
	Itausa SA Preference Shares	81,825,803	230,020
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,719,551	158,146
	Gerdau SA Preference Shares	17,576,534	80,255
*	Axia Energia SA Preference Shares Class C	5,299,698	64,162
	Cia Energetica de Minas Gerais Preference Shares	18,117,633	45,881
	Axia Energia SA Preference Shares Class B	2,941,634	40,782
	Grupo Cibest SA Preference Shares	1,738,521	29,844
	Embotelladora Andina SA Preference Shares Class B	5,740,661	26,760
	Isa Energia Brasil SA Preference Shares	3,836,878	22,866
	Metalurgica Gerdau SA Preference Shares	11,349,630	22,760
	Grupo de Inversiones Suramericana SA Preference Shares	1,912,642	21,279
	Bradespar SA Preference Shares	3,290,999	15,246
	Marcopolo SA Preference Shares	10,152,746	13,286
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,384,269	10,688
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	3,102,592	9,787
	Unipar Carbocloro SA Preference Shares Class B	728,600	9,217
	Banco ABC Brasil SA Preference Shares	1,349,688	6,830
	Alpargatas SA Preference Shares	2,479,854	6,020
	Localiza Rent a Car SA Preference Shares	451,705	4,026
*	Braskem SA Preference Shares Class A	2,079,169	3,842
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	3,424
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	656,715	2,830
	Axia Energia SA Preference Shares ADR	191,585	2,663
	Randoncorp SA Preference Shares	2,454,834	2,632
*	Raizen SA Preference Shares	17,910,085	1,700
*	Axia Energia SA Preference Shares Class C ADR	136,620	1,646
*	TVS Motor Co. Ltd., 6.000%, 9/1/2026	5,795,466	623
Total Preferred Stocks (Cost $1,512,169)			2,265,525
Rights (0.0%)
*	Sharjah Islamic Bank Exp. 5/8/2026	5,682,178	620
*	FII BTLG Exp. 5/13/2026	213,350	11
*,3	Taiwan Cogeneration Corp. Exp. 5/11/2026	670,008	—
*	Fii UBS Br Receb Imob Exp. 10/19/2026	60,744	—
*,3	Wafer Works Corp. Exp. 5/28/2026	206,436	—
*,3	Parque Arauco SA Exp. 6/2/2026	778,213	—
*,3	Ability Opto-Electronics Technology Co. Ltd. Exp. 5/22/2026	31,453	—
Total Rights (Cost $—)			631
Warrants (0.0%)
*	Berjaya Corp. Bhd. Exp. 1/6/2031	4,699,499	59
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	3,624,441	19
*	VGI PCL Exp. 5/23/2027	18,209,185	11
Total Warrants (Cost $—)			89

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (4.2%)
Money Market Fund (4.2%)
[4,5] Vanguard Market Liquidity Fund, 3.685% (Cost $6,687,477)	66,882,877	6,687,619
Total Investments (103.4%) (Cost $100,177,680)		165,321,252
Other Assets and Liabilities—Net (-3.4%)		(5,458,791)
Net Assets (100%)		159,862,461
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $7,700,790, representing 4.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,114,902.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,410,506 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2026	8,400	686,364	59,937

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	6/17/2026	BRL	174,787	USD	32,652	2,249	—
HSBC Bank plc	6/17/2026	HKD	697,342	USD	89,147	35	—
Citibank, N.A.	6/17/2026	INR	66,518,886	USD	714,004	—	(15,938)
BNP Paribas	6/17/2026	INR	45,101,249	USD	487,222	—	(13,920)
Toronto-Dominion Bank	6/17/2026	INR	21,577,512	USD	232,850	—	(6,411)
JPMorgan Chase Bank, N.A.	6/17/2026	INR	14,680,228	USD	157,979	—	(3,921)
Bank of America, N.A.	6/17/2026	INR	9,557,102	USD	103,365	—	(3,070)
Wells Fargo Bank N.A.	6/17/2026	INR	5,933,751	USD	63,091	—	(821)
State Street Bank & Trust Co.	6/17/2026	USD	107,377	BRL	568,347	—	(6,109)
HSBC Bank plc	6/17/2026	USD	89,519	HKD	697,342	338	—
Citibank, N.A.	6/17/2026	USD	167,230	INR	15,773,400	1,700	—
State Street Bank & Trust Co.	6/17/2026	USD	78,046	INR	7,231,570	2,156	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	58,509	INR	5,452,130	1,293	—
BNP Paribas	6/17/2026	USD	27,410	THB	863,088	835	—
Citibank, N.A.	6/17/2026	USD	51,335	TWD	1,634,158	—	(387)
						8,606	(50,577)

BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
THB—Thai baht.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
China Airlines Ltd.	8/31/2026	BANA	8,502	(0.390)	—	(1)
China XD Electric Co. Ltd. Class A	9/2/2027	MSBNA	3,627	10.860	254	—
East Money Information Co. Ltd. Class A	9/2/2027	MSBNA	11,417	(0.290)	553	—
Eve Energy Co. Ltd. Class A	9/2/2027	MSBNA	11,311	2.610	472	—
Foxconn Industrial Internet Co. Ltd. Class A	9/2/2027	MSBNA	26,529	(1.140)	3,160	—
FTSE China A Stock Connect CNY All Cap Index	6/4/2026	BANA	335,267	2.607	30,831	—
Hapvida Participacoes e Investimentos SA	2/2/2027	GSI	5,293	5.360	—	(287)
MBRF Global Foods Co. SA	2/2/2027	GSI	12,955	0.360	—	(1,339)
Novatek Microelectronics Corp.	2/2/2027	GSI	28,173	(1.640)	386	—
Raia Drogasil SA	2/2/2027	GSI	41,787	(2.390)	—	(3,054)
Tera Yatirim Teknoloji Holding A/S	2/2/2027	GSI	4,569	2.360	1,062	—
TOTVS SA	2/2/2027	GSI	13,781	(0.490)	—	(1,237)

Emerging Markets Stock Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
TS Financial Holding Co. Ltd.	9/2/2027	MSBNA	38,067	(1.640)	—	(389)
Victory Giant Technology Huizhou Co. Ltd. Class A	9/2/2027	MSBNA	18,548	2.360	764	—
					37,482	(6,307)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSBNA—Morgan Stanley Bank, N.A.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $28,720 and cash of $5,820 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $93,490,203)	158,633,633
Affiliated Issuers (Cost $6,687,477)	6,687,619
Total Investments in Securities	165,321,252
Investment in Vanguard	3,498
Cash	2,884
Foreign Currency, at Value (Cost $306,121)	308,191
Cash Collateral Pledged—Futures Contracts	31,730
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	44,020
Receivables for Investment Securities Sold	2,425
Receivables for Accrued Income	168,305
Receivables for Capital Shares Issued	27,274
Variation Margin Receivable—Futures Contracts	13,020
Unrealized Appreciation—Forward Currency Contracts	8,606
Unrealized Appreciation—Over-the-Counter Swap Contracts	37,482
Other Assets	4,623
Total Assets	165,973,310
Liabilities
Payables for Investment Securities Purchased	8,726
Collateral for Securities on Loan	4,410,506
Payables for Capital Shares Redeemed	66,117
Payables to Vanguard	4,550
Unrealized Depreciation—Forward Currency Contracts	50,577
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,307
Deferred Foreign Capital Gains Taxes	1,564,066
Total Liabilities	6,110,849
Net Assets	159,862,461
1 Includes $4,114,902 of securities on loan.

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	122,174,421
Total Distributable Earnings (Loss)	37,688,040
Net Assets	159,862,461

Investor Shares—Net Assets
Applicable to 1,884,617 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,845
Net Asset Value Per Share—Investor Shares	$37.06

ETF Shares—Net Assets
Applicable to 2,034,969,117 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	119,081,026
Net Asset Value Per Share—ETF Shares	$58.52

Admiral™ Shares—Net Assets
Applicable to 447,940,578 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,793,642
Net Asset Value Per Share—Admiral Shares	$48.65

Institutional Shares—Net Assets
Applicable to 263,518,825 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,750,589
Net Asset Value Per Share—Institutional Shares	$37.00

Institutional Plus Shares—Net Assets
Applicable to 74,476,483 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,167,359
Net Asset Value Per Share—Institutional Plus Shares	$123.09
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	1,328,150
Interest[2]	47,083
Securities Lending—Net	47,082
Total Income	1,422,315
Expenses
The Vanguard Group—Note C
Investment Advisory Services	5,144
Management and Administrative—Investor Shares	85
Management and Administrative—ETF Shares	18,841
Management and Administrative—Admiral Shares	10,270
Management and Administrative—Institutional Shares	2,121
Management and Administrative—Institutional Plus Shares	1,387
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	1,514
Marketing and Distribution—Admiral Shares	526
Marketing and Distribution—Institutional Shares	154
Marketing and Distribution—Institutional Plus Shares	127
Custodian Fees	12,451
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,651
Shareholders’ Reports—Admiral Shares	163
Shareholders’ Reports—Institutional Shares	79
Shareholders’ Reports—Institutional Plus Shares	52
Trustees’ Fees and Expenses	39
Other Expenses	161
Total Expenses	54,768
Net Investment Income	1,367,547
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(1,300,792)
Futures Contracts	11,127
Swap Contracts	20,139
Forward Currency Contracts	(59,317)
Foreign Currencies	(51,298)
Realized Net Gain (Loss)	(1,380,141)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	12,936,554
Futures Contracts	45,653
Swap Contracts	26,733
Forward Currency Contracts	(35,711)
Foreign Currencies	59,615
Change in Unrealized Appreciation (Depreciation)	13,032,844
Net Increase (Decrease) in Net Assets Resulting from Operations	13,020,250
1	Dividends are net of foreign withholding taxes of $145,904.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $44,487, ($71), and ($488), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $11,680.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($255,381).
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,367,547	3,181,336
Realized Net Gain (Loss)	(1,380,141)	(1,183,521)
Change in Unrealized Appreciation (Depreciation)	13,032,844	22,902,525
Net Increase (Decrease) in Net Assets Resulting from Operations	13,020,250	24,900,340
Distributions
Investor Shares	(1,193)	(2,001)
ETF Shares	(1,996,817)	(2,767,003)
Admiral Shares	(378,184)	(549,813)
Institutional Shares	(167,644)	(264,041)
Institutional Plus Shares	(154,608)	(178,952)
Total Distributions	(2,698,446)	(3,761,810)
Capital Share Transactions
Investor Shares	(521)	(12,005)
ETF Shares	6,705,259	6,639,817
Admiral Shares	127,538	88,791
Institutional Shares	(193,345)	(176,046)
Institutional Plus Shares	1,381,241	871,769
Net Increase (Decrease) from Capital Share Transactions	8,020,172	7,412,326
Total Increase (Decrease)	18,341,976	28,550,856
Net Assets
Beginning of Period	141,520,485	112,969,629
End of Period	159,862,461	141,520,485
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.67	$29.38	$24.11	$22.40	$32.02	$27.86
Investment Operations
Net Investment Income[1]	.285	.741	.692	.696	.805	.670
Net Realized and Unrealized Gain (Loss) on Investments	2.740	5.453	5.286	1.729	(9.574)	4.133
Total from Investment Operations	3.025	6.194	5.978	2.425	(8.769)	4.803
Distributions
Dividends from Net Investment Income	(.635)	(.904)	(.708)	(.715)	(.851)	(.643)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.635)	(.904)	(.708)	(.715)	(.851)	(.643)
Net Asset Value, End of Period	$37.06	$34.67	$29.38	$24.11	$22.40	$32.02
Total Return[2]	8.92%	21.68%	25.18%	10.72%	-27.83%	17.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70	$66	$67	$68	$92	$171
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%	0.29%[3]	0.29%[3]	0.29%[3]	0.29%
Ratio of Net Investment Income to Average Net Assets	1.64%	2.45%	2.56%	2.74%	2.85%	2.05%
Portfolio Turnover Rate[4]	2%	6%	8%	5%	7%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$54.71	$46.36	$38.04	$35.35	$50.55	$43.98
Investment Operations
Net Investment Income[1]	.513	1.279	1.189	1.230	1.410	1.186
Net Realized and Unrealized Gain (Loss) on Investments	4.330	8.601	8.339	2.677	(15.163)	6.506
Total from Investment Operations	4.843	9.880	9.528	3.907	(13.753)	7.692
Distributions
Dividends from Net Investment Income	(1.033)	(1.530)	(1.208)	(1.217)	(1.447)	(1.122)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.033)	(1.530)	(1.208)	(1.217)	(1.447)	(1.122)
Net Asset Value, End of Period	$58.52	$54.71	$46.36	$38.04	$35.35	$50.55
Total Return	9.05%	21.95%	25.46%	10.95%	-27.68%	17.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$119,081	$104,721	$82,565	$68,051	$60,832	$80,116
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.87%	2.67%	2.77%	3.06%	3.19%	2.29%
Portfolio Turnover Rate[3]	2%	6%	8%	5%	7%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.50	$38.55	$31.64	$29.39	$42.04	$36.57
Investment Operations
Net Investment Income[1]	.411	1.047	.967	1.002	1.145	.949
Net Realized and Unrealized Gain (Loss) on Investments	3.591	7.152	6.927	2.241	(12.617)	5.432
Total from Investment Operations	4.002	8.199	7.894	3.243	(11.472)	6.381
Distributions
Dividends from Net Investment Income	(.852)	(1.249)	(.984)	(.993)	(1.178)	(.911)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.852)	(1.249)	(.984)	(.993)	(1.178)	(.911)
Net Asset Value, End of Period	$48.65	$45.50	$38.55	$31.64	$29.39	$42.04
Total Return[2]	8.99%	21.90%	25.35%	10.92%	-27.76%	17.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,794	$20,231	$17,039	$14,094	$12,803	$17,690
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.14%[3]	0.14%[3]	0.14%[3]	0.14%
Ratio of Net Investment Income to Average Net Assets	1.80%	2.63%	2.71%	3.00%	3.11%	2.21%
Portfolio Turnover Rate[4]	2%	6%	8%	5%	7%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.59	$29.32	$24.06	$22.35	$31.96	$27.81
Investment Operations
Net Investment Income[1]	.324	.801	.746	.777	.882	.736
Net Realized and Unrealized Gain (Loss) on Investments	2.737	5.431	5.273	1.698	(9.585)	4.120
Total from Investment Operations	3.061	6.232	6.019	2.475	(8.703)	4.856
Distributions
Dividends from Net Investment Income	(.651)	(.962)	(.759)	(.765)	(.907)	(.706)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.651)	(.962)	(.759)	(.765)	(.907)	(.706)
Net Asset Value, End of Period	$37.00	$34.59	$29.32	$24.06	$22.35	$31.96
Total Return	9.05%	21.89%	25.43%	10.96%	-27.70%	17.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,751	$9,324	$8,042	$6,627	$5,715	$7,791
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%	0.10%[2]	0.10%[2]	0.10%[2]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.86%	2.65%	2.75%	3.06%	3.15%	2.25%
Portfolio Turnover Rate[3]	2%	6%	8%	5%	7%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$115.08	$97.52	$80.02	$74.35	$106.33	$92.51
Investment Operations
Net Investment Income[1]	1.082	2.696	2.506	2.557	2.931	2.412
Net Realized and Unrealized Gain (Loss) on Investments	9.100	18.083	17.536	5.672	(31.875)	13.779
Total from Investment Operations	10.182	20.779	20.042	8.229	(28.944)	16.191
Distributions
Dividends from Net Investment Income	(2.172)	(3.219)	(2.542)	(2.559)	(3.036)	(2.371)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.172)	(3.219)	(2.542)	(2.559)	(3.036)	(2.371)
Net Asset Value, End of Period	$123.09	$115.08	$97.52	$80.02	$74.35	$106.33
Total Return	9.05%	21.95%	25.46%	10.96%	-27.70%	17.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,167	$7,179	$5,257	$3,535	$3,572	$5,097
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.87%	2.67%	2.78%	3.03%	3.14%	2.22%
Portfolio Turnover Rate[3]	2%	6%	8%	5%	7%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Emerging Markets Stock Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.

Emerging Markets Stock Index Fund
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $3,498,000, representing less than 0.01% of the fund’s net assets and 1.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,100,111	144,088,464	178,813	156,367,388
Preferred Stocks	2,265,525	—	—	2,265,525
Rights	620	11	—	631
Warrants	89	—	—	89
Temporary Cash Investments	6,687,619	—	—	6,687,619
Total	21,053,964	144,088,475	178,813	165,321,252

Derivative Financial Instruments
Assets
Futures Contracts[1]	59,937	—	—	59,937
Forward Currency Contracts	—	8,606	—	8,606
Swap Contracts	—	37,482	—	37,482
Total	59,937	46,088	—	106,025
Liabilities
Forward Currency Contracts	—	(50,577)	—	(50,577)
Swap Contracts	—	(6,307)	—	(6,307)
Total	—	(56,884)	—	(56,884)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Emerging Markets Stock Index Fund
E.  At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	59,937	—	59,937
Unrealized Appreciation—Forward Currency Contracts	—	8,606	8,606
Unrealized Appreciation—Over-the-Counter Swap Contracts	37,482	—	37,482
Total Assets	97,419	8,606	106,025

Unrealized Depreciation—Forward Currency Contracts	—	(50,577)	(50,577)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(6,307)	—	(6,307)
Total Liabilities	(6,307)	(50,577)	(56,884)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	11,127	—	11,127
Swap Contracts	20,139	—	20,139
Forward Currency Contracts	—	(59,317)	(59,317)
Realized Net Gain (Loss) on Derivatives	31,266	(59,317)	(28,051)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	45,653	—	45,653
Swap Contracts	26,733	—	26,733
Forward Currency Contracts	—	(35,711)	(35,711)
Change in Unrealized Appreciation (Depreciation) on Derivatives	72,386	(35,711)	36,675
F.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	102,978,763
Gross Unrealized Appreciation	75,785,392
Gross Unrealized Depreciation	(13,393,762)
Net Unrealized Appreciation (Depreciation)	62,391,630
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $22,684,062,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2026, the fund purchased $7,920,333,000 of investment securities and sold $2,840,896,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,766,549,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Emerging Markets Stock Index Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,650	162	7,400	247
Issued in Lieu of Cash Distributions	1,193	35	2,001	69
Redeemed	(7,364)	(210)	(21,406)	(690)
Net Increase (Decrease)—Investor Shares	(521)	(13)	(12,005)	(374)
ETF Shares
Issued	6,705,259	120,899	6,639,817	133,182
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	6,705,259	120,899	6,639,817	133,182
Admiral Shares
Issued	1,887,889	41,005	3,024,405	76,706
Issued in Lieu of Cash Distributions	336,012	7,637	486,211	12,666
Redeemed	(2,096,363)	(45,371)	(3,421,825)	(86,653)
Net Increase (Decrease)—Admiral Shares	127,538	3,271	88,791	2,719
Institutional Shares
Issued	1,255,272	35,415	1,640,909	54,639
Issued in Lieu of Cash Distributions	160,748	4,806	254,050	8,706
Redeemed	(1,609,365)	(46,226)	(2,071,005)	(68,159)
Net Increase (Decrease)—Institutional Shares	(193,345)	(6,005)	(176,046)	(4,814)
Institutional Plus Shares
Issued	1,704,255	14,778	1,218,783	11,852
Issued in Lieu of Cash Distributions	147,273	1,323	170,189	1,746
Redeemed	(470,287)	(4,007)	(517,203)	(5,120)
Net Increase (Decrease)—Institutional Plus Shares	1,381,241	12,094	871,769	8,478
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q5332 062026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Emerging Markets Stock Index Fund

A majority of independent trustees of the board of Vanguard Emerging Markets Stock Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangement warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.